                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-04297

                                 VANECK FUNDS
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 Third Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2018

Item 1. Report to Shareholders

SEMI-ANNUAL REPORT June 30, 2018 (unaudited)

VanEck Funds

CM Commodity Index Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the opinion of the investment adviser and may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2018.

CM COMMODITY INDEX FUND

June 30, 2018 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report, which affords us the opportunity to provide a review of the economic backdrop for the first half of the year. But first, in light of the many developments that occurred across global markets during the first half of 2018, we want to reemphasize VanEck’s corporate mission and its implications to you as our valued shareholders.

As you may know, VanEck has a history of looking beyond the financial markets to identify historical, political, and/or technological trends that are likely to create or impact investment opportunities. We were one of the first U.S. asset managers to offer investors access to international markets, which set the tone for our drive to identify promising asset classes and trends. In this respect, our unconventional (at the time) efforts to introduce investors to gold investing in 1968, emerging markets (including China) in 1993, and ETFs in 2006, are now considered mainstream, permanently shaping the investment management industry as we now know it.

Today, we offer both active and passive strategies with compelling exposures supported by well-designed investment processes. Our firm’s capabilities range from strategies designed to strengthen core investment allocations to more specialized exposures that enhance portfolio diversification and reduce volatility.

Putting clients’ interests first in all market environments is at the heart of the firm’s mission and has been since our founding in 1955. We will, as always, continue to seek out and evaluate the most attractive opportunities for you as shareholders.

As we wrote in our Market Insights research, which can be found at www.vaneck.com/blogs/market-insights, we began 2018 by noting that global growth had gone from “ticking up” to “firmly in place” and that, while central banks were tightening, Europe remained “two years” behind the U.S. in this trend and had a trickier task. Further, our base case was for 10-year interest rates to rise to 3.5% with the curve not inverting. In its third longest bull market ever, we remained bullish on U.S. equities in the short-term, but were prepared for a correction. And, finally, we believed that investors should not be underweight commodities as global growth was supporting the bullish “grind trade” narrative from supply cutbacks.

Over the last six months we have seen interest rates in the U.S. rise as expected and, as a consequence, the U.S. dollar has strengthened.

1

CM COMMODITY INDEX FUND

(unaudited) (continued)

These events, along with both inflation fears and concern about trade and tariffs, have resulted not only in an increasingly evident decoupling of the U.S. dollar and emerging markets local currencies, but also significant outflows from emerging markets themselves (in May, for example, outflows were evenly split between equities and debt). From a regional perspective, countries in Latin America and Europe (e.g. Argentina and Turkey) rather than in Asia, have been the primary sources of emerging markets outflows. We still believe that credit exposure in high yield and emerging markets is still better than in governments, which have pure interest rate risk with no offset.

The biggest change in our outlook from six months ago is that global growth appears to be less synchronized — more relevant to the U.S. and China — with Europe uncertain and Africa, South America, and the Middle East struggling. In Europe, for example, economic growth has started to slow and weaker bank balance sheets remain an obstacle to monetary policy normalization. Despite these growing concerns, supply discipline has continued to support the bullish “grind trade” in commodities, with increasing chances of commodities and natural resources ending 2018 as the best performing area of the market.

To keep you informed on an ongoing basis, we encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit vaneck.com.

2

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements the Fund for the six-month period ended June 30, 2018. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President

VanEck Funds

July 17, 2018

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

3

CM COMMODITY INDEX FUND

June 30, 2018 (unaudited)

Management Discussion

The CM (Constant Maturity) Commodity Index Fund (the “Fund”) gained 1.23% (Class A shares, excluding sales charge) for the six months ended June 30, 2018. The Fund’s benchmark, the UBS Bloomberg Constant Maturity Commodity Total Return Index (“CMCI”)1, gained 1.91%.

Market Review

The performance of commodity indices were mixed in the first half of 2018. During the six months ended June 30, 2018, the most significant impact on commodities markets and the Fund came from a combination of concerns involving a strong U.S. dollar, fears of a trade war, and U.S. rate hikes. Most commodities traded in a choppy range, but remained in the positive up-trend that started from the market low in the first quarter of 2016.

There were several macroeconomic events during the first half of 2018 that were positive for the U.S. dollar and potentially negative for global growth trends. The U.S. Federal Reserve raised interest rates twice, once in March and then again in June, and the U.S. dollar rallied in anticipation of the June tightening in particular. The U.S. dollar finished up 3.5% and up about 8% from February lows. Growing trade fears and European political concerns, especially in Italy, also contributed to the U.S. dollar’s positive performance. The rising U.S. dollar pressured emerging markets’ currencies and markets, hurting the global growth outlook.

Fund Review

The energy sector provided all of the positive performance for commodity indices in the first six months of 2018. The UBS Bloomberg Constant Maturity Commodity Total Return Index (“CMCI”), up 1.91%, outperformed the Bloomberg Commodity Index (“BCOM”)2, flat at 0.00%, because of CMCI’s slightly higher weighting to the energy sector and better roll yield^. The S&P® GSCI Index (“SPGSCI”)3 posted a gain of 10.36%, outperforming both the CMCI and BCOM because of its heavy energy weighting.

Industrial metals (considered the most economically sensitive sector) fell almost 6% in the first half of the year, led by a 10% decline in copper. Precious metals fell almost 5%, mostly due to the rising U.S. dollar. The agriculture sector in particular was hurt by rising trade tensions, as declines in soybeans and sugar led the sector lower. WTI and Brent crude oil ignored the strong U.S. dollar and trade fears and rallied

4

strongly in June, rising 20% year to date. Supply concerns, declining Venezuelan production, disruptions in Libyan production, and the U.S. administration’s announcement of aggressive sanctions against Iran’s production all added to the bullish investor sentiment.

Considering the negative macroeconomic headlines during 2018 related to trade wars and a rising U.S. dollar, commodity indexes held gains from 2016 and 2017 and continue to build on the positive momentum of the current up-trend.

For more information or to access investment and market insights from the investment team, visit our web site, vaneck.com or subscribe to our commentaries.

As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Roland Morris, Jr. Portfolio Manager	Gregory Krenzer Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

5

CM COMMODITY INDEX FUND

(unaudited) (continued)

[1]	UBS Bloomberg Constant Maturity Commodity Total Return Index (CMCI) is a rules-based, composite benchmark index diversified across 29 commodities futures contracts from within five sectors. CMCI is comprised of futures contracts with maturities ranging from around three months to over three years for each commodity, depending on liquidity.

[2]	The Bloomberg Commodity Index (BCOM) is composed of futures contracts on 22 physical commodities covering five sectors, specifically energy, precious metals, industrial metals, livestock and agriculture.

[3]	The S&P® GSCI Index (SPGSCI) is composed of futures contracts on 24 physical commodities, with high energy concentration and limited diversification. SPGSCI buys and sells short-term futures contracts.

^	Roll yield is the amount of return generated during periods of backwardation, while negative roll yield refers to the amount of return lost during periods of contango. Roll yield is calculated as equal to [(1+Excess Return)/(1+Spot Return)] - 1. “Backwardation” is the opposite of contango, and refers to a downward sloping term structure. Backwardation tends to occur in contracts and during periods when traders are concerned about scarcity of supplies. Thus, traders would rather have commodities in-hand now (spot) than in the future, and will pay for the privilege. “Contango” refers to an upward sloping term structure, in which indices that hold front-month contracts will incur a cost each time contracts expire and must be rolled to more expensive, longer-dated contracts. As contracts move closer to expiration, their value converges with spot prices. So, “contango cost” usually is measured by the difference between spot prices and front-month futures.

Commodities are assets that have tangible properties, such as oil, metals, and agriculture. Commodities and commodity-linked derivatives may be affected by overall market movements and other factors that affect the value of a particular industry or commodity such as weather, disease, embargoes or political or regulatory developments. The value of a commodity-linked derivative is generally based on price movements of a commodity, a commodity futures contract, a commodity index or other economic variables based on the commodity markets. Derivatives use leverage, which may exaggerate a loss. The Fund is subject to the risks associated with its investments in commodity-linked derivatives, risks of investing in wholly owned subsidiary, risk of tracking error, risks of aggressive investment techniques, leverage risk, derivatives risks, counterparty risks, non-diversification risk, credit risk, concentration risk and market risk. The use of commodity-linked derivatives such as swaps, commodity-linked structured notes and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative’s cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security’s value. Investment in commodity markets may not be suitable for all investors. The Fund’s investment in commodity-linked derivative instruments may subject the fund to greater volatility than investment in traditional securities. Please see the prospectus and summary prospectus for information on these and other risk considerations.

All investments involve the risk of loss.

6

CM COMMODITY INDEX FUND

PERFORMANCE COMPARISON

June 30, 2018 (unaudited)

Average Annual Total Returns (%)*	Class A Before Sales Charge	Class A After Maximum Sales Charge	Class I**
Six Months	1.23	(4.64)	1.20
One Year	13.37	6.77	13.61
Five Year	(5.40)	(6.52)	(5.13)
Life^	(5.83)	(6.57)	(5.55)

Average Annual Total Returns (%)*	Class Y**	CMCITR
Six Months	1.41	1.91
One Year	13.61	14.95
Five Year	(5.14)	(4.04)
Life^	(5.57)	(4.49)

*	Returns less than one year are not annualized
**	Classes are not subject to a sales charge
^	Since December 31, 2010 (inception date of all share classes).

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value (NAV). These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting www.vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

UBS Bloomberg Constant Maturity Commodity Total Return Index (CMCITR) is a rules-based, composite benchmark index diversified across 29 commodity components from within five sectors, specifically energy, precious metals, industrial metals, agriculture and livestock.

7

CM COMMODITY INDEX FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2018 to June 30, 2018.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2018 – June 30, 2018
CM Commodity Index Fund
Class A	Actual	$1,000.00	$1,012.30	0.95%	$4.79
	Hypothetical**	$1,000.00	$1,020.03	0.95%	$4.81
Class I	Actual	$1,000.00	$1,012.00	0.65%	$3.29
	Hypothetical**	$1,000.00	$1,021.52	0.65%	$3.31
Class Y	Actual	$1,000.00	$1,014.10	0.70%	$3.55
	Hypothetical**	$1,000.00	$1,021.27	0.70%	$3.56

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2018), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
9

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Principal Amount		Value

SHORT-TERM INVESTMENTS: 102.7%

United States Treasury Obligations: 100.8%
	United States Treasury Bills
$35,000,000	1.70%, 07/12/18 (a)	$34,981,841
45,000,000	1.70%, 07/05/18 (a)	44,991,500
80,000,000	1.82%, 07/26/18 (a)	79,898,889
52,000,000	1.82%, 08/02/18 (a)	51,915,829
55,000,000	1.85%, 08/09/18	54,890,009
15,000,000	1.87%, 08/16/18 (a)	14,964,254
20,000,000	1.88%, 08/23/18 (a)	19,944,792
62,000,000	1.88%, 09/20/18 (a)	61,742,355
38,000,000	1.89%, 08/30/18 (a)	37,884,475
60,000,000	1.91%, 09/06/18 (a)	59,794,025
		$461,007,969
Number of Shares		Value

Money Market Fund: 1.9%
8,444,444	AIM Treasury Portfolio - Institutional Class	$8,444,444
Total Short-term Investments (Cost: $469,435,178)		469,452,413
Liabilities in excess of other assets: (2.7)%		(12,120,536)
NET ASSETS: 100.0%		$457,331,877

Total Return Swap Contracts—As of June 30, 2018.

Long Exposure

Counter- party	Referenced Obligation	Notional Amount	Rate paid by the Fund (b)	Termination Date	% of Net Assets	Unrealized Depreciation
UBS	UBS Bloomberg Constant Maturity Commodity Index Total Return	$466,093,000	2.32%	07/11/18	(2.8)%	$(12,916,009)

Footnotes:

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $90,275,227.
(b)	The rate shown reflects the rate in effect at the reporting period: 3 Month T-Bill rate + 0.42%.

See Notes to Consolidated Financial Statements

10

Summary of Investments by Sector	% of Investments	Value
Government	98.2%	$461,007,969
Money Market Fund	1.8	8,444,444
	100.0%	$469,452,413

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Money Market Fund	$8,444,444	$—	$—	$8,444,444
United States Treasury Obligations	—	461,007,969	—	461,007,969
Total	$8,444,444	$461,007,969	$—	$469,452,413
Other Financial Instruments:
Swap Contract	$—	$(12,916,009)	$—	$(12,916,009)

There were no transfers between levels during the period ended June 30, 2018.

See Notes to Consolidated Financial Statements

11

CM COMMODITY INDEX FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (unaudited)

Assets:
Investments, at value (Cost: $469,435,178)	$469,452,413
Receivables:
Shares of beneficial interest sold	1,179,339
Dividends and interest	1,410
Prepaid expenses	180,086
Total assets	470,813,248
Liabilities:
Total return swap contracts, at value	12,916,009
Payables:
Shares of beneficial interest redeemed	206,251
Due to Adviser	211,089
Due to Distributor	5,414
Deferred Trustee fees	142,608
Total liabilities	13,481,371
NET ASSETS	$457,331,877
Class A Shares:
Net Assets	$26,362,117
Shares of beneficial interest outstanding	5,349,110
Net asset value and redemption price per share	$4.93
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$5.23
Class I Shares:
Net Assets	$221,268,336
Shares of beneficial interest outstanding	43,879,543
Net asset value, offering and redemption price per share	$5.04
Class Y Shares:
Net Assets	$209,701,424
Shares of beneficial interest outstanding	41,715,760
Net asset value, offering and redemption price per share	$5.03
Net Assets consist of:
Aggregate paid in capital	$487,508,572
Net unrealized depreciation	(12,898,775)
Accumulated net investment loss	(43,451,291)
Accumulated net realized gain	26,173,371
$457,331,877

See Notes to Consolidated Financial Statements

12

CM COMMODITY INDEX FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (unaudited)

Income:
Dividends	$90,201
Interest	3,191,522
Foreign taxes withheld	(3,097)
Total income	3,278,626
Expenses:
Management fees	1,581,182
Distribution fees – Class A	30,319
Transfer agent fees – Class A	27,009
Transfer agent fees – Class I	66,931
Transfer agent fees – Class Y	104,625
Custodian fees	9,323
Professional fees	31,618
Registration fees – Class A	9,399
Registration fees – Class I	9,618
Registration fees – Class Y	10,363
Reports to shareholders	39,823
Insurance	7,298
Trustees’ fees and expenses	8,900
Other	4,779
Total expenses	1,941,187
Waiver of management fees	(472,976)
Net expenses	1,468,211
Net investment income	1,810,415
Net realized gain on:
Swap contracts	26,174,353
Net change in unrealized appreciation (depreciation) on:
Investments	12,858
Swap contracts	(23,156,938)
Net change in unrealized depreciation	(23,144,080)
Net Increase in Net Assets Resulting from Operations	$4,840,688

See Notes to Consolidated Financial Statements

13

CM COMMODITY INDEX FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(unaudited)
Operations:
Net investment income	$1,810,415	$531,808
Net realized gain	26,174,353	13,540,176
Net change in unrealized appreciation (depreciation)	(23,144,080)	10,534,956
Net increase in net assets resulting from operations	4,840,688	24,606,940
Dividends to shareholders from:
Net investment income
Class A Shares	—	(890,256)
Class I Shares	—	(7,468,361)
Class Y Shares	—	(7,361,497)
Total dividends	—	(15,720,114)
Share transactions:
Proceeds from sale of shares
Class A Shares	7,295,615	15,025,537
Class I Shares	51,471,727	68,968,370
Class Y Shares	43,676,056	74,453,584
	102,443,398	158,447,491
Reinvestment of dividends
Class A Shares	—	685,545
Class I Shares	—	7,294,850
Class Y Shares	—	7,146,512
	—	15,126,907
Cost of shares redeemed
Class A Shares	(3,359,961)	(20,697,767)
Class I Shares	(10,145,759)	(39,325,621)
Class Y Shares	(18,979,744)	(39,038,249)
	(32,485,464)	(99,061,637)
Net increase in net assets resulting from share transactions	69,957,934	74,512,761
Total increase in net assets	74,798,622	83,399,587
Net Assets:
Beginning of period	382,533,255	299,133,668
End of period #	$457,331,877	$382,533,255
# Including accumulated net investment loss	$(43,451,291)	$(45,261,707)

See Notes to Consolidated Financial Statements

14

CM COMMODITY INDEX FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six Months Ended
	June 30,		Year Ended December 31,
	2018		2017		2016		2015		2014	2013
	(unaudited)
Net asset value, beginning of period	$4.87		$4.76		$4.55		$6.09		$7.59	$8.26
Income from investment operations:
Net investment income (loss)	0.01	(b)	(0.01	)(b)	(0.03	)(b)	(0.05	)(b)	(0.13)	(0.05)
Net realized and unrealized gain (loss) on investments	0.05		0.32		0.71		(1.49)		(1.37)	(0.60)
Payment from Adviser	—		—		—		—		—	—	(c)(d)
Total from investment operations	0.06		0.31		0.68		(1.54)		(1.50)	(0.65)
Less distributions from:
Net investment income	—		(0.20)		(0.47)		—		—	(0.02)
Net asset value, end of period	$4.93		$4.87		$4.76		$4.55		$6.09	$7.59
Total return (a)	1.23	%(e)	6.58%		15.01%		(25.29)%		(19.76)%	(7.87	)%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$26,362		$22,189		$26,835		$28,678		$32,484	$69,026
Ratio of gross expenses to average net assets	1.35	%(f)	1.41%		1.31%		1.25%		1.28%	1.31%
Ratio of net expenses to average net assets	0.95	%(f)	0.95%		0.95%		0.95%		0.95%	0.95%
Ratio of net expenses to average net assets excluding interest expense	0.95	%(f)	0.95%		0.95%		0.95%		0.95%	0.95%
Ratio of net investment income (loss) to average net assets	(0.60	)%(f)	(0.12)%		(0.70)%		(0.92)%		(0.89)%	(0.87)%
Portfolio turnover rate	0	%(e)	0%		0%		0%		0%	0%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Amount represents less than $0.005 per share.
(d)	For the year ended December 31, 2013, 0.01% of the Class A total return, representing $0.001 per share for Class A, consisted of a payment by the Adviser. (See Note 3).
(e)	Not annualized.
(f)	Annualized.

See Notes to Consolidated Financial Statements

15

CM COMMODITY INDEX FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six
	Months Ended
	June 30,		Year Ended December 31,
	2018		2017	2016		2015		2014	2013
	(unaudited)
Net asset value, beginning of period	$4.98		$4.86	$4.63		$6.16		$7.67	$8.32
Income from investment operations:
Net investment income (loss)	0.02	(b)	0.01 (b)	(0.02	)(b)	(0.03	)(b)	(0.02)	—
Net realized and unrealized gain (loss) on investments	0.04		0.32	0.72		(1.50)		(1.49)	(0.63)
Payment from Adviser	—		—	—		—		—	—	(c)(d)
Total from investment operations	0.06		0.33	0.70		(1.53)		(1.51)	(0.63)
Less distributions from:
Net investment income	—		(0.21)	(0.47)		—		—	(0.02)
Net asset value, end of period	$5.04		$4.98	$4.86		$4.63		$6.16	$7.67
Total return (a)	1.20	%(e)	6.95%	15.18%		(24.84)%		(19.69)%	(7.57	)%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$221,268		$177,578	$136,710		$107,459		$173,829	$130,176
Ratio of gross expenses to average net assets	0.87	%(f)	0.92%	0.91%		0.90%		0.85%	0.95%
Ratio of net expenses to average net assets	0.65	%(f)	0.65%	0.65%		0.65%		0.65%	0.65%
Ratio of net expenses to average net assets excluding interest expense	0.65	%(f)	0.65%	0.65%		0.65%		0.65%	0.65%
Ratio of net investment income (loss) to average net assets	0.90	%(f)	0.20%	(0.39)%		(0.62)%		(0.60)%	(0.57)%
Portfolio turnover rate	0	%(e)	0%	0%		0%		0%	0%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Amount represents less than $0.005 per share.
(d)	For the year ended December 31, 2013, 0.01% of the Class I total return, representing $0.001 per share for Class I, consisted of a payment by the Adviser. (See Note 3)
(e)	Not annualized.
(f)	Annualized.

See Notes to Consolidated Financial Statements

16

CM COMMODITY INDEX FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017	2016		2015		2014	2013
	(unaudited)
Net asset value, beginning of period	$4.96		$4.85	$4.62		$6.15		$7.66	$8.31
Income from investment operations:
Net investment income (loss)	0.02	(b)	0.01 (b)	(0.02	)(b)	(0.04	)(b)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments	0.05		0.31	0.72		(1.49)		(1.45)	(0.60)
Payment from Adviser	—		—	—		—		—	—	(c)(d)
Total from investment operations	0.07		0.32	0.70		(1.53)		(1.51)	(0.63)
Less distributions from:
Net investment income	—		(0.21)	(0.47)		—		—	(0.02)
Net asset value, end of period	$5.03		$4.96	$4.85		$4.62		$6.15	$7.66
Total return (a)	1.41	%(e)	6.71%	15.24%		(24.88)%		(19.71)%	(7.58	)%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$209,701		$182,766	$135,589		$83,425		$46,129	$56,248
Ratio of gross expenses to average net assets	0.92	%(f)	0.97%	0.99%		1.00%		1.00%	1.07%
Ratio of net expenses to average net assets	0.70	%(f)	0.70%	0.70%		0.70%		0.70%	0.70%
Ratio of net expenses to average net assets excluding interest expense	0.70	%(f)	0.70%	0.70%		0.70%		0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.85	%(f)	0.15%	(0.43)%		(0.67)%		(0.65)%	(0.62)%
Portfolio turnover rate	0	%(e)	0%	0%		0%		0%	0%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Amount represents less than $0.005 per share.
(d)	For the year ended December 31, 2013, 0.01% of Class Y total return, representing $0.001 per share, consisted of a payment by the Adviser (See Note 3).
(e)	Not annualized.
(f)	Annualized.

See Notes to Consolidated Financial Statements

17

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The CM Commodity Index Fund (the “Fund”) is a diversified series of the Trust and seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index. The Fund may effect certain investments through the Commodities Series Fund I Subsidiary (the “Subsidiary”), a wholly-owned subsidiary. The Fund offers three classes of shares: Class A, I and Y Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge. The Van Eck Absolute Return Advisers Corporation (the “Adviser”) is the investment adviser to the Fund and its Subsidiary.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their closing
18

net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Consolidated Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:
19

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Consolidated Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Consolidated Schedule of Investments.

B.	Basis for Consolidation—The Commodities Series Fund I Subsidiary, a Cayman Islands exempted company, was incorporated on June 26, 2009. Consolidated financial statements of the Fund, present the financial position and results of operations for the Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation. As of June 30, 2018, the Fund held $86,267,466 in its Subsidiary, representing 19% of the Fund’s net assets.

C.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

The wholly owned subsidiary of the Fund is classified as a controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly owned CFC, its net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund investment company taxable income. Net losses of the CFC cannot be deducted by the Fund in the current year nor carried forward to offset taxable income in future years.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other
20

derivatives. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Consolidated Schedule of Investments.

At June 30, 2018, the Fund held the following derivatives (not designated as hedging instruments under GAAP):

Liabilities Derivatives

Commodities Futures Risk

Swap contracts[1]	$12,916,009

[1]	Statement of Assets and Liabilities location: Total return swap contracts, at value

The impact of transactions in derivative instruments, during the period ended June 30, 2018, was as follows:

Commodities Futures Risk

Realized gain (loss):
Swap contracts[1]	$26,174,353

Net change in unrealized appreciation (depreciation):
Swap contracts[2]	(23,156,938)

[1]	Statement of Operations location: Net realized gain (loss) on swap contracts
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts
21

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Total Return Swaps—The Fund may enter into total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. The total return swap position held by the Fund at June 30, 2018 is reflected in the Fund’s Consolidated Schedule of Investments. The average monthly notional amount was $422,484,000 during the period ended June 30, 2018.

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of setoff in those agreements allows the Fund to set off any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments.

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statement of Assets and Liabilities, subject to master netting agreement or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2018. Refer to the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities for collateral received or pledged as of June 30, 2018.

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Collateral Pledged	Net Amount

UBS – Total return swap contracts	$12,916,009	$ —	$12,916,009	$(12,916,009)	$ —
22

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the investment adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has agreed, until at least May 1, 2019, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends interest payments on securities sold short, taxes and extraordinary expenses) from exceeding expense limitations listed in the table below.

The current expense limitations and the amounts waived by the Adviser for the period ended June 30, 2018, are as follows:

		Waiver of
	Expense	Management
	Limitation	Fees
Class A	0.95%	$47,525
Class I	0.65	220,924
Class Y	0.70	204,527

The Adviser reimbursed the Fund through January 14, 2013 for certain swap trading costs as follows:

Year Ended
December 31,
2013
CM Commodity Index Fund	$24,470
23

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

The total return impact of the reimbursement to the Fund and per share amounts are reflected in the Financial Highlights.

For the period ended June 30, 2018, Van Eck Securities Corporation (the “Distributor”), and affiliate of the Adviser, received a total of $9,948 in sales loads relating to the sale of shares of the Fund, of which $8,673 was reallowed to broker/dealers and the remaining $1,275 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—During the period ended June 30, 2018, the Fund had no purchases and sales of investments, other than U.S. government securities and short-term obligations.

Note 5—Income Taxes—As of June 30, 2018, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation and gross unrealized depreciation were as follows:

	Gross	Gross	Net Unrealized
Cost of	Unrealized	Unrealized	Appreciation
Investments	Appreciation	Depreciation	(Depreciation)
$473,553,844	$17,235	$(4,118,666)	$(4,101,431)

The tax character of dividends paid to shareholders during the year ended December 31, 2017 was as follows:

Ordinary income	$15,720,114

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2017, the Fund had capital loss carryforwards of available to offset future capital gains as follows:

Short-Term
Capital Losses
with No Expiration
$(982)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. Therefore, no provision for income tax is required in the Fund’s consolidated financial statements.

24

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Consolidated Statement of Operations. During the period ended June 30, 2018, the Fund did not incur any interest or penalties.

Note 6—Concentration of Risk—The Fund may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets. The use of derivatives, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivative instruments can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and economic events and regulatory developments. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities.

Swap agreements entered into by the Fund may be considered less liquid than other securities and may be with a limited number of issuers which could result in greater counterparty risk. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 7—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and is recorded as Distribution fees in the Statement of Operations.

25

CM COMMODITY INDEX FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(unaudited)
Class A
Shares sold	1,475,983	3,218,059
Shares reinvested	—	144,325
Shares redeemed	(681,038)	(4,444,913)
Net increase (decrease)	794,945	(1,082,529)
Class I
Shares sold	10,210,465	14,185,388
Shares reinvested	—	1,504,093
Shares redeemed	(2,006,819)	(8,150,739)
Net increase	8,203,646	7,538,742
Class Y
Shares sold	8,657,780	15,453,035
Shares reinvested	—	1,479,609
Shares redeemed	(3,765,875)	(8,088,214)
Net increase	4,891,905	8,844,430

Note 9—Bank Line of Credit—The Trust participates with VanEck VIP Trust (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings.

At June 30, 2018, the Fund had no outstanding borrowings under the Facility.

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

26

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Consolidated Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Consolidated Statement of Assets and Liabilities.

Note 11—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

27

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited)

CM COMMODITY INDEX FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 12, 2018, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Absolute Return Advisers Corporation (“VEARA”) (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on May 14, 2018 and June 12, 2018 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the
28

Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2018 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2017 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;
29

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);
30

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITSs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective

31

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2018, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2017.

Performance. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “UBS Index”) and that the Fund had underperformed the UBS Index over the one-, three-, and five-year periods. The Board noted that the principal reason for the discrepancy in performance was the fees and expenses of the Fund. The Board also noted that the Fund outperformed its Performance Peer Group and Performance Category medians for the one- and three-year periods, that the Fund outperformed its Performance Category median for the five-year period, and that the Fund performed equal to its Performance Peer Group median for the five-year period. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were lower than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2019 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

32

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

33

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	CMCISAR

SEMI-ANNUAL REPORT June 30, 2018 (unaudited)

VanEck Funds

Emerging Markets Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the opinion of the investment adviser and may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2018.

EMERGING MARKETS FUND

June 30, 2018 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report, which affords us the opportunity to provide a review of the economic backdrop for the first half of the year. But first, in light of the many developments that occurred across global markets during the first half of 2018, we want to reemphasize VanEck’s corporate mission and its implications to you as our valued shareholders.

As you may know, VanEck has a history of looking beyond the financial markets to identify historical, political, and/or technological trends that are likely to create or impact investment opportunities. We were one of the first U.S. asset managers to offer investors access to international markets, which set the tone for our drive to identify promising asset classes and trends. In this respect, our unconventional (at the time) efforts to introduce investors to gold investing in 1968, emerging markets (including China) in 1993, and ETFs in 2006, are now considered mainstream, permanently shaping the investment management industry as we now know it.

Today, we offer both active and passive strategies with compelling exposures supported by well-designed investment processes. Our firm’s capabilities range from strategies designed to strengthen core investment allocations to more specialized exposures that enhance portfolio diversification and reduce volatility.

Putting clients’ interests first in all market environments is at the heart of the firm’s mission and has been since our founding in 1955. We will, as always, continue to seek out and evaluate the most attractive opportunities for you as shareholders.

As we wrote in our Market Insights research, which can be found at www.vaneck.com/blogs/market-insights, we began 2018 by noting that global growth had gone from “ticking up” to “firmly in place” and that, while central banks were tightening, Europe remained “two years” behind the U.S. in this trend and had a trickier task. Further, our base case was for 10-year interest rates to rise to 3.5% with the curve not inverting. In its third longest bull market ever, we remained bullish on U.S. equities in the short-term, but were prepared for a correction. And, finally, we believed that investors should not be underweight commodities as global growth was supporting the bullish “grind trade” narrative from supply cutbacks.

Over the last six months we have seen interest rates in the U.S. rise as expected and, as a consequence, the U.S. dollar has strengthened.

1

EMERGING MARKETS FUND

(unaudited) (continued)

These events, along with both inflation fears and concern about trade and tariffs, have resulted not only in an increasingly evident decoupling of the U.S. dollar and emerging markets local currencies, but also significant outflows from emerging markets themselves (in May, for example, outflows were evenly split between equities and debt). From a regional perspective, countries in Latin America and Europe (e.g. Argentina and Turkey) rather than in Asia, have been the primary sources of emerging markets outflows. We still believe that credit exposure in high yield and emerging markets is still better than in governments, which have pure interest rate risk with no offset.

The biggest change in our outlook from six months ago is that global growth appears to be less synchronized—more relevant to the U.S. and China—with Europe uncertain and Africa, South America, and the Middle East struggling. In Europe, for example, economic growth has started to slow and weaker bank balance sheets remain an obstacle to monetary policy normalization. Despite these growing concerns, supply discipline has continued to support the bullish “grind trade” in commodities, with increasing chances of commodities and natural resources ending 2018 as the best performing area of the market.

To keep you informed on an ongoing basis, we encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit vaneck.com.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for the Fund for the six-month period ended June 30, 2018. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

2

Jan F. van Eck
CEO and President
VanEck Funds

July 17, 2018

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

3

EMERGING MARKETS FUND

(unaudited) (continued)

Management Discussion

The Emerging Markets Fund (the “Fund”) lost 8.13% (Class A shares, excluding sales charge) for the six months ended June 30, 2018, underperforming the MSCI Emerging Markets Investment Market Index (MSCI EM IMI)1 which lost 6.86%. During the six months ended June 30, 2018, the most significant impact on emerging markets and the Fund came from a combination of concerns involving a strong U.S. dollar, fears of a trade war, and rising yields.

Market Review

Although there may be some justification for current emerging markets weakness, we continue to believe that the sum of the parts in the asset class does not add up to all this weakness. Currency losses accounted for the majority of the emerging markets’ weak performance so far this year.

Although a number of central banks in the emerging markets have been forced to increase policy rates earlier, or more than they had anticipated, the real rates spread of emerging markets’ credit over developed markets’ is at post-global financial crisis highs. And when it comes to tariffs, the issue, as always, is that the reality is better than what people are talking about. While we can expect that the growth of trade may not be as high as it has been, we definitely have better trade balances overall for emerging markets compared with the 2013 Taper Tantrum2 era.

The U.S. dollar move upward so far this year has been negative for the asset class. In sum, we believe that this is more in the nature of a counter-trend rally, in part driven by higher economic growth and the impact of corporate remittances. However, we have seen the U.S. dollar index give up some of its gains recently.

On a micro level, it is important to note that corporates are doing well and the panic and fear amongst investors in not reflected on the ground in terms of either corporate results or outlook. So far, we have seen very little tempering of expectations for corporate results for this year. It might be reasonable given the macro environment that it would happen. However, while much of the economic growth around the world has come down, emerging markets’ growth remain higher than average.

Valuations in emerging markets remain good. Sector-adjusted, they are significantly below developed markets. Returns on equity have been picking up and should continue to do so. Capital discipline has meant that there’s higher free cash flow in corporates and it continues to expand. All good reasons in favor of the asset class.

4

Fund Review

Two key aspects that contributed to underperformance of the Fund relative to its benchmark were overweight positions and underperformance in Argentina and Turkey. However, the Fund’s overweight positions in China contributed strongly relative to the benchmark.

The Fund’s top three performing individual positions were two educational companies in China, China Maple Leaf Educational Systems (1.9% of Fund net assets*) and TAL Education Group (position sold during the period)—educational companies in China had a good first half of 2018; and Alibaba Group Holding (6.8% of Fund net assets*)—the company continued both to execute well and benefit from improving economies of scale.

The Fund’s three weakest performing companies were: Grupo Supervielle (0.5% of Fund net assets*)—the bank was victim of the market’s view of Argentina risk. In addition, the fact that, as a bank, it had to put up its rates substantially and inflation was higher dulled the investment story; Samsung Electronics (5.9 % of Fund net assets*)—the company was hit both by concerns about cyclicality and the dull outcome from its smartphone business; and, Beijing Capital International Airport (1.6% of Fund net assets*)—the company was victim of unfavorable change in the regulatory regime around tariffs.

For a full list of fund holdings, please visit www.vaneck.com.

For more information or to access investment and market insights from the investment team, visit our web site or subscribe to our commentaries. To review timely updates related to the VanEck Emerging Markets Fund, please visit www.vaneck.com/blogs/emerging-markets-equity. To subscribe to VanEck’s emerging markets equity updates, please contact us at 800.826.2333 or visit www.vaneck.com/subscribe to register.

As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

5

EMERGING MARKETS FUND

(unaudited) (continued)

David Semple	Angus Shillington

Portfolio Manager	Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

*	All Fund assets referenced are Total Net Assets as of June 30, 2018.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	The MSCI Emerging Markets Investable Market Index (MSCI EM IMI) is a free float-adjusted market capitalization index that is designed to capture large-, mid- and small-cap representation across 24 emerging markets countries. Emerging Markets countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

[2]	Taper tantrum is the term used for the 2013 surge in U.S. Treasury yields, which resulted from the Federal Reserve’s use of tapering to gradually reduce the amount of money it was feeding into the economy.

The Fund is subject to the risks associated with its investments in Chinese issuers, direct investments, emerging market securities which tends to be more volatile and less liquid than securities traded in developed countries, foreign currency transactions, foreign securities, other investment companies, Stock Connect, management, market, operational, sectors and small- and medium-capitalization companies risks. The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Please see the prospectus and summary prospectus for information on these and other risk considerations.

All investments involve the risk of loss.

6

EMERGING MARKETS FUND

PERFORMANCE COMPARISON

June 30, 2018 (unaudited)

	Class A	Class A	Class C	Class C
Average Annual	Before	After Maximum	Before	After Maximum
Total Returns (%)*	Sales Charge	Sales Charge	Sales Charge	Sales Charge
Six Months	(8.13)	(13.39)	(8.46)	(9.37)
One Year	9.68	3.40	8.91	7.91
Five Year	5.52	4.27	4.64	4.64
Ten Year	3.37	2.76	2.55	2.55

Average Annual			MSCI
Total Returns (%)*	Class I**	Class Y**	EM IMI
Six Months	(7.91)	(8.01)	(6.86)
One Year	10.19	10.05	7.90
Five Year	6.05	5.89	4.93
Ten Year	3.95	n/a	2.52
Life^	n/a	5.63	3.02

*	Returns less than one year are not annualized
**	Classes are not subject to a sales charge
^	Since April 30, 2010 (Class Y).

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value (NAV). These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting www.vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

The MSCI Emerging Markets Investable Market Index (MSCI EM IMI) is a free float-adjusted market capitalization index that is designed to capture large-, mid- and small-cap representation across 24 emerging markets countries. Emerging Markets countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

7

EMERGING MARKETS FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2018 to June 30, 2018.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

					Expenses Paid
			Ending		During the Period*
		Beginning	Account Value	Annualized	January 1, 2018 –
		Account Value	June 30,	Expense Ratio	June 30,
		January 1, 2018	2018	During Period	2018
Emerging Markets Fund
Class A	Actual	$1,000.00	$918.70	1.41%	$6.71
	Hypothetical**	$1,000.00	$1,017.80	1.41%	$7.05
Class C	Actual	$1,000.00	$915.40	2.19%	$10.40
	Hypothetical**	$1,000.00	$1,013.93	2.19%	$10.94
Class I	Actual	$1,000.00	$920.90	1.00%	$4.76
	Hypothetical**	$1,000.00	$1,019.84	1.00%	$5.01
Class Y	Actual	$1,000.00	$919.90	1.10%	$5.24
	Hypothetical**	$1,000.00	$1,019.34	1.10%	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2018), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
9

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 89.2%

Argentina: 0.5%
994,600	Grupo Supervielle SA (ADR)	$10,522,868
Brazil: 3.3%
4,061,300	Fleury SA	27,716,283
6,482,700	International Meal Co. Alimentacao SA	13,263,965
11,318,700	Movida Participacoes SA ‡	15,770,104
1,064,000	Smiles Fidelidade SA	14,275,431
		71,025,783
China/Hong Kong: 38.1%
794,900	Alibaba Group Holding Ltd. (ADR) *	147,477,797
11,415,000	A-Living Services Co. Ltd. * # Reg S 144A	20,804,246
32,618,000	Beijing Capital International Airport Co. Ltd. #	34,262,923
51,427,000	Beijing Enterprises Water Group Ltd. #	27,964,146
8,365,994	China Animal Healthcare Ltd. * # § ∞	0
22,916,000	China Maple Leaf Educational Systems Ltd. * #	41,150,723
11,331,000	China Medical System Holdings Ltd. #	22,569,620
30,402,000	China ZhengTong Auto Services Holdings Ltd. #	20,182,280
8,399,976	Focus Media Information Technology Co. Ltd. #	12,102,136
Number of Shares		Value

China/Hong Kong: (continued)
19,470,000	Fu Shou Yuan International Group Ltd. #	$21,912,664
5,182,000	Galaxy Entertainment Group Ltd. #	39,945,187
1,260,000	Han’s Laser Technology Industry Group Co. Ltd. #	10,082,812
830,000	Huazhu Group Ltd. (ADR)	34,851,700
1,085,000	JD.com, Inc. (ADR) *	42,260,750
276,757	Kweichow Moutai Co. Ltd. #	30,480,250
1,555,000	Midea Group Co. Ltd. #	12,215,172
9,510,000	Ping An Insurance Group Co. of China Ltd. #	87,089,480
1,357,000	Shenzhou International Group Holdings Ltd. #	16,698,399
569,000	Silergy Corp. #	13,826,309
1,361,000	Sunny Optical Technology Group Co. Ltd. #	25,242,951
3,038,500	Tencent Holdings Ltd. #	152,579,410
6,563,000	Yihai International Holding Ltd. #	12,471,738
		826,170,693
Egypt: 1.2%
3,588,250	Commercial International Bank Egypt SAE #	16,986,763
11,500,000	Juhayna Food Industries #	7,768,050
		24,754,813

See Notes to Financial Statements

10

Number of Shares		Value

Georgia: 0.9%
818,197	Bank of Georgia Group Plc (GBP) #	$20,292,569
Germany: 0.6%
234,000	Delivery Hero AG * # Reg S 144A	12,403,165
India: 8.5%
3,936,000	Bharti Infratel Ltd. #	17,294,065
1,232,000	Cholamandalam Investment and Finance Co. Ltd. #	27,248,538
1,442,000	HDFC Bank Ltd. #	45,039,480
444,000	HDFC Bank Ltd. (ADR)	46,628,880
1,137,270	Motilal Oswal Financial Services Ltd. #	12,830,119
1,973,200	Phoenix Mills Ltd. #	19,049,564
970,000	Quess Corp. Ltd. * Reg S 144A	16,111,924
		184,202,570
Indonesia: 1.4%
131,675,000	Bank Rakyat Indonesia Persero Tbk PT #	26,044,109
16,350,300	Link Net Tbk PT #	5,012,426
		31,056,535
Kenya: 0.8%
58,420,000	Safaricom Plc #	16,939,196
Kuwait: 0.4%
742,000	Human Soft Holding Co. KSC	8,582,936
Malaysia: 1.5%
14,577,000	Malaysia Airports Holdings Bhd #	31,755,682
Number of Shares		Value

Mexico: 2.4%
5,750,900	Qualitas Controladora SAB de CV *	$14,180,163
3,170,000	Regional SAB de CV	17,067,665
8,034,000	Unifin Financiera SAB de CV SOFOM ENR	21,553,179
		52,801,007
Peru: 0.8%
75,000	Credicorp Ltd. (USD)	16,884,000
Philippines: 3.0%
34,409,000	Ayala Land, Inc. #	24,430,498
102,300,000	Bloomberry Resorts Corp. #	18,674,905
12,263,740	International Container Terminal Services, Inc. #	17,766,682
3,175,000	Robinsons Retail Holdings, Inc.	4,729,704
		65,601,789
Poland: 0.5%
190,542	Kruk SA #	10,154,314
Russia: 3.8%
4,041,000	Sberbank of Russia PJSC (ADR) #	57,804,513
440,000	Sberbank of Russia PJSC (ADR)	6,316,200
519,000	Yandex NV (USD) *	18,632,100
		82,752,813
South Africa: 5.2%
7,526,000	Advtech Ltd.	8,586,251
321,177	Naspers Ltd. #	80,982,784
18,517,809	Transaction Capital Ltd.	23,083,983
		112,653,018

See Notes to Financial Statements

11

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

South Korea: 1.5%
112,000	Koh Young Technology, Inc. #	$10,239,000
19,300	Samsung Biologics Co. Ltd. * # Reg S 144A	7,223,865
60,000	Samsung Electronics Co. Ltd. #	2,513,374
68,400	Samsung SDI Co. Ltd. #	13,119,689
		33,095,928
Spain: 2.2%
1,437,367	CIE Automotive SA #	42,295,548
944,479	Global Dominion Access SA * # Reg S 144A	5,098,779
		47,394,327
Switzerland: 0.8%
363,000	Wizz Air Holdings Plc (GBP) * # Reg S 144A	17,190,172
Taiwan: 5.2%
4,163,000	Basso Industry Corp. #	8,875,732
5,319,000	Chroma ATE, Inc. #	28,558,067
1,606,960	Gourmet Master Co. Ltd. #	15,525,252
2,023,132	Poya International Co. Ltd. #	21,776,768
1,733,000	TaiMed Biologics, Inc. * #	17,693,742
2,885,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	20,486,597
		112,916,158
Number of Shares		Value

Thailand: 2.3%
900,000	CP ALL PCL (NVDR) #	$1,994,659
14,458,000	CP ALL PCL #	32,043,094
16,412,433	Srisawad Corp. PCL (NVDR) #	14,610,569
316,667	Srisawad Corp. PCL #	281,905
		48,930,227
Turkey: 2.6%
1,758,630	AvivaSA Emeklilik ve Hayat AS	5,658,119
6,689,506	Dogtas Kelebek Mobilya Sanayi ve Ticaret AS * #	2,515,067
4,001,890	MLP Saglik Hizmetleri AS * Reg S 144A	12,527,004
5,960,140	Sok Marketler Ticaret AS *	11,248,607
4,359,000	Tofas Turk Otomobil Fabrikasi AS #	22,812,408
448,250	Ulker Biskuvi Sanayi AS * #	1,755,399
		56,516,604
United Arab Emirates: 0.7%
331,000	NMC Health Plc (GBP) #	15,579,433
United Kingdom: 0.5%
815,197	Georgia Capital Plc *	11,081,323
812,346	Hirco Plc * # § ∞	0
		11,081,323
United States: 0.2%
357,000	Laureate Education, Inc. *	5,115,810

See Notes to Financial Statements

12

Number of Shares		Value

Uruguay: 0.3%
2,380,797	Biotoscana Investments SA (BDR) *	$5,958,519

Total Common Stocks (Cost: $1,673,286,867)		1,932,332,252

PREFERRED STOCKS: 7.0%

Brazil: 0.9%
1,898,260	Itau Unibanco Holding SA 7.32%	19,757,675
Colombia: 0.3%
546,000	Banco Davivienda SA 2.36%	6,892,411
Number of Shares		Value

South Korea: 5.8%
3,704,400	Samsung Electronics Co. Ltd. 2.46% #	$125,093,481

Total Preferred Stocks (Cost: $125,324,371)		151,743,567

MONEY MARKET FUND: 4.2% (Cost: $91,382,616)
91,382,616	AIM Treasury Portfolio — Institutional Class	91,382,616

Total Investments: 100.4% (Cost: $1,889,993,854)		2,175,458,435

Liabilities in excess of other assets: (0.4)%		(8,410,836)
NET ASSETS: 100.0%		$2,167,047,599

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

‡	Affiliated issuer — as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,497,340,468 which represents 69.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $91,359,155, or 4.2% of net assets.

See Notes to Financial Statements

13

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	22.7%	$492,499,732
Consumer Staples	4.7	102,491,501
Financials	23.8	518,008,825
Health Care	5.0	109,268,466
Industrials	7.5	163,744,545
Information Technology	27.0	587,372,855
Real Estate	2.0	43,480,062
Telecommunication Services	1.8	39,245,687
Utilities	1.3	27,964,146
Money Market Fund	4.2	91,382,616
	100.0%	$2,175,458,435

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2018 is set forth below:

Affiliates	Value 12/31/17		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Change in Net Unrealized Gain (Loss)	Value 06/30/18
Movida Participacoes SA	$ —	(a)	$10,121,354	$ —	$ —	$114,859	$(8,352,880)	$15,770,104

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$10,522,868	$—	$—	$10,522,868
Brazil	71,025,783	—	—	71,025,783
China/Hong Kong	224,590,247	601,580,446	0	826,170,693
Egypt	—	24,754,813	—	24,754,813
Georgia	—	20,292,569	—	20,292,569
Germany	—	12,403,165	—	12,403,165
India	62,740,804	121,461,766	—	184,202,570
Indonesia	—	31,056,535	—	31,056,535
Kenya	—	16,939,196	—	16,939,196
Kuwait	8,582,936	—	—	8,582,936
Malaysia	—	31,755,682	—	31,755,682
Mexico	52,801,007	—	—	52,801,007
Peru	16,884,000	—	—	16,884,000
Philippines	4,729,704	60,872,085	—	65,601,789
Poland	—	10,154,314	—	10,154,314
Russia	24,948,300	57,804,513	—	82,752,813

See Notes to Financial Statements

14

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
South Africa	$31,670,234	$80,982,784	$—	$112,653,018
South Korea	—	33,095,928	—	33,095,928
Spain	—	47,394,327	—	47,394,327
Switzerland	—	17,190,172	—	17,190,172
Taiwan	—	112,916,158	—	112,916,158
Thailand	—	48,930,227	—	48,930,227
Turkey	29,433,730	27,082,874	—	56,516,604
United Arab Emirates	—	15,579,433	—	15,579,433
United Kingdom	11,081,323	—	0	11,081,323
United States	5,115,810	—	—	5,115,810
Uruguay	5,958,519	—	—	5,958,519
Preferred Stocks
Brazil	19,757,675	—	—	19,757,675
Colombia	6,892,411	—	—	6,892,411
South Korea	—	125,093,481	—	125,093,481
Money Market Fund	91,382,616	—	—	91,382,616
Total	$678,117,967	$1,497,340,468	$0	$2,175,458,435

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $288,687,206 and transfers from Level 2 to Level 1 were $51,706,332. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2018:

	Common Stocks
	China / Hong Kong	United Kingdom
Balance as of December 31, 2017	$0	$0
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	0	0
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of June 30, 2018	$0	$0

See Notes to Financial Statements

15

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (unaudited)

Assets:
Investments, at value
Unaffiliated issuers (1)	$2,159,688,331
Affiliated issuers (2)	15,770,104
Cash denominated in foreign currency, at value (3)	1,608,793
Receivables:
Investments sold	30,293,477
Shares of beneficial interest sold	9,319,637
Dividends and interest	7,243,060
Prepaid expenses	537,643
Other assets	11,893
Total assets	2,224,472,938
Liabilities:
Payables:
Investments purchased	51,196,104
Shares of beneficial interest redeemed	4,052,211
Due to Adviser	1,359,259
Due to Distributor	68,823
Deferred Trustee fees	748,942
Total liabilities	57,425,339
NET ASSETS	$2,167,047,599
Class A Shares:
Net Assets	$156,408,283
Shares of beneficial interest outstanding	9,230,855
Net asset value and redemption price per share	$16.94
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$17.97
Class C Shares:
Net Assets	$41,047,876
Shares of beneficial interest outstanding	2,709,673
Net asset value, offering and redemption price per share (Redemption may be subject to a contingent deferred sales charge within the first year of ownership)	$15.15
Class I Shares:
Net Assets	$744,697,490
Shares of beneficial interest outstanding	41,560,796
Net asset value, offering and redemption price per share	$17.92
Class Y Shares:
Net Assets	$1,224,893,950
Shares of beneficial interest outstanding	71,077,563
Net asset value, offering and redemption price per share	$17.23

See Notes to Financial Statements

16

Net Assets consist of:
	Aggregate paid in capital	$1,872,576,598
	Net unrealized appreciation	285,398,806
	Undistributed net investment income	9,690,476
	Accumulated net realized loss	(618,281)
		$2,167,047,599
(1)	Cost of Investments — unaffiliated issuers	$1,861,053,728
(2)	Cost of Investments — affiliated issuers	$28,940,126
(3)	Cost of cash denominated in foreign currency	$1,608,950

See Notes to Financial Statements

17

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (unaudited)

Income:
Dividends – unaffiliated issuers	$26,283,164
Dividends – affiliated issuers	114,859
Interest	25,953
Foreign taxes withheld	(2,853,732)
Total income	23,570,244
Expenses:
Management fees	8,289,654
Distribution fees – Class A	245,352
Distribution fees – Class C	214,525
Transfer agent fees – Class A	92,927
Transfer agent fees – Class C	19,110
Transfer agent fees – Class I	198,909
Transfer agent fees – Class Y	219,366
Administration fees	2,736,506
Custodian fees	269,228
Professional fees	74,798
Registration fees – Class A	11,588
Registration fees – Class C	9,544
Registration fees – Class I	14,788
Registration fees – Class Y	16,222
Reports to shareholders	55,335
Insurance	28,994
Trustees’ fees and expenses	119,964
Other	37,153
Total expenses	12,653,963
Waiver of management fees	(445,904)
Net expenses	12,208,059
Net investment income	11,362,185
Net realized gain (loss) on:
Investments sold – unaffiliated issuers (net of foreign taxes of $2,152)	57,141,968
Foreign currency transactions and foreign denominated assets and liabilities	(1,114,560)
Net realized gain	56,027,408
Net change in unrealized appreciation (depreciation) on:
Investments – unaffiliated issuers (net of foreign taxes of $3,313)	(251,953,265)
Investments – affiliated issuers	(8,352,880)
Foreign currency transactions and foreign denominated assets and liabilities	(65,713)
Net change in unrealized depreciation	(260,371,858)
Net Decrease in Net Assets Resulting from Operations	$(192,982,265)

See Notes to Financial Statements

18

EMERGING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(unaudited)
Operations:
Net investment income	$11,362,185	$4,729,022
Net realized gain	56,027,408	64,647,274
Net change in unrealized appreciation (depreciation)	(260,371,858)	517,090,445
Net increase (decrease) in net assets resulting from operations	(192,982,265)	586,466,741
Dividends to shareholders from:
Net investment income
Class A Shares	—	(188,853)
Class I Shares	—	(3,494,912)
Class Y Shares	—	(3,896,106)
Total dividends	—	(7,579,871)
Share transactions:
Proceeds from sale of shares
Class A Shares	61,413,725	81,886,579
Class C Shares	11,590,058	13,458,696
Class I Shares	175,643,982	221,584,811
Class Y Shares	467,077,603	465,822,978
	715,725,368	782,753,064
Reinvestment of dividends
Class A Shares	—	151,274
Class I Shares	—	3,044,432
Class Y Shares	—	2,982,697
	—	6,178,403
Cost of shares redeemed
Class A Shares	(84,577,246)	(64,888,500)
Class C Shares	(5,249,082)	(8,046,071)
Class I Shares	(140,179,074)	(178,731,899)
Class Y Shares	(140,732,825)	(190,990,218)
	(370,738,227)	(442,656,688)
Net increase in net assets resulting from share transactions	344,987,141	346,274,779
Total increase in net assets	152,004,876	925,161,649
Net Assets:
Beginning of period	2,015,042,723	1,089,881,074
End of period #	$2,167,047,599	$2,015,042,723
# Including undistributed (accumulated) net investment income (loss)	$9,690,476	$(1,671,709)

See Notes to Financial Statements

19

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017		2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$18.44		$12.33		$12.40	$14.24	$14.34	$12.94
Income from investment operations:
Net investment income	0.06	(b)	—	(b)(e)	0.04	0.02	0.03	0.01
Net realized and unrealized gain (loss) on investments	(1.56)		6.13		(0.09)	(1.86)	(0.13)	1.45
Total from investment operations	(1.50)		6.13		(0.05)	(1.84)	(0.10)	1.46
Less distributions from:
Net investment income	—		(0.02)		(0.02)	—	—	(0.06)
Net asset value, end of period	$16.94		$18.44		$12.33	$12.40	$14.24	$14.34
Total return (a)	(8.13	)%(c)	49.70%		(0.43)%	(12.91)%	(0.70)%	11.31%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$156,408		$195,080		$116,083	$141,901	$108,775	$133,438
Ratio of gross expenses to average net assets	1.41	%(d)	1.47%		1.53%	1.46%	1.54%	1.63%
Ratio of net expenses to average net assets	1.41	%(d)	1.47%		1.53%	1.46%	1.54%	1.63%
Ratio of net expenses to average net assets excluding interest expense	1.41	%(d)	1.47%		1.53%	1.46%	1.54%	1.63%
Ratio of net investment income (loss) to average net assets	0.62	%(d)	(0.01)%		0.25%	0.20%	0.27%	0.13%
Portfolio turnover rate	14	%(c)	36%		51%	38%	75%	81%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding
(c)	Not annualized
(d)	Annualized
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

20

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017		2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$16.55		$11.14		$11.30	$13.08	$13.29	$12.11
Income from investment operations:
Net investment loss	—	(b)	(0.12	)(b)	(0.06)	(0.07)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.40)		5.53		(0.08)	(1.71)	(0.13)	1.33
Total from investment operations	(1.40)		5.41		(0.14)	(1.78)	(0.21)	1.24
Less distributions from:
Net investment income	—		—		(0.02)	— (e)	—	(0.06)
Net asset value, end of period	$15.15		$16.55		$11.14	$11.30	$13.08	$13.29
Total return (a)	(8.46	)%(c)	48.56%		(1.27)%	(13.60)%	(1.58)%	10.27%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$41,048		$38,736		$22,238	$27,438	$27,199	$25,259
Ratio of gross expenses to average net assets	2.19	%(d)	2.28%		2.32%	2.26%	2.46%	2.63%
Ratio of net expenses to average net assets	2.19	%(d)	2.28%		2.32%	2.26%	2.46%	2.50%
Ratio of net expenses to average net assets excluding interest expense	2.19	%(d)	2.28%		2.32%	2.26%	2.46%	2.50%
Ratio of net investment loss to average net assets	(0.06	)%(d)	(0.85)%		(0.52)%	(0.59)%	(0.69)%	(0.76)%
Portfolio turnover rate	14	%(c)	36%		51%	38%	75%	81%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding
(c)	Not annualized
(d)	Annualized
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

21

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$19.46		$13.00	$13.01	$14.86	$14.88	$13.38
Income from investment operations:
Net investment income	0.11	(b)	0.07 (b)	0.07	0.06	0.08	0.04
Net realized and unrealized gain (loss) on investments	(1.65)		6.48	(0.06)	(1.91)	(0.10)	1.52
Total from investment operations	(1.54)		6.55	0.01	(1.85)	(0.02)	1.56
Less distributions from:
Net investment income	—		(0.09)	(0.02)	— (e)	—	(0.06)
Net asset value, end of period	$17.92		$19.46	$13.00	$13.01	$14.86	$14.88
Total return (a)	(7.91	)%(c)	50.40%	0.05%	(12.44)%	(0.13)%	11.69%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$744,697		$773,952	$488,066	$274,309	$101,118	$10,593
Ratio of gross expenses to average net assets	1.11	%(d)	1.15%	1.16%	1.14%	1.21%	1.77%
Ratio of net expenses to average net assets	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.18%
Ratio of net expenses to average net assets excluding interest expense	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.18%
Ratio of net investment income to average net assets	1.13	%(d)	0.45%	0.76%	0.64%	0.35%	0.36%
Portfolio turnover rate	14	%(c)	36%	51%	38%	75%	81%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding
(c)	Not annualized
(d)	Annualized
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

22

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$18.73		$12.51	$12.53	$14.33	$14.38	$12.97
Income from investment operations:
Net investment income	0.10	(b)	0.05 (b)	0.06	0.06	0.09	0.02
Net realized and unrealized gain (loss) on investments	(1.60)		6.24	(0.06)	(1.86)	(0.14)	1.45
Total from investment operations	(1.50)		6.29	(0.00)	(1.80)	(0.05)	1.47
Less distributions from:
Net investment income	—		(0.07)	(0.02)	— (e)	—	(0.06)
Net asset value, end of period	$17.23		$18.73	$12.51	$12.53	$14.33	$14.38
Total return (a)	(8.01	)%(c)	50.32%	(0.03)%	(12.55)%	(0.35)%	11.36%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,224,894		$1,007,275	$463,494	$259,517	$80,008	$36,166
Ratio of gross expenses to average net assets	1.10	%(d)	1.15%	1.21%	1.23%	1.33%	1.50%
Ratio of net expenses to average net assets	1.10	%(d)	1.10%	1.10%	1.10%	1.16%	1.50%
Ratio of net expenses to average net assets excluding interest expense	1.10	%(d)	1.10%	1.10%	1.10%	1.16%	1.50%
Ratio of net investment income to average net assets	1.09	%(d)	0.32%	0.65%	0.58%	0.52%	0.18%
Portfolio turnover rate	14	%(c)	36%	51%	38%	75%	81%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding
(c)	Not annualized
(d)	Annualized
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

23

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The Emerging Markets Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund currently offers four classes of shares: Class A, C, I and Y Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair
24

value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication
25

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1	–	Quoted prices in active markets for identical securities.

Level 2	–	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	–	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes — It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation — Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Dividends and Distributions to Shareholders — Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income
26

tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Restricted Securities — The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Warrants — The Fund may invest in warrants whose values are linked to indices or underlying instruments. The Fund may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. At June 30, 2018, the Fund held no warrants.

G.	Use of Derivative Instruments — The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. The Fund held no derivative instruments during the period ended June 30, 2018.

H.	Other — Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of
27

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the investment adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2019, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived/assumed by the Adviser for the period ended June 30, 2018, are as follows:

		Waiver of
	Expense	Management
	Limitations	Fees
Emerging Markets Fund
Class A	1.60%	$—
Class C	2.50	—
Class I	1.00	445,116
Class Y	1.10	788

The Adviser also performs accounting and administrative services for the Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets. During the period ended June 30, 2018, the Adviser received $2,736,506 from the Fund pursuant to this contract.

For the period ended June 30, 2018, Van Eck Securities Corporation (the “Distributor”), an affiliate and wholly-owned subsidiary of the Adviser, received a total of $83,939 in sales loads relating to the sale of shares of the Fund, of which $72,318 was reallowed to broker/dealers and the remaining $11,621

28

was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—For the period ended June 30, 2018, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term obligations, aggregated $652,842,700 and $297,354,593, respectively.

Note 5—Income Taxes—At June 30, 2018, for Federal income tax purposes, the identified cost, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

	Gross	Gross	Net Unrealized
Cost of	Unrealized	Unrealized	Appreciation
Investments	Appreciation	Depreciation	(Depreciation)
$1,892,518,987	$431,233,305	$(148,293,767)	$282,939,538

The tax character of dividends and distributions paid to shareholders during the year ended December 31, 2017 was as follows:

Ordinary income	$7,579,871

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2017, the Fund had capital loss carryforwards available to offset future capital gains as follows:

Short-Term	Long-Term
Capital Losses	Capital Losses
with No Expiration	with No Expiration	Total
$(43,873,736)	$(10,902,435)	$(54,776,171)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2018, the Fund did not incur any interest or penalties.

29

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 6—Concentration of Risk—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

The Fund may invest directly in the Russian local market. As a result of events involving Ukraine and the Russian Federation, the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Fund. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Fund.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 7—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares and is recorded as Distribution fees in the Statement of Operations.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

30

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(unaudited)
Class A
Shares sold	3,312,513	5,351,263
Shares reinvested	—	8,362
Shares redeemed	(4,658,690)	(4,199,926)
Net increase (decrease)	(1,346,177)	1,159,699
Class C
Shares sold	690,462	936,932
Shares redeemed	(321,134)	(592,774)
Net increase	369,328	344,158
Class I
Shares sold	8,902,745	13,368,812
Shares reinvested	—	159,478
Shares redeemed	(7,108,806)	(11,311,718)
Net increase	1,793,939	2,216,572
Class Y
Shares sold	24,775,300	28,855,339
Shares reinvested	—	162,456
Shares redeemed	(7,485,239)	(12,284,469)
Net increase	17,290,061	16,733,326

Note 9— Bank Line of Credit— The Trust may participate with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. At June 30, 2018, the Fund had no outstanding borrowings under the Facility.

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

31

EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

32

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited)

EMERGING MARKETS FUND

(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 12, 2018, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (“VEAC”) (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on May 14, 2018 and June 12, 2018 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the
33

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2018 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2017 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	A supplemental report prepared by an independent consultant comparing total management fee rates, which include both advisory and administrative fee rates on a combined basis (the “Management Fee Rates”), and, separately, the administrative fee rates and advisory fee rates with respect to a representative class of shares of the Fund during its fiscal year ended December 31, 2017 with those of the Fund’s (i) Expense Category and (ii) Expense Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the
34

services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with
35

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and

36

retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITSs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2018, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2017.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the one-, five-, and ten-year periods and that the Fund outperformed its Performance Category median for the three-year period, but had underperformed its Performance Peer Group median for the three-year period. The Board also noted that the Fund had outperformed its benchmark index over the one-, three, five-, and ten-year periods. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Expense Category and Expense Peer Group. The Board noted that the Fund’s Management Fee Rate (which includes both advisory and administrative fee rates) was lower than the median Management Fee Rates of its Expense Category and

37

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

Expense Peer Group. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was lower than the median expense ratio of its Expense Category and Expense Peer Group. The Board further noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2019 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and

38

each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

39

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	EMESAR

SEMI-ANNUAL REPORT June 30, 2018 (unaudited)

VanEck Funds

Global Hard Assets Fund

International Investors Gold Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the opinion of the investment adviser and may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2018.

VANECK FUNDS

June 30, 2018 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report, which affords us the opportunity to provide a review of the economic backdrop for the first half of the year. But first, in light of the many developments that occurred across global markets during the first half of 2018, we want to reemphasize VanEck’s corporate mission and its implications to you as our valued shareholders.

As you may know, VanEck has a history of looking beyond the financial markets to identify historical, political, and/or technological trends that are likely to create or impact investment opportunities. We were one of the first U.S. asset managers to offer investors access to international markets, which set the tone for our drive to identify promising asset classes and trends. In this respect, our unconventional (at the time) efforts to introduce investors to gold investing in 1968, emerging markets (including China) in 1993, and ETFs in 2006, are now considered mainstream, permanently shaping the investment management industry as we now know it.

Today, we offer both active and passive strategies with compelling exposures supported by well-designed investment processes. Our firm’s capabilities range from strategies designed to strengthen core investment allocations to more specialized exposures that enhance portfolio diversification and reduce volatility.

Putting clients’ interests first in all market environments is at the heart of the firm’s mission and has been since our founding in 1955. We will, as always, continue to seek out and evaluate the most attractive opportunities for you as shareholders.

As we wrote in our Market Insights research, which can be found at www.vaneck.com/blogs/market-insights, we began 2018 by noting that global growth had gone from “ticking up” to “firmly in place” and that, while central banks were tightening, Europe remained “two years” behind the U.S. in this trend and had a trickier task. Further, our base case was for 10-year interest rates to rise to 3.5% with the curve not inverting. In its third longest bull market ever, we remained bullish on U.S. equities in the short-term, but were prepared for a correction. And, finally, we believed that investors should not be underweight commodities as global growth was supporting the bullish “grind trade” narrative from supply cutbacks.

Over the last six months we have seen interest rates in the U.S. rise as expected and, as a consequence, the U.S. dollar has strengthened.

1

VANECK FUNDS

(unaudited) (continued)

These events, along with both inflation fears and concern about trade and tariffs, have resulted not only in an increasingly evident decoupling of the U.S. dollar and emerging markets local currencies, but also significant outflows from emerging markets themselves (in May, for example, outflows were evenly split between equities and debt). From a regional perspective, countries in Latin America and Europe (e.g. Argentina and Turkey) rather than in Asia, have been the primary sources of emerging markets outflows. We still believe that credit exposure in high yield and emerging markets is still better than in governments, which have pure interest rate risk with no offset.

The biggest change in our outlook from six months ago is that global growth appears to be less synchronized—more relevant to the U.S. and China—with Europe uncertain and Africa, South America, and the Middle East struggling. In Europe, for example, economic growth has started to slow and weaker bank balance sheets remain an obstacle to monetary policy normalization. Despite these growing concerns, supply discipline has continued to support the bullish “grind trade” in commodities, with increasing chances of commodities and natural resources ending 2018 as the best performing area of the market.

To keep you informed on an ongoing basis, we encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit vaneck.com.

2

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for the funds for the six-month period ended June 30, 2018. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President

VanEck Funds

July 17, 2018

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

3

GLOBAL HARD ASSETS FUND

June 30, 2018 (unaudited)

Management Discussion

The Global Hard Assets Fund (the “Fund”) lost 1.07% (Class A shares, excluding sales charge) for the six months ended June 30, 2018, underperforming the S&P® North American Natural Resources Sector Index (SPGINRTR)1 which gained 5.29%. The most significant impact on the natural resources market and the Fund came from the specter of trade conflict that loomed over global growth.

Market Review

The sentiment around natural resource equities was mixed through most of the first half of 2018. In addition to concerns about international trade, the further disparity in performance of natural resource equities and their corresponding commodities continued to fuel, to some degree, a lack of investor interest in the space.

Despite both firmer oil prices and the improving operational and financial performance of the companies themselves, the performance of energy stocks still failed to reflect top-line growth, improved financial results, and a more stable long-term outlook. Increasing concerns around takeaway capacity in the Permian hampered performance of some notable oil and gas exploration and production companies, while heightened market volatility in the first quarter challenged nearly all of the energy sector.

In contrast, crude oil performed particularly well during the first half of the year (moving back up to 2014 levels) as demand remained strong and product inventories continued to decline. OPEC, Russia, and their partners agreed to increase their self-imposed oil production quotas between 500,000 and one million barrels a day yet, given strong demand, the market realized it may still be operating in deficit in the second half of the year.

We continue to believe that the time has now come for energy companies. Many energy companies, particularly a select number of U.S. unconventional oil and gas names, are in the best fundamental shape that we have seen in years—now on the cusp of generating free cash flow and continuing with their nascent moves to return capital to shareholders via dividends and/or share repurchases.

Firm global demand (underpinned by strong demand from China) and industry-specific events, including labor actions, were supportive of base metals prices—helping offset some of the price swings seen following the announcement of U.S. and China tariffs. However,

4

diversified mining companies, despite continuing to drive “value over volume”, also fell victim to the heightened level of market volatility seen in the first quarter.

With costs now under control, the 2017 year end results of gold mining companies were generally in line with expectations. Following U.S. Federal Reserve rate hikes and a strengthening U.S. dollar, though, gold prices weakened with gold equities following suit.

Grains—soybeans and corn in particular—were also hit hard by trade fears. Added to this, improved planting conditions raised expectations for unusually productive (i.e., “bumper”) corn and soybean harvests this fall. Not least because of expectations for better fertilizer pricing, agriculture equities did well relative to their corresponding commodities.

Fund Review

Several of the key aspects that contributed to underperformance of the Fund relative to its benchmark were overweight positions and underperformance in the oil and gas exploration and production sub-industry, underweight positions and underperformance in the oil and gas refining and marketing sub-industry, and the absence of any allocation to the integrated oil and gas sub-industry.

The sub-industries that made the strongest positive contributions to the Fund’s performance relative to the S&P North American Natural Resources Sector Index were electrical components and equipment, paper packaging (to which the Fund had no allocation), and copper.

The Fund’s top three performing individual positions were oil and gas exploration and production companies EOG Resources (4.5% of Fund net assets*) and CNX Resources (2.2% of Fund net assets*) and solar energy company Sunrun (0.8% of Fund net assets*). EOG Resources benefited from its exposure to Permian Basin takeaway capacity bottlenecks being less than that of its peers. CNX Resources benefited from its continuing return of free cash flow to shareholders (by way of share buybacks). Sunrun benefited from demonstrating both strong operational execution and performance during the reporting period. It also benefited from supportive long-term policy changes taking place in the state of California.

5

GLOBAL HARD ASSETS FUND

(unaudited) (continued)

The Fund’s three weakest performing companies were oil and gas drilling company Patterson-UTI Energy (2.3% of Fund net assets*), oil and gas exploration and production company Cimarex Energy (2.7% of Fund net assets*), and oil and gas equipment and services company ProPetro Holding (1.6% of Fund net assets*). All suffered from concerns about Permian Basin takeaway capacity bottlenecks and subsequent fears of lower drilling and oil field service activity.

For a full list of fund holdings, please visit www.vaneck.com.

For more information or to access investment and market insights from the investment team, visit our web site or subscribe to our commentaries. To review timely updates related to the VanEck Global Hard Assets Fund, please visit www.vaneck.com/blogs/natural-resources. To subscribe to VanEck’s natural resources and commodities updates, please contact us at 800.826.2333 or visit www.vaneck.com/subscribe to register.

As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Shawn Reynolds Portfolio Manager	Charles T. Cameron Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

*	All Fund assets referenced are Total Net Assets as of June 30, 2018.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	S&P® North American Natural Resources Sector (SPGINRTR) Index includes mining, energy, paper and forest products, and plantation-owning companies, but excludes the chemicals industry and steel sub-industry.
6

The Fund is subject to risks associated with concentrating its investments in Canadian issuers, commodities and commodity-linked derivatives, commodities and commodity-linked derivatives tax, derivatives, direct investments, emerging market securities, foreign currency transactions, foreign securities, other investment companies, management, market, operational, small- and medium-capitalization companies and hard assets sectors risks, including, precious metals and natural resources, that can be significantly affected by events relating to these industries, including international political and economic developments, inflation, and other factors. The Fund’s portfolio securities may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of industrialized companies. The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation. Please see the prospectus and summary prospectus for information on these and other risk considerations.

All investments involve the risk of loss.

7

INTERNATIONAL INVESTORS GOLD FUND

June 30, 2018 (unaudited)

Management Discussion

The International Investors Gold Fund (the “Fund”) fell 5.65% (Class A shares, excluding sales charge) during the six months ended June 30, 2018, underperforming the NYSE Arca Gold Miners Index (GDMNTR)1 which fell 4.07% during the same period. The small-cap gold mining stocks, as represented by the MVIS Global Junior Gold Miners Index (MVGDXJTR)2 dropped 4.44%.

Market Review

During the six months ended June 30, 2018, the gold market was impacted in a large part by the strength of the U.S. dollar and, in a general sense, the lack of a market catalyst that encourages broad investor interest. While there had been some localized geopolitical risk, it failed to introduce the widespread fear of major global systemic financial risk that generally propels the gold market forward. Gold responds to genuine global systemic risks. These can have a negative financial impact on just about everyone around the globe and include risks that bring excessive inflation or deflation, currency, debt, banking crises, or geopolitical events that impact trade and commerce. Localized risks that are the subject of most headlines do not elicit a strong response from gold. Many indicators continue to show that the economy is late in the cycle. The current expansion is now the second longest on record, surpassed only by the tech boom of the 1990s. The synchronized growth theme markets were counting on faded as economic indicators from Europe and many emerging markets have failed to keep pace with those in the U.S. The extraordinary risk facing the financial system is that central banks have little to no room to stimulate when the current cycle comes to an end.

The second half of 2018 should be very interesting for the gold market. The gold price has formed a wedge or pennant pattern that has been in place for several years. The positive aspect of this pattern is the trend of higher lows. The negative aspect is the ceiling that has formed around $1,365. There has not been a strong catalyst to take gold to a new higher trend line. Investors have been frustrated by this range bound price action, while speculators have been put off by the decreasing volatility. Nonetheless, gold equity valuations are attractive and gold companies are now financially healthy with lower debt levels and the ability to generate free cash flow. Yet few are interested in gold stocks in the current environment. We believe there have been several

8

fundamental changes that insure that the wasteful management practices of the past are gone for good, including changes to management incentives to focus on returns rather than growth, shareholders that are more vigilant in holding managements accountable, and a reduced pool of active funds (with the share of passive funds’ assets under management increasing) that makes it more costly for the sector to access capital and forces companies to be more fiscally disciplined. In order to attract investors in the next cycle, we feel companies must show that all of these changes are fundamental and lasting, rather than window dressing as gold seeks to break out from its recent range bound pattern. We continue to believe gold may take another run at the $1,365 level that has served as a price ceiling since 2014. A successful test of this level is probably needed to bring investor interest back to gold stocks.

Fund Review

At the end of June 2018, the Fund was almost fully invested in equities, with cash holdings representing 0.35% of net assets. The Fund held no gold bullion at the end of the period under review.

There were no material changes to the portfolio or its allocations during the first half of the year.

Among the Fund’s top holdings, Kirkland Lake (7.5% of Fund net assets*) outperformed significantly, gaining 38% during the first half of the year. The continued outperformance of Kirkland Lake’s shares has been driven by solid operating results; increased reserves and resources and, in large part, by exploration success at its flagship operations in Canada and Australia.

Fresnillo (3.5% of Fund net assets*) underperformed (-20.6%). The company is the world’s largest primary silver producer, thus the underperformance of silver relative to gold during the first half of 2018 likely impacted the stock. Delays in the approval of its Juanicipio project may have disappointed the market, but the company delivered good Q1 operating results; its capital projects are progressing well; and the company is on track to deliver on its growth targets.

For a full list of fund holdings, please visit www.vaneck.com.

For more information or to access investment and market insights from the investment team, visit our web site or subscribe to our commentaries. To review timely updates related to the VanEck International Investors

9

INTERNATIONAL INVESTORS GOLD FUND

(unaudited) (continued)

Gold Fund, please visit www.vaneck.com/blogs/gold-and-precious-metals. To subscribe to VanEck’s gold updates, please contact us at 800.826.2333 or visit www.vaneck.com/subscribe to register.

As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Joseph M. Foster Portfolio Manager	Imaru Casanova Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

*	All Fund assets referenced are Total Net Assets as of June 30, 2018.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	NYSE Arca Gold Miners (GDMNTR) Index is a market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.

[2]	MVIS® Global Junior Gold Miners Index (MVGDXJTR) is a rules-based, modified market capitalization-weighted, float-adjusted index comprised of a global universe of publicly traded small- and medium-capitalization companies that generate at least 50% of their revenues from gold and/or silver mining, hold real property that has the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver.
10

The Fund is subject to the risks associated with concentrating its assets in the gold industry, which can be significantly affected by international economic, monetary and political developments. The Fund’s overall portfolio may decline in value due to developments specific to the gold industry. The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, or political, economic or social instability. The Fund is subject to risks associated with investments in Canadian issuers, commodities and commodity linked derivatives, commodities and commodity-linked derivatives tax, gold-mining industry, derivatives, direct investments, emerging market securities, foreign currency transactions, foreign securities, other investment companies, management, market, non-diversification, operational, regulatory, small- and medium capitalization companies and subsidiary risks. Please see the prospectus and summary prospectus for information on these and other risk considerations.

All investments involve the risk of loss.

11

GLOBAL HARD ASSETS FUND

PERFORMANCE COMPARISON

June 30, 2018 (unaudited)

Average Annual Total Returns (%)*	Class A Before Sales Charge	Class A After Maximum Sales Charge	Class C Before Sales Charge	Class C After Maximum Sales Charge
Six Months	(1.07)	(6.77)	(1.47)	(2.46)
One Year	16.54	9.84	15.60	14.60
Five Year	(2.73)	(3.87)	(3.50)	(3.50)
Ten Year	(4.61)	(5.17)	(5.36)	(5.36)

Average Annual Total Returns (%)*	Class I**	Class Y**	SPGINRTR	MSCI ACWI
Six Months	(0.87)	(0.97)	5.29	(0.13)
One Year	17.04	16.79	19.81	11.31
Five Year	(2.35)	(2.50)	1.74	10.00
Ten Year	(4.23)	n/a	(1.08)	6.37
Life^	n/a	(1.70)	2.56	9.12

*	Returns less than one year are not annualized.
**	Classes are not subject to a sales charge
^	Since April 30, 2010 (Class Y).

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value (NAV). These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting www.vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

S&P® North American Natural Resources Sector (SPGINRTR) Index includes mining, energy, paper and forest products, and plantation-owning companies, but excludes the chemicals industry and steel sub-industry. MSCI AC World Daily TR Gross USD Index (MSCI ACWI) represents large- and mid-cap companies across 23 developed and 24 emerging market countries.

12

S&P® North American Natural Resources Sector (SPGINRTR) Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Van Eck Associates Corporation. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

13

INTERNATIONAL INVESTORS GOLD FUND

PERFORMANCE COMPARISON

June 30, 2018 (unaudited)

Average Annual Total Returns (%)*	Class A Before Sales Charge	Class A After Maximum Sales Charge	Class C Before Sales Charge	Class C After Maximum Sales Charge
Six Months	(5.65)	(11.06)	(6.06)	(7.00)
One Year	(3.24)	(8.80)	(4.03)	(4.95)
Five Year	1.58	0.38	0.81	0.81
Ten Year	(3.82)	(4.39)	(4.55)	(4.55)

Average Annual Total Returns (%)*	Class I**	Class Y**	GDMNTR Index	MSCI ACWI
Six Months	(5.56)	(5.55)	(4.07)	(0.13)
One Year	(2.93)	(3.05)	2.24	11.31
Five Year	2.01	1.88	(0.78)	10.00
Ten Year	(2.08)	n/a	(6.49)	6.37
Life^	n/a	(6.72)	(8.51)	9.12

*	Returns less than one year are not annualized.
**	Classes are not subject to a sales charge
^	Since April 30, 2010 (Class Y).

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value (NAV). These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting www.vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

NYSE Arca Gold Miners (GDMNTR) Index is a market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold. MSCI AC World Daily TR Gross USD Index (MSCI ACWI) represents large- and mid-cap companies across 23 developed and 24 emerging market countries.

14

VANECK FUNDS

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2018 to June 30, 2018.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

15

VANECK FUNDS

EXPLANATION OF EXPENSES

(unaudited) (continued)

		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2018 – June 30, 2018
Global Hard Assets Fund
Class A	Actual	$1,000.00	$989.30	1.38%	$6.81
	Hypothetical**	$1,000.00	$1,017.95	1.38%	$6.90
Class C	Actual	$1,000.00	$985.30	2.20%	$10.83
	Hypothetical**	$1,000.00	$1,013.88	2.20%	$10.99
Class I	Actual	$1,000.00	$991.30	0.95%	$4.69
	Hypothetical**	$1,000.00	$1,020.08	0.95%	$4.76
Class Y	Actual	$1,000.00	$990.30	1.13%	$5.58
	Hypothetical**	$1,000.00	$1,019.19	1.13%	$5.66

		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2018 – June 30, 2018
International Investors Gold Fund
Class A	Actual	$1,000.00	$943.50	1.45%	$6.99
	Hypothetical**	$1,000.00	$1,017.60	1.45%	$7.25
Class C	Actual	$1,000.00	$939.40	2.20%	$10.58
	Hypothetical**	$1,000.00	$1,013.88	2.20%	$10.99
Class I	Actual	$1,000.00	$944.40	1.00%	$4.82
	Hypothetical**	$1,000.00	$1,019.84	1.00%	$5.01
Class Y	Actual	$1,000.00	$944.50	1.10%	$5.30
	Hypothetical**	$1,000.00	$1,019.34	1.10%	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2018), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.
16

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.9%

Bermuda: 2.2%
1,594,500	Golar LNG Ltd. (USD)	$46,973,970
Brazil: 1.9%
3,105,700	Vale SA (ADR)	39,815,074
Canada: 18.7%
1,366,406	Agnico-Eagle Mines Ltd. (USD)	62,622,387
2,093,400	Barrick Gold Corp. (USD)	27,486,342
6,522,300	First Quantum Minerals Ltd.	96,099,305
902,100	Goldcorp, Inc. (USD)	12,367,791
2,555,800	IAMGOLD Corp. (USD) *	14,849,198
5,427,700	Kinross Gold Corp. (USD) *	20,408,152
3,179,400	New Gold, Inc. (USD) *	6,613,152
1,209,271	Nutrien Ltd. (USD)	65,760,157
3,754,700	Teck Cominco Ltd. (USD)	95,557,115
		401,763,599
Kuwait: 0.2%
3,592,247	Kuwait Energy Plc (GBP) * # § ø ∞	4,165,271
Luxembourg: 1.1%
678,500	Tenaris SA (ADR)	24,690,615
Monaco: 0.5%
3,511,700	Scorpio Tankers, Inc. (USD)	9,867,877
South Africa: 0.6%
17,534,224	Petra Diamonds Ltd. (GBP) * #	12,993,953
Number of Shares		Value

Switzerland: 5.6%
19,737,725	Glencore Plc (GBP) #	$93,710,555
8,354,400	Weatherford International Plc (USD) *	27,485,976
		121,196,531
United Kingdom: 4.5%
2,095,600	KAZ Minerals Plc * #	23,162,600
336,626	Randgold Resources Ltd. (ADR)	25,950,498
847,300	Rio Tinto Plc (ADR)	47,008,204
		96,121,302
United States: 62.6%
287,100	Bunge Ltd.	20,013,741
1,388,100	CF Industries Holdings, Inc.	61,631,640
575,200	Cimarex Energy Co.	58,520,848
2,673,000	CNX Resources Corp. *	47,525,940
433,550	Concho Resources, Inc. *	59,981,643
776,290	Diamondback Energy, Inc.	102,136,475
776,300	EOG Resources, Inc.	96,595,009
1,644,000	Green Plains Renewable Energy, Inc.	30,085,200
1,112,900	Halliburton Co.	50,147,274
533,191	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,530,522
391,600	Kirby Corp. *	32,737,760
1,732,400	Laredo Petroleum, Inc. *	16,665,688
728,200	Louisiana-Pacific Corp.	19,821,604

See Notes to Financial Statements

17

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

United States: (continued)
6,482,600	Nabors Industries Ltd.	$41,553,466
1,690,175	Newfield Exploration Co. *	51,127,794
2,076,200	Newmont Mining Corp.	78,293,502
164,500	Ormat Technologies, Inc.	8,749,755
2,940,800	Parsley Energy, Inc. *	89,047,424
2,797,700	Patterson-UTI Energy, Inc.	50,358,600
355,900	PBF Energy, Inc.	14,922,887
916,100	PDC Energy, Inc. *	55,378,245
506,400	Pioneer Natural Resources Co.	95,831,136
2,204,200	ProPetro Holding Corp. *	34,561,856
737,600	RSP Permian, Inc. *	32,469,152
560,800	Schlumberger Ltd.	37,590,424
934,900	Steel Dynamics, Inc.	42,958,655
Number of Shares		Value

United States: (continued)
1,285,400	Sunrun, Inc. *	$16,903,010
2,504,200	Superior Energy Services, Inc. *	24,390,908
565,600	Tyson Foods, Inc.	38,941,560
1,275,000	WPX Energy, Inc. *	22,988,250
		1,342,459,968
Total Common Stocks (Cost: $1,667,852,224)		2,100,048,160
MONEY MARKET FUND: 2.2% (Cost: $47,576,407)
47,576,407	AIM Treasury Portfolio – Institutional Class	47,576,407
Total Investments: 100.1% (Cost: $1,715,428,631)		2,147,624,567
Liabilities in excess of other assets: (0.1)%		(2,966,112)
NET ASSETS: 100.0%		$2,144,658,455

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $134,032,379 which represents 6.2% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $4,165,271 which represents 0.2% of net assets.
ø	Restricted Security — the aggregate value of restricted securities is $4,165,271, or 0.2% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See Notes to Financial Statements

18

Restricted securities held by the Fund as of June 30, 2018 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	12/19/2011	3,592,247	$10,862,670	$4,165,271	0.2%

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	2.8%	$58,955,301
Energy	52.4	1,125,061,928
Financials	0.5	10,530,522
Industrials	2.3	49,640,770
Materials	39.4	847,109,884
Utilities	0.4	8,749,755
Money Market Fund	2.2	47,576,407
	100.0%	$2,147,624,567

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$46,973,970	$—	$—	$46,973,970
Brazil	39,815,074	—	—	39,815,074
Canada	401,763,599	—	—	401,763,599
Kuwait	—	—	4,165,271	4,165,271
Luxembourg	24,690,615	—	—	24,690,615
Monaco	9,867,877	—	—	9,867,877
South Africa	—	12,993,953	—	12,993,953
Switzerland	27,485,976	93,710,555	—	121,196,531
United Kingdom	72,958,702	23,162,600	—	96,121,302
United States	1,342,459,968	—	—	1,342,459,968
Money Market Fund	47,576,407	—	—	47,576,407
Total	$2,013,592,188	$129,867,108	$4,165,271	$2,147,624,567

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $11,476,868. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

19

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2018:

Common Stocks
Kuwait
Balance as of December 31, 2017	$3,966,052
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	199,219
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of June 30, 2018	$4,165,271

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2018:

Common Stocks	Value as of June 30, 2018	Valuation Technique	Unobservable Input Description (1)	Unobservable Input	Impact to Valuation from an Increase in Input (2)
Kuwait	$4,165,271	Guideline Public	Entitlement Multiple	6.00x-11.00x	Increase
		Companies/Recent	Working Interest	0.40x-3.00x	Increase
		Transaction	Multiple Marketability	15%	Decrease
			Discount

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Financial Statements

20

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.5%

Australia: 17.5%
19,865,741	Cardinal Resources Ltd. ‡ *	$6,321,706
16,922,587	Evolution Mining Ltd. #	44,263,424
31,222,005	Gold Road Resources Ltd. * #	17,158,678
595,725	Newcrest Mining Ltd. #	9,672,866
3,847,332	Northern Star Resources Ltd. #	20,828,292
4,077,257	OceanaGold Corp. (CAD)	11,320,114
457,717	Saracen Mineral Holdings Ltd. * #	747,772
17,480,000	West African Resources Ltd. *	4,915,708
10,440,400	West African Resources Ltd. (CAD) *	3,097,217
		118,325,777
Canada: 65.7%
708,900	Agnico-Eagle Mines Ltd. (USD)	32,488,887
729,544	Alamos Gold, Inc.	4,156,456
2,099,170	Alamos Gold, Inc. (USD)	11,944,277
2,442,978	Alio Gold, Inc. *	3,549,301
1,503,000	Allegiant Gold Ltd. * # § ø	543,053
1,169,000	Allegiant Gold Ltd. * #	422,375
2,448,346	Argonaut Gold, Inc. *	4,302,042
2,160,000	Argonaut Gold, Inc. * ø	3,795,383
9,044,500	Atacama Pacific Gold Corp. ‡ *	4,471,856
1,345,100	Auryn Resources, Inc. *	1,452,890
6,982,701	B2Gold Corp. *	18,112,053
9,617,135	B2Gold Corp. (USD) *	24,812,208
Number of Shares		Value

Canada: (continued)
2,182,000	Bear Creek Mining Corp. *	$2,937,771
948,000	Bear Creek Mining Corp. (USD) * ø	1,317,720
667,000	Bear Creek Mining Corp. (USD) *	927,130
17,344,502	Bonterra Resources, Inc. ‡ *	5,343,265
5,845,000	Columbus Gold Corp. *	1,089,282
9,253,640	Continental Gold, Inc. *	26,677,287
4,808,730	Corvus Gold, Inc. *	9,437,130
1,825,000	Corvus Gold, Inc. (USD) *	3,613,500
4,000,000	Eastmain Resources, Inc. *	593,314
1,839,000	Eastmain Resources, Inc. * ø	279,528
481,000	Eastmain Resources, Inc. *	73,112
3,079,274	Equinox Gold Corp. *	2,295,431
3,317,627	First Mining Gold Corp. *	1,135,612
1,388,444	Gold Standard Ventures Corp. (USD) *	1,895,226
38,886	Goldcorp, Inc.	533,901
1,444,397	Goldcorp, Inc. (USD)	19,802,683
2,020,000	Guyana Goldfields, Inc. *	7,544,365
1,055,000	Guyana Goldfields, Inc. (USD) *	3,935,150
3,651,000	IAMGOLD Corp. (USD) *	21,212,310
5,391,000	Kinross Gold Corp. (USD) *	20,270,160
2,257,684	Kirkland Lake Gold Ltd.	47,810,385
146,000	Kirkland Lake Gold Ltd. (USD)	3,083,520

See Notes to Financial Statements

21

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Canada: (continued)
5,644,092	Leagold Mining Corp. *	$11,119,460
10,248,782	Liberty Gold Corp. ‡ *	3,430,163
812,000	Lundin Gold, Inc. *	2,828,859
568,626	MAG Silver Corp. (USD) *	6,146,847
5,744,000	Metanor Resources, Inc. ‡ * ø	2,577,842
2,860,000	Midas Gold Corp. *	2,131,974
1,008,852	New Gold, Inc. *	2,102,654
536,630	New Gold, Inc. (USD) *	1,116,190
1,026,170	New Gold, Inc. (USD) * ø	2,134,434
3,487,000	Nighthawk Gold Corp. *	1,114,015
3,375,000	Orezone Gold Corp. * # § ø	2,006,003
9,482,375	Orezone Gold Corp. *	5,842,410
159,000	Osisko Gold Royalties Ltd.	1,505,762
290,000	Osisko Gold Royalties Ltd. (USD)	2,746,300
3,407,111	Osisko Mining, Inc. *	4,664,968
4,077,100	Otis Gold Corp. *	573,737
2,388,500	Premier Gold Mines Ltd. *	4,741,935
1,012,000	Pretium Resources, Inc. (USD) *	7,428,080
3,950,000	Probe Metals, Inc. * # § ø	3,685,054
10,117,000	Pure Gold Mining * # § ø	4,804,584
4,481,000	Rio2 Ltd. (a) * # § ø	3,408,512
5,145,471	Roxgold, Inc. *	4,383,621
10,011,000	Sabina Gold & Silver Corp. *	11,574,731
4,910,986	Semafo, Inc. *	14,232,576
872,000	SSR Mining, Inc. (USD) *	8,606,640
Number of Shares		Value

Canada: (continued)
1,329,000	TMAC Resources, Inc. * Reg S	$5,661,127
18,611	Wheaton Precious Metals Corp.	410,825
640,375	Wheaton Precious Metals Corp. (USD)	14,126,672
1,634,430	Yamana Gold, Inc.	4,761,622
4,730,679	Yamana Gold, Inc. (USD)	13,718,969
		445,445,129
Mexico: 3.5%
1,578,451	Fresnillo Plc (GBP) #	23,786,791
Monaco: 0.1%
43,674	Endeavour Mining Corp. (CAD) *	783,684
South Africa: 0.2%
409,000	Gold Fields Ltd. (ADR)	1,460,130
United Kingdom: 2.3%
204,000	Randgold Resources Ltd. (ADR)	15,726,360
United States: 10.2%
1,125,900	Newmont Mining Corp.	42,457,689
286,100	Royal Gold, Inc.	26,561,524
		69,019,213
Total Common Stocks (Cost: $488,648,780)		674,547,084
WARRANTS: 0.2%
Canada: 0.2%
1,077,440	Alio Gold, Inc. Warrants (CAD 3.44, expiring 01/29/20) * # §	64,909

See Notes to Financial Statements

22

Number of Shares		Value

Canada: (continued)
994,560	Alio Gold, Inc. Warrants (CAD 3.44, expiring 01/29/20) * # § ø	$59,916
1,503,000	Allegiant Gold Ltd. Warrants (CAD 1.20, expiring 01/30/20) * # ø	42,873
938,434	Leagold Mining Corp. Warrants (CAD 3.70, expiring 05/27/20) * # §	267,686
1,933,750	Liberty Gold Corp. Warrants (CAD 0.90, expiring 05/16/19) * §	44,128
2,872,000	Metanor Resources, Inc. Warrants (CAD 0.90, expiring 12/28/19) * # ø	213,000
Number of Shares		Value

Canada: (continued)
1,975,000	Probe Metals, Inc. Warrants (CAD 0.85, expiring 05/29/20) * # § ø	$371,820
5,058,500	Pure Gold Mining Warrants (CAD 1.45, expiring 06/19/20) * # § ø	490,594
Total Warrants (Cost: $861,210)		1,554,926
MONEY MARKET FUND: 0.4% (Cost: $2,376,959)
2,376,959	AIM Treasury Portfolio – Institutional Class	2,376,959
Total Investments: 100.1% (Cost: $491,886,949)		678,478,969
Liabilities in excess of other assets: (0.1)%		(538,080)
NET ASSETS: 100.0%		$677,940,889

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

(a)	Subscription Receipts — each subscription receipt will entitle the Fund to receive one unit (a unit consists of one common share of stock and one warrant of Rio2 Ltd.) upon satisfaction of certain escrow release conditions. If these conditions are not met, the aggregate issue price and pro rata portion of any interest earned thereon will be refunded to the Fund.
‡	Affiliated issuer — as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $132,415,827 which represents 19.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $15,724,223 which represents 2.3% of net assets.
ø	Restricted Security — the aggregate value of restricted securities is $25,730,316, or 3.8% of net assets.

See Notes to Financial Statements

23

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund as of June 30, 2018 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Alio Gold, Inc. Warrants	01/22/2018	994,560	$—	$59,916	0.0%
Allegiant Gold Ltd.	11/20/2017	1,503,000	711,395	543,053	0.1
Allegiant Gold Ltd. Warrants	11/20/2017	1,503,000	—	42,873	0.0
Argonaut Gold, Inc.	11/13/2009	2,160,000	10,383,442	3,795,383	0.6
Bear Creek Mining Corp.	08/15/2005	948,000	2,865,287	1,317,720	0.2
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	279,528	0.0
Metanor Resources, Inc.	12/22/2017	5,744,000	3,160,013	2,577,842	0.4
Metanor Resources, Inc. Warrants	12/22/2017	2,872,000	—	213,000	0.0
New Gold, Inc.	06/28/2007	1,026,170	1,298,775	2,134,434	0.3
Orezone Gold Corp.	03/26/2018	3,375,000	2,113,255	2,006,003	0.3
Probe Metals, Inc.	06/19/2018	3,950,000	3,149,551	3,685,054	0.5
Probe Metals, Inc. Warrants	06/19/2018	1,975,000	374,225	371,820	0.1
Pure Gold Mining	05/24/2018	10,117,000	4,414,969	4,804,584	0.7
Pure Gold Mining Warrants	05/24/2018	5,058,500	486,985	490,594	0.1
Rio2 Ltd.	05/15/2018	4,481,000	3,482,552	3,408,512	0.5
			$34,943,950	$25,730,316	3.8%

Summary of Investments by Sector	% of Investments	Value
	3.0%	$20,060,456
Diversified Metals & Mining	2.4	16,269,006
Gold	86.3	585,453,824
Precious Metals & Minerals	5.0	33,634,380
Silver	3.0	20,684,344
Money Market Funds	0.3	2,376,959
	100.0%	$678,478,969

See Notes to Financial Statements

24

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2018 is set forth below:

Affiliates	Value 12/31/17		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Change in Net Unrealized Gain (Loss)	Value 06/30/18
Atacama Pacific Gold Corp.	$—	(a)	$2,531,643	$—	$—	$—	$(384,829)	$4,471,856
Bonterra Resources, Inc.	8,003,032		—	—	—	—	(2,659,767)	5,343,265
Cardinal Resources Ltd.	8,191,851		—	(19,629)	(3,894)	—	(1,846,622)	6,321,706
Liberty Gold Corp.	3,587,481		—	—	—	—	(157,318)	3,430,163
Metanor Resources, Inc.	—	(a)	—	—	—	—	(500,933)	2,577,842
Orezone Gold Corp.	5,355,995		—	—	—	—	486,415	—	(b)
	$25,138,359		$2,531,643	$(19,629)	$(3,894)	$—	$(5,063,054)	$22,144,832

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$25,654,745	$92,671,032	$—	$118,325,777
Canada	430,997,923	14,447,206	—	445,445,129
Mexico	—	23,786,791	—	23,786,791
Monaco	783,684	—	—	783,684
South Africa	1,460,130	—	—	1,460,130
United Kingdom	15,726,360	—	—	15,726,360
United States	69,019,213	—	—	69,019,213
Warrants
Canada	44,128	1,510,798	—	1,554,926
Money Market Funds	2,376,959	—	—	2,376,959
Total	$546,063,142	$132,415,827	$—	$678,478,969

During the period ended June 30, 2018, transfers of securities from Level 2 to Level 1 were $11,390,578. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

25

GLOBAL HARD ASSETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (unaudited)

Assets:
Investments, at value (1)	$2,147,624,567
Cash	121,190
Receivables:
Shares of beneficial interest sold	1,085,991
Dividends and interest	1,421,273
Prepaid expenses	34,155
Other assets	21,412
Total assets	2,150,308,588
Liabilities:
Payables:
Shares of beneficial interest redeemed	2,561,179
Due to Adviser	1,567,699
Due to Distributor	100,705
Deferred Trustee fees	823,884
Accrued expenses	596,666
Total liabilities	5,650,133
NET ASSETS	$2,144,658,455
Net Assets consist of:
Aggregate paid in capital	$2,627,853,071
Net unrealized appreciation	432,194,936
Undistributed net investment income	856,485
Accumulated net realized loss	(916,246,037)
$2,144,658,455
(1) Cost of Investments	$1,715,428,631

See Notes to Financial Statements

26

STATEMENT OF ASSETS AND LIABILITIES

(unaudited) (continued)

Class A Shares:
Net Assets	$318,400,348
Shares of beneficial interest outstanding	8,861,906
Net asset value and redemption price per share	$35.93
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$38.12
Class C Shares:
Net Assets	$41,702,595
Shares of beneficial interest outstanding	1,353,171
Net asset value, offering and redemption price per share (Redemption may be subject to a contingent deferred sales charge within the first year of ownership)	$30.82
Class I Shares:
Net Assets	$1,496,278,940
Shares of beneficial interest outstanding	39,611,528
Net asset value, offering and redemption price per share	$37.77
Class Y Shares:
Net Assets	$288,276,572
Shares of beneficial interest outstanding	7,864,777
Net asset value, offering and redemption price per share	$36.65

See Notes to Financial Statements

27

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (unaudited)

Assets:
Investments, at value
Unaffiliated issuers (1)	$656,334,137
Affiliated issuers (2)	22,144,832
Cash denominated in foreign currency, at value (3)	20,498
Receivables:
Investments sold	18,870,577
Shares of beneficial interest sold	751,401
Dividends and interest	91,609
Prepaid expenses	38,107
Other assets	12,602
Total assets	698,263,763
Liabilities:
Payables:
Investments purchased	18,938,301
Shares of beneficial interest redeemed	399,270
Due to Adviser	383,778
Due to Distributor	85,977
Deferred Trustee fees	265,471
Accrued expenses	250,077
Total liabilities	20,322,874
NET ASSETS	$677,940,889
Net Assets consist of:
Aggregate paid in capital	$935,137,473
Net unrealized appreciation	186,586,664
Accumulated net investment loss	(30,559,367)
Accumulated net realized loss	(413,223,881)
$677,940,889
(1) Cost of Investments — unaffiliated issuers	$470,638,622
(2) Cost of Investments — affiliated issuers	$21,248,327
(3) Cost of cash denominated in foreign currency	$20,486

See Notes to Financial Statements

28

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

(unaudited) (continued)

Class A Shares:
Net Assets	$259,324,976
Shares of beneficial interest outstanding	29,316,123
Net asset value and redemption price per share	$8.85
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$9.39
Class C Shares:
Net Assets	$39,200,914
Shares of beneficial interest outstanding	5,060,143
Net asset value, offering and redemption price per share (Redemption may be subject to a contingent deferred sales charge within the first year of ownership)	$7.75
Class I Shares:
Net Assets	$269,885,149
Shares of beneficial interest outstanding	23,713,953
Net asset value, offering and redemption price per share	$11.38
Class Y Shares:
Net Assets	$109,529,850
Shares of beneficial interest outstanding	12,139,002
Net asset value, offering and redemption price per share	$9.02

See Notes to Financial Statements

29

GLOBAL HARD ASSETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (unaudited)

Income:
Dividends	$13,091,122
Foreign taxes withheld	(260,797)
Total income	12,830,325
Expenses:
Management fees	10,774,286
Distribution fees – Class A	421,462
Distribution fees – Class C	237,275
Transfer agent fees – Class A	426,739
Transfer agent fees – Class C	59,966
Transfer agent fees – Class I	154,331
Transfer agent fees – Class Y	164,762
Custodian fees	39,554
Professional fees	64,835
Registration fees – Class A	9,571
Registration fees – Class C	7,780
Registration fees – Class I	13,299
Registration fees – Class Y	9,538
Reports to shareholders	75,413
Insurance	51,715
Trustees’ fees and expenses	192,267
Other	23,479
Total expenses	12,726,272
Waiver of management fees	(1,220,778)
Net expenses	11,505,494
Net investment income	1,324,831
Net realized gain (loss) on:
Investments sold	24,434,181
Foreign currency transactions and foreign denominated assets and liabilities	(10,095)
Net realized gain	24,424,086
Net change in unrealized appreciation (depreciation) on:
Investments	(43,930,373)
Foreign currency transactions and foreign denominated assets and liabilities	(1,000)
Net change in unrealized depreciation	(43,931,373)

Net Decrease in Net Assets Resulting from Operations	$(18,182,456)

See Notes to Financial Statements

30

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (unaudited)

Income:
Dividends – unaffiliated issuers	$3,467,476
Foreign taxes withheld	(93,387)
Total income	3,374,089
Expenses:
Management fees	2,466,790
Distribution fees – Class A	338,959
Distribution fees – Class C	210,220
Transfer agent fees – Class A	209,290
Transfer agent fees – Class C	36,974
Transfer agent fees – Class I	19,661
Transfer agent fees – Class Y	49,252
Administration fees	853,404
Custodian fees	32,754
Professional fees	52,553
Registration fees – Class A	10,179
Registration fees – Class C	9,588
Registration fees – Class I	12,427
Registration fees – Class Y	9,191
Reports to shareholders	45,709
Insurance	15,229
Trustees’ fees and expenses	56,426
Interest	431
Other	7,212
Total expenses	4,436,249
Waiver of management fees	(116,001)
Net expenses	4,320,248
Net investment loss	(946,159)
Net realized gain (loss) on:
Investments sold – unaffiliated issuers	(6,083,980)
Investments sold – affiliated issuers	(3,894)
Forward foreign currency contracts	(158,740)
Foreign currency transactions and foreign denominated assets and liabilities	169,471
Net realized loss	(6,077,143)
Net change in unrealized appreciation (depreciation) on:
Investments – unaffiliated issuers	(28,469,793)
Investments – affiliated issuers	(5,063,054)
Foreign currency transactions and foreign denominated assets and liabilities	27,454
Net change in unrealized depreciation	(33,505,393)

Net Decrease in Net Assets Resulting from Operations	$(40,528,695)

See Notes to Financial Statements

31

GLOBAL HARD ASSETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(unaudited)
Operations:
Net investment income (loss)	$1,324,831	$(4,523,598)
Net realized gain (loss)	24,424,086	(120,844,187)
Net change in unrealized appreciation (depreciation)	(43,931,373)	88,976,209
Net decrease in net assets resulting from operations	(18,182,456)	(36,391,576)
Share transactions:
Proceeds from sale of shares
Class A Shares	37,385,968	93,096,551
Class C Shares	2,122,284	5,222,944
Class I Shares	121,247,162	340,487,540
Class Y Shares	70,007,302	116,265,208
	230,762,716	555,072,243
Cost of shares redeemed
Class A Shares	(64,940,893)	(151,966,357)
Class C Shares	(13,526,965)	(40,946,463)
Class I Shares	(179,054,052)	(395,598,814)
Class Y Shares	(47,699,593)	(147,864,211)
	(305,221,503)	(736,375,845)
Net decrease in net assets resulting from share transactions	(74,458,787)	(181,303,602)
Total decrease in net assets	(92,641,243)	(217,695,178)
Net Assets:
Beginning of period	2,237,299,698	2,454,994,876
End of period #	$2,144,658,455	$2,237,299,698
# Including undistributed (accumulated) net investment income (loss)	$856,485	$(468,346)

See Notes to Financial Statements

32

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(unaudited)
Operations:
Net investment loss	$(946,159)	$(5,444,779)
Net realized gain (loss)	(6,077,143)	10,903,975
Net change in unrealized appreciation (depreciation)	(33,505,393)	73,826,505
Net increase (decrease) in net assets resulting from operations	(40,528,695)	79,285,701
Dividends to shareholders from:
Net investment income
Class A Shares	—	(10,518,674)
Class C Shares	—	(1,585,482)
Class I Shares	—	(9,086,540)
Class Y Shares	—	(3,838,065)
Total dividends	—	(25,028,761)
Share transactions:
Proceeds from sale of shares
Class A Shares	27,684,357	43,786,077
Class C Shares	2,879,752	9,183,263
Class I Shares	8,519,868	106,486,154
Class Y Shares	40,925,480	64,278,018
	80,009,457	223,733,512
Reinvestment of dividends
Class A Shares	—	9,213,637
Class C Shares	—	1,395,924
Class I Shares	—	9,043,195
Class Y Shares	—	2,985,200
	—	22,637,956
Cost of shares redeemed
Class A Shares	(37,807,860)	(77,771,060)
Class C Shares	(8,370,577)	(18,057,211)
Class I Shares	(7,376,343)	(33,469,425)
Class Y Shares	(22,127,548)	(51,899,719)
	(75,682,328)	(181,197,415)
Net increase in net assets resulting from share transactions	4,327,129	65,174,053
Total increase (decrease) in net assets	(36,201,566)	119,430,993
Net Assets:
Beginning of period	714,142,455	594,711,462
End of period #	$677,940,889	$714,142,455
# Including accumulated net investment loss	$(30,559,367)	$(29,613,209)

See Notes to Financial Statements

33

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the
	Six Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017		2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$36.32		$36.87		$25.76	$38.89	$48.31	$43.64
Income from investment operations:
Net investment income (loss)	(0.03	)(b)	(0.17	)(b)	(0.20)	0.05 (b)	(0.07)	(0.15)
Net realized and unrealized gain (loss) on investments	(0.36)		(0.38)		11.32	(13.05)	(9.31)	4.84
Total from investment operations	(0.39)		(0.55)		11.12	(13.00)	(9.38)	4.69
Less distributions from:
Net investment income	—		—		(0.01)	(0.13)	(0.04)	(0.02)
Net asset value, end of period	$35.93		$36.32		$36.87	$25.76	$38.89	$48.31
Total return (a)	(1.07	)%(c)	(1.49)%		43.17%	(33.42)%	(19.41)%	10.74%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$318,400		$349,066		$418,616	$321,875	$609,885	$1,025,779
Ratio of gross expenses to average net assets	1.55	%(d)	1.53%		1.50%	1.36%	1.43%	1.45%
Ratio of net expenses to average net assets	1.38	%(d)	1.38%		1.38%	1.36%	1.38%	1.38%
Ratio of net expenses to average net assets excluding interest expense	1.38	%(d)	1.38%		1.38%	1.36%	1.38%	1.38%
Ratio of net investment income (loss) to average net assets	(0.19	)%(d)	(0.50)%		(0.56)%	0.14%	(0.12)%	(0.00)%
Portfolio turnover rate	9	%(c)	17%		36%	26%	36%	33%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

34

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	For the
	Six Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017		2016	2015		2014	2013
	(unaudited)
Net asset value, beginning of period	$31.28		$32.00		$22.53	$34.32		$42.99	$39.15
Income from investment operations:
Net investment loss	(0.16	)(b)	(0.39	)(b)	(0.42)	(0.21	)(b)	(0.48)	(0.56)
Net realized and unrealized gain (loss) on investments	(0.30)		(0.33)		9.90	(11.45)		(8.15)	4.42
Total from investment operations	(0.46)		(0.72)		9.48	(11.66)		(8.63)	3.86
Less distributions from:
Net investment income	—		—		(0.01)	(0.13)		(0.04)	(0.02)
Net asset value, end of period	$30.82		$31.28		$32.00	$22.53		$34.32	$42.99
Total return (a)	(1.47	)%(c)	(2.25)%		42.08%	(33.96)%		(20.07)%	9.85%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$41,703		$53,893		$94,488	$88,945		$202,213	$337,441
Ratio of gross expenses to average net assets	2.33	%(d)	2.19%		2.15%	2.16%		2.19%	2.23%
Ratio of net expenses to average net assets	2.20	%(d)	2.19%		2.15%	2.16%		2.19%	2.20%
Ratio of net expenses to average net assets excluding interest expense	2.20	%(d)	2.19%		2.15%	2.16%		2.19%	2.20%
Ratio of net investment loss to average net assets	(1.02	)%(d)	(1.33)%		(1.30)%	(0.67)%		(0.93)%	(0.82)%
Portfolio turnover rate	9	%(c)	17%		36%	26%		36%	33%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

35

GLOBAL HARD ASSETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the
	Six Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017		2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$38.10		$38.51		$26.80	$40.31	$49.89	$44.89
Income from investment operations:
Net investment income (loss)	0.04	(b)	(0.03	)(b)	(0.06)	0.18 (b)	0.13	0.22
Net realized and unrealized gain (loss) on investments	(0.37)		(0.38)		11.78	(13.56)	(9.67)	4.80
Total from investment operations	(0.33)		(0.41)		11.72	(13.38)	(9.54)	5.02
Less distributions from:
Net investment income	—		—		(0.01)	(0.13)	(0.04)	(0.02)
Net asset value, end of period	$37.77		$38.10		$38.51	$26.80	$40.31	$49.89
Total return (a)	(0.87	)%(c)	(1.06)%		43.73%	(33.18)%	(19.12)%	11.17%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,496,279		$1,563,581		$1,629,778	$1,307,353	$2,142,879	$2,340,890
Ratio of gross expenses to average net assets	1.06	%(d)	1.06%		1.05%	1.04%	1.02%	1.03%
Ratio of net expenses to average net assets	0.95	%(d)	0.97%		1.00%	1.00%	1.00%	1.00%
Ratio of net expenses to average net assets excluding interest expense	0.95	%(d)	0.97%		1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	0.24	%(d)	(0.08)%		(0.17)%	0.50%	0.27%	0.39%
Portfolio turnover rate	9	%(c)	17%		36%	26%	36%	33%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

36

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the
	Six Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017		2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$37.01		$37.47		$26.11	$39.33	$48.74	$43.92
Income from investment operations:
Net investment income (loss)	0.01	(b)	(0.08	)(b)	(0.10)	0.13 (b)	0.06	0.10
Net realized and unrealized gain (loss) on investments	(0.37)		(0.38)		11.47	(13.22)	(9.43)	4.74
Total from investment operations	(0.36)		(0.46)		11.37	(13.09)	(9.37)	4.84
Less distributions from:
Net investment income	—		—		(0.01)	(0.13)	(0.04)	(0.02)
Net asset value, end of period	$36.65		$37.01		$37.47	$26.11	$39.33	$48.74
Total return (a)	(0.97	)%(c)	(1.23)%		43.55%	(33.27)%	(19.22)%	11.01%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$288,277		$270,760		$312,113	$228,335	$358,429	$429,829
Ratio of gross expenses to average net assets	1.17	%(d)	1.16%		1.19%	1.15%	1.16%	1.19%
Ratio of net expenses to average net assets	1.13	%(d)	1.13%		1.13%	1.13%	1.13%	1.13%
Ratio of net expenses to average net assets excluding interest expense	1.13	%(d)	1.13%		1.13%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets	0.07	%(d)	(0.25)%		(0.30)%	0.37%	0.13%	0.24%
Portfolio turnover rate	9	%(c)	17%		36%	26%	36%	33%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

37

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the
	Six Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017		2016	2015		2014		2013
	(unaudited)
Net asset value, beginning of period	$9.38		$8.62		$6.03	$ 8.00		$8.52		$16.81
Income from investment operations:
Net investment loss	(0.02	)(b)	(0.09	)(b)	(0.08)	(0.04	)(b)	(0.09	)(b)	(0.06	)(b)
Net realized and unrealized gain (loss) on investments	(0.51)		1.20		3.22	(1.93)		(0.43)		(8.16)
Total from investment operations	(0.53)		1.11		3.14	(1.97)		(0.52)		(8.22)
Less distributions from:
Net investment income	—		(0.35)		(0.55)	—		—		(0.07)
Net asset value, end of period	$8.85		$9.38		$8.62	$ 6.03		$8.00		$8.52
Total return (a)	(5.65	)%(c)	13.03%		53.12%	(24.63)%		(6.10)%		(48.91)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$259,325		$285,679		$285,208	$204,987		$281,580		$339,483
Ratio of gross expenses to average net assets	1.45	%(d)	1.43%		1.35%	1.43%		1.47%		1.46%
Ratio of net expenses to average net assets	1.45	%(d)	1.43%		1.35%	1.43%		1.45%		1.45%
Ratio of net expenses to average net assets excluding interest expense	1.45	%(d)	1.43%		1.35%	1.43%		1.45%		1.45%
Ratio of net investment loss to average net assets	(0.45	)%(d)	(0.93)%		(0.89)%	(0.54)%		(0.88)%		(0.54)%
Portfolio turnover rate	18	%(c)	32%		28%	45%		43%		40%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

38

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	For the
	Six Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017		2016	2015		2014		2013
	(unaudited)
Net asset value, beginning of period	$8.25		$7.61		$5.41	$ 7.24		$7.76		$ 15.44
Income from investment operations:
Net investment loss	(0.05	)(b)	(0.14	)(b)	(0.04)	(0.09	)(b)	(0.15	)(b)	(0.14	)(b)
Net realized and unrealized gain (loss) on investments	(0.45)		1.06		2.79	(1.74)		(0.37)		(7.47)
Total from investment operations	(0.50)		0.92		2.75	(1.83)		(0.52)		(7.61)
Less distributions from:
Net investment income	—		(0.28)		(0.55)	—		—		(0.07)
Net asset value, end of period	$7.75		$8.25		$7.61	$ 5.41		$7.24		$ 7.76
Total return (a)	(6.06	)%(c)	12.24%		52.00%	(25.28)%		(6.70)%		(49.29)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$39,201		$47,452		$50,632	$32,556		$52,916		$65,979
Ratio of gross expenses to average net assets	2.26	%(d)	2.21%		2.10%	2.22%		2.34%		2.30%
Ratio of net expenses to average net assets	2.20	%(d)	2.20%		2.10%	2.20%		2.20%		2.20%
Ratio of net expenses to average net assets excluding interest expense	2.20	%(d)	2.20%		2.10%	2.20%		2.20%		2.20%
Ratio of net investment loss to average net assets	(1.21	)%(d)	(1.70)%		(1.65)%	(1.31)%		(1.63)%		(1.29)%
Portfolio turnover rate	18	%(c)	32%		28%	45%		43%		40%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

39

INTERNATIONAL INVESTORS GOLD FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the
	Six Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017		2016	2015		2014		2013
	(unaudited)
Net asset value, beginning of period	$12.05		$10.97		$ 7.54	$ 9.95		$10.54		$20.67
Income from investment operations:
Net investment loss	—	(b)(e)	(0.06	)(b)	(0.41)	(0.01	)(b)	(0.05	)(b)	(0.01	)(b)
Net realized and unrealized gain (loss) on investments	(0.67)		1.54		4.39	(2.40)		(0.54)		(10.05)
Total from investment operations	(0.67)		1.48		3.98	(2.41)		(0.59)		(10.06)
Less distributions from:
Net investment income	—		(0.40)		(0.55)	—		—		(0.07)
Net asset value, end of period	$11.38		$12.05		$10.97	$ 7.54		$ 9.95		$10.54
Total return (a)	(5.56	)%(c)	13.56%		53.63%	(24.22)%		(5.60)%		(48.67)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$269,885		$284,621		$183,511	$191,444		$166,371		$160,524
Ratio of gross expenses to average net assets	1.06	%(d)	1.04%		1.01%	1.07%		1.07%		1.08%
Ratio of net expenses to average net assets	1.00	%(d)	1.00%		1.00%	1.00%		1.00%		1.00%
Ratio of net expenses to average net assets excluding interest expense	1.00	%(d)	1.00%		1.00%	1.00%		1.00%		1.00%
Ratio of net investment loss to average net assets	(0.01	)%(d)	(0.51)%		(0.52)%	(0.13)%		(0.43)%		(0.08)%
Portfolio turnover rate	018	%(c)	32%		28%	45%		43%		40%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

40

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the
	Six Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017		2016	2015		2014		2013
	(unaudited)
Net asset value, beginning of period	$9.55		$8.78		$ 6.12	$ 8.08		$ 8.58		$ 16.88
Income from investment operations:
Net investment income (loss)	(0.01	)(b)	(0.06	)(b)	0.31	(0.02	)(b)	(0.06	)(b)	(0.03	)(b)
Net realized and unrealized gain (loss) on investments	(0.52)		1.22		2.90	(1.94)		(0.44)		(8.20)
Total from investment operations	(0.53)		1.16		3.21	(1.96)		(0.50)		(8.23)
Less distributions from:
Net investment income	—		(0.39)		(0.55)	—		—		(0.07)
Net asset value, end of period	$9.02		$9.55		$ 8.78	$ 6.12		$ 8.08		$ 8.58
Total return (a)	(5.55	)%(c)	13.29%		53.49%	(24.26)%		(5.83)%		(48.76)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$109,530		$96,390		$75,361	$28,084		$46,183		$34,096
Ratio of gross expenses to average net assets	1.15	%(d)	1.16%		1.11%	1.21%		1.31%		1.34%
Ratio of net expenses to average net assets	1.10	%(d)	1.10%		1.10%	1.10%		1.13%		1.20%
Ratio of net expenses to average net assets excluding interest expense	1.10	%(d)	1.10%		1.10%	1.10%		1.13%		1.20%
Ratio of net investment loss to average net assets	(0.12	)%(d)	(0.60)%		(0.66)%	(0.21)%		(0.55)%		(0.30)%
Portfolio turnover rate	18	%(c)	32%		28%	45%		43%		40%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

41

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The Trust operates as a series fund currently comprised of seven portfolios. These financial statements relate only to the following investment portfolios: Global Hard Assets Fund and International Investors Gold Fund (collectively the “Funds” and each a “Fund”). The International Investors Gold Fund is classified as a non-diversified fund and may effect certain investments through the Gold Series Fund I Subsidiary, (a wholly-owned “Subsidiary”). The Global Hard Assets Fund is classified as a diversified fund and seeks long-term capital appreciation by investing primarily in hard asset securities. The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are
42

valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and is categorized as Level 2 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (“the Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific
43

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Gold Series Fund I Subsidiary, a Cayman Islands exempted company, was incorporated on November 7, 2011. Consolidated financial statements of the International Investors Gold Fund, present the financial position and results of operation for the Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation. As of June 30, 2018, the International Investors Gold Fund held $45,079 in its Subsidiary, representing 0.01% of the Fund’s net assets.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the U.S. Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net
44

investment income to its shareholders. Therefore, no federal income tax provision is required.

The wholly-owned subsidiary of the International Investors Gold Fund is classified as a controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly-owned CFC, its net income and capital gain, to the extent of its earnings and profits, will be included each year in the International Investors Gold Fund investment company taxable income. Net losses of the CFC cannot be deducted by the International Investors Gold Fund in the current year nor carried forward to offset taxable income in future years.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gains (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions for the Funds are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

F.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Estimated foreign taxes that are expected to be withheld from proceeds at the sale of certain foreign
45

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

investments are accrued by the Funds and decrease the unrealized gain on investments. Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

G.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each Fund’s Schedule of Investments.

H.	Use of Derivative Instruments—The Funds may investment in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Funds’ derivative instruments and hedging activities. At June 30, 2018, the Funds held no derivative instruments.
46

Forward Foreign Currency Contracts—The Funds are subject to foreign currency risk in the normal course of pursuing its investment objectives. The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities to gain currency exposure, or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in net realized gain (loss) on forward foreign currency contracts in the Statements of Operations. The Funds may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar. The Global Hard Assets Fund held no forward foreign currency contracts during the period ended June 30, 2018. The International Investors Gold Fund held forward foreign currency contracts for one month during the period ended June 30, 2018 with average unrealized depreciation of $60,827. As of June 30, 2018, the Fund held no forward foreign currency contracts.

The impact of transactions in derivative instruments during the period ended June 30, 2018, was as follows:

International Investors Gold Fund	Foreign Currency Risk
Realized gain (loss):
Forward foreign currency contacts(1)	$(158,740)

(1)	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts.

I.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments. At June 30, 2018, the Funds held no financial instruments that would require additional disclosure.

Note 3—Investment Management and Other Agreements—The Van Eck Associates Corporation (“VEAC”) is the investment adviser (the “Adviser”) to the Global Hard Assets Fund and International Investors Gold Fund.

47

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Adviser receives a management fee, calculated daily and payable monthly based on the Funds’ average daily net assets:

Fund	Annual Rate
Global Hard Assets Fund	1.00% of the first $2.5 billion and 0.90% thereafter
International Investors Gold Fund	0.75% of the first $500 million, 0.65% on the next $250 million and 0.50% thereafter

The Adviser has agreed, until at least May 1, 2019, to waive management fees and assume expenses to prevent the Funds’ total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived by the Adviser for the period ended June 30, 2018, are as follows:

		Waiver of
	Expense	Management
Fund	Limitations	Fees
Global Hard Assets Fund
Class A	1.38%	$287,520
Class C	2.20	30,567
Class I	0.95	850,908
Class Y	1.13	51,783
International Investors Gold Fund
Class A	1.45%	$—
Class C	2.20	11,935
Class I	1.00	78,212
Class Y	1.10	25,854

The Adviser also performs accounting and administrative services for the International Investors Gold Fund. The Adviser is paid a monthly fee at a rate of 0.25% per year on the first $750 million of the average daily net assets of the Fund and 0.20% per year of the average daily net assets in excess of $750 million. During the period ended June 30, 2018, the Adviser received $853,404 from the International Investors Gold Fund pursuant to this contract.

For the period ended June 30, 2018, VanEck Securities Corporation (the “Distributor”), an affiliate of the Adviser, received a total of $377,341 in sales loads relating to the sale of shares of the Funds, of which $326,472 was reallowed to broker/dealers and the remaining $50,869 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

48

Note 4—Investments—The cost of purchases and proceeds from sales of investments, excluding short-term investments, for the period ended June 30, 2018 were as follows:

	Cost of	Proceeds from
	Investments	Investments
Fund	Purchased	Sold
Global Hard Assets Fund	$181,235,633	$241,953,716
International Investors Gold Fund	121,188,785	120,443,521

Note 5—Income Taxes—As of June 30, 2018, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

		Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation
Fund	Investments	Appreciation	Depreciation	(Depreciation)
Global Hard Assets Fund	$1,762,603,444	$608,275,308	$(223,254,185)	$385,021,123
International Investors Gold Fund	586,697,588	228,220,883	(136,439,502)	91,781,381

The tax character of dividends and distributions paid to shareholders during the year ended December 31, 2017 were as follows:

Fund	Ordinary Income
Global Hard Assets Fund	$—
International Investors Gold Fund	25,028,791

At December 31, 2017, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Short-Term	Long-Term
	Capital Losses	Capital Losses
	with	with
Fund	No Expiration	No Expiration	Total
Global Hard Assets Fund	$(86,090,722)	$(806,812,887)	$(892,903,609)
International Investors Gold Fund	(102,681,301)	(257,894,138)	(360,575,439)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of

49

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2018, the Funds did not incur any interest or penalties.

Note 6—Concentration of Risk—The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. Changes in laws or government regulation by the United States and/or the Cayman Islands could adversely affect the operations of the Funds. The Global Hard Assets Fund and the International Investors Gold Fund may concentrate their investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal and by investing in gold bullion and coins. In addition, the International Investors Gold Fund may invest up to 25% of its net assets in gold and silver coins, gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Funds may so concentrate, they may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

A more complete description of risks is included in the Funds’ Prospectus and Statement of Additional Information.

Note 7—12b-1 Plans of Distribution—Pursuant to Rule 12b-1 Plans of Distribution (the “Plan”), the Funds are authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Funds. The amount

50

paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares, and is recorded as Distribution fees in the Statement of Operations.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

			International Investors
	Global Hard Assets Fund		Gold Fund
	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2018	2017	2018	2017
	(unaudited)		(unaudited)
Class A
Shares sold	1,030,910	2,742,692	3,099,920	4,551,698
Shares reinvested	—	—	—	1,010,263
Shares redeemed	(1,778,903)	(4,487,810)	(4,231,314)	(8,185,239)
Net decrease	(747,993)	(1,745,118)	(1,131,394)	(2,623,278)

Class C
Shares sold	66,908	173,205	364,124	1,088,197
Shares reinvested	—	—	—	174,055
Shares redeemed	(436,476)	(1,402,769)	(1,057,316)	(2,158,535)
Net decrease	(369,568)	(1,229,564)	(693,192)	(896,283)

Class I
Shares sold	3,241,045	9,792,548	724,263	8,835,760
Shares reinvested	—	—	—	772,263
Shares redeemed	(4,663,979)	(11,078,063)	(639,743)	(2,704,919)
Net increase (decrease)	(1,422,934)	(1,285,515)	84,520	6,903,104

Class Y
Shares sold	1,857,063	3,298,018	4,484,458	6,506,292
Shares reinvested	—	—	—	321,335
Shares redeemed	(1,307,956)	(4,311,905)	(2,433,830)	(5,325,198)
Net increase (decrease)	549,107	(1,013,887)	2,050,628	1,502,429

Note 9—Bank Line of Credit—The Trust participates with VanEck VIP Trust (another registered investment company managed by Adviser) (the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Funds and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro

51

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2018, the following Fund borrowed under this Facility:

			Average	Outstanding Loan
	Days	Average Daily	Interest	Balance as of
Fund	Outstanding	Loan Balance	Rate	June 30, 2018
International Investors Gold Fund	4	$1,085,647	2.80%	$0

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

52

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2018 (unaudited)

GLOBAL HARD ASSETS FUND
INTERNATIONAL INVESTORS GOLD FUND
(each, a “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 12, 2018, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Associates Corporation (“VEAC”) (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on May 14, 2018 and June 12, 2018 specifically for the purpose of considering the continuation of each Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;
53

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2018 (unaudited) (continued)

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing each Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2018 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (each, a “Performance Category”), (ii) a sub-group of funds selected from its Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (each, a “Performance Peer Group”), (iii) an appropriate benchmark index, and (iv) with respect to the Global Hard Assets Fund, an additional benchmark index that includes relevant exposures not otherwise reflected in the benchmark index (the “GHA Additional Index”);

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of each Fund during its fiscal year ended December 31, 2017 with a similar share class of (i) funds in its Performance Category that have the same share class (each, an “Expense Category”) and (ii) a sub-set of the funds that comprise its Performance Peer Group that have the same share class (each, an “Expense Peer Group”);

■	With respect to the International Investors Gold Fund, a supplemental report prepared by an independent consultant comparing total management fee rates, which include both advisory and administrative fee rates on a combined basis (the “Management Fee Rates”), and, separately, the administrative fee rates and advisory fee rates with respect to a representative class
54

of shares of the Fund during its fiscal year ended December 31, 2017 with those of the Fund’s (i) Expense Category and (ii) Expense Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of each Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response
55

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2018 (unaudited) (continued)

policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in a Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for each Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to each Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the applicable Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with each Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s

56

custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITSs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as each Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Funds. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of each Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for each Fund is based on data for a representative class of shares of that Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2018, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2017.

57

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2018 (unaudited) (continued)

Performance.

Global Hard Assets Fund. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Peer Group median over the ten-year period, but that the Fund had underperformed its Performance Peer Group median for the one-, three-, and five-year periods. The Fund had underperformed its Performance Category median for the one-, three-, five-, and ten-year periods. The Board also noted that the Fund had underperformed its benchmark index for the one-, three-, five-, and ten-year periods. The Board further noted that the Fund had outperformed the GHAF Additional Index for the ten-year period, but had underperformed the GHAF Additional Index for the one-, three-, and five-year periods. The Board noted that the Fund’s large holdings in the energy sector detracted from Fund performance. The Board also noted that the Fund’s performance has improved after being adversely affected by a prevailing bear market in recent years.

International Investors Gold Fund. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians over the one-, three-, five-, and ten-year periods. The Board also noted that the Fund had outperformed its benchmark index for the three-, five-, and ten-year periods, but had underperformed its benchmark for the one-year period. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses.

Global Hard Assets Fund. The Board noted that the fee rate payable for advisory services was higher than the median advisory fee rates of its Expenses Category and Expense Peer Group, and that the Fund’s total expense ratio, net of waivers or reimbursements, was equal to the median expense ratio of its Expense Category, but higher than the median expense ratio of its Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2019 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

58

International Investors Gold Fund. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was equal to the median advisory fee rates of its Expense Category and Expense Peer Group, but that the Fund’s total expense ratio, net of waivers or reimbursements and its Management Fee Rate (which includes both advisory and administrative fee rates) were higher than the median expense ratios and Management Fee Rates of its Expense Category and Expense Peer Group. The Board further noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2019 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to each Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which each Fund invests and the volatility of cash flow into and out of each Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to each Fund, any economies of scale being realized are currently being shared by the Adviser and that Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for each Fund.

59

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2018 (unaudited) (continued)

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of each Advisory Agreement is in the interests of that Fund’s shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

60

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	GHAIIGSAR

SEMI-ANNUAL REPORT June 30, 2018 (unaudited)

VanEck Funds

Unconstrained Emerging Markets Bond Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the opinion of the investment adviser and may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2018.

UNCONSTRAINED EMERGING MARKETS BOND FUND

June 30, 2018 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report, which affords us the opportunity to provide a review of the economic backdrop for the first half of the year. But first, in light of the many developments that occurred across global markets during the first half of 2018, we want to reemphasize VanEck’s corporate mission and its implications to you as our valued shareholders.

As you may know, VanEck has a history of looking beyond the financial markets to identify historical, political, and/or technological trends that are likely to create or impact investment opportunities. We were one of the first U.S. asset managers to offer investors access to international markets, which set the tone for our drive to identify promising asset classes and trends. In this respect, our unconventional (at the time) efforts to introduce investors to gold investing in 1968, emerging markets (including China) in 1993, and ETFs in 2006, are now considered mainstream, permanently shaping the investment management industry as we now know it.

Today, we offer both active and passive strategies with compelling exposures supported by well-designed investment processes. Our firm’s capabilities range from strategies designed to strengthen core investment allocations to more specialized exposures that enhance portfolio diversification and reduce volatility.

Putting clients’ interests first in all market environments is at the heart of the firm’s mission and has been since our founding in 1955. We will, as always, continue to seek out and evaluate the most attractive opportunities for you as shareholders.

As we wrote in our Market Insights research, which can be found at www.vaneck.com/blogs/market-insights, we began 2018 by noting that global growth had gone from “ticking up” to “firmly in place” and that, while central banks were tightening, Europe remained “two years” behind the U.S. in this trend and had a trickier task. Further, our base case was for 10-year interest rates to rise to 3.5% with the curve not inverting. In its third longest bull market ever, we remained bullish on U.S. equities in the short-term, but were prepared for a correction. And, finally, we believed that investors should not be underweight commodities as global growth was supporting the bullish “grind trade” narrative from supply cutbacks.

Over the last six months we have seen interest rates in the U.S. rise as expected and, as a consequence, the U.S. dollar has strengthened.

1

UNCONSTRAINED EMERGING MARKETS BOND FUND

(unaudited) (continued)

These events, along with both inflation fears and concern about trade and tariffs, have resulted not only in an increasingly evident decoupling of the U.S. dollar and emerging markets local currencies, but also significant outflows from emerging markets themselves (in May, for example, outflows were evenly split between equities and debt). From a regional perspective, countries in Latin America and Europe (e.g. Argentina and Turkey) rather than in Asia, have been the primary sources of emerging markets outflows. We still believe that credit exposure in high yield and emerging markets is still better than in governments, which have pure interest rate risk with no offset.

The biggest change in our outlook from six months ago is that global growth appears to be less synchronized—more relevant to the U.S. and China—with Europe uncertain and Africa, South America, and the Middle East struggling. In Europe, for example, economic growth has started to slow and weaker bank balance sheets remain an obstacle to monetary policy normalization. Despite these growing concerns, supply discipline has continued to support the bullish “grind trade” in commodities, with increasing chances of commodities and natural resources ending 2018 as the best performing area of the market.

To keep you informed on an ongoing basis, we encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit vaneck.com.

2

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for the Fund for the six-month period ended June 30, 2018. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President

VanEck Funds

July 17, 2018

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

3

UNCONSTRAINED EMERGING MARKETS BOND FUND

June 30, 2018 (unaudited)

Management Discussion

The Unconstrained Emerging Markets Bond Fund (the “Fund”) lost 6.05% (Class A shares, excluding sales charge) over the six month period ended June 30, 2018, while the Fund’s benchmark—a blended index consisting of 50% J.P. Morgan Emerging Markets Bond Index Global Diversified Index (EMBI)1 and 50% J.P. Morgan Government Bond Index Emerging Markets Global Diversified Index2 (GBI-EM)—lost 5.78% over the same period. In terms of those two indices, the GBI-EM local currency3 index was down 6.44%, while the EMBI hard currency4 index lost 5.23% over the six month period.

Market Review

Emerging markets (“EM”) debt—particularly local currency-denominated debt—started the year okay, but this did not last. Emerging markets local currency debt was up until end-April, while emerging markets hard currency was down almost from the start of the year. Year-to-date, both are now down as EM local finally caught “down” with EM hard currency.

Global developments—especially higher interest rates in developed markets—were a big driver of EM’s performance. The U.S. Federal Reserve has been increasing its target rate in order to tighten financial conditions. This initially hit duration generally and EM hard currency debt specifically. Financial conditions in the U.S. actually eased in the second quarter, despite these higher policy rates—in part because of lower risk factors. However, a generalized U.S. dollar rally—spurred by market perception about the relative outperformance of the U.S. economy—caused EM local currency to follow hard currency debt lower as well. Multiple political jitters in Europe contributed to the U.S. dollar’s strength in the second quarter of the year. The re-emergence of China as a potential risk factor for Asia, and EM as a whole, was another notable development. EM assets were also affected by concerns about the strength of the growth momentum—especially in a situation where the U.S. economy was still powering ahead.

Even though many markets (both developed and emerging) got tested this year, those with the weakest fundamentals (such as large financing requirements) and concerns about policy credibility were hit the hardest. Turkey and Mexico were (and Brazil still is) in the midst of potentially transformative presidential elections, which means the market cannot really know what the policy response will be to the challenging global environment. The ongoing negotiations of the North American Free Trade

4

Agreement (NAFTA) added an extra dimension to the performance of Mexican assets. Argentina’s large financing requirements were so large that they simply could not be met in the more challenging global environment. Argentina also showed that markets were unhappy when central banks resorted to large-scale currency interventions. Several major emerging markets countries found themselves in this group in the second quarter and this is something that should warrant attention going forward.

Fund Review

For the six months ending June 30, 2018, South Africa, Turkey and Dominican Republic contributed most to the Fund’s relative performance for the first six month of the year. Argentina, Venezuela and Russia detracted.

South Africa’s outperformance reflected a major improvement in sentiment following Cyril Ramaphosa’s victory in the presidential elections. In the Dominican Republic, markets responded well to more supportive fundamentals (lower inflation, higher reserves, and improved current account balance and revenue collection). Turkey’s positive contribution came from us being short the Turkish lira (through forwards). Forwards as a whole significantly mitigated the funds negative performance for the period. The currency underperformed EM peers, reflecting growing concerns about the policy framework and widening macroeconomic imbalances.

In Venezuela, ongoing political and macroeconomic woes and multiple debt payment delays soured investors’ sentiment, whereas Russian assets were hit by another round of US sanctions. In Argentina, several policy mistakes drew attention to the country’s large financing requirements just as global markets started to feel the impact of higher global rates. Even though authorities managed to secure a sizable International Monetary Fund (IMF) loan, it took a while to restore investors’ confidence that progress on the macro and policy fronts was once again possible. We do, however, believe this is overdone and continue to have a sizeable position in Argentina.

For a full list of fund holdings, please visit www.vaneck.com.

For more information or to access investment and market insights, visit our web site or subscribe to our commentaries. To review timely updates related to emerging markets bonds, please visit www.vaneck.com/blogs/emerging-markets-bonds. To subscribe to VanEck’s emerging markets bonds updates, please contact us at 800.826.2333 or visit vaneck.com/subscribe to register.

5

UNCONSTRAINED EMERGING MARKETS BOND FUND

(unaudited) (continued)

As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Eric Fine Portfolio Manager	David Austerweil Deputy Portfolio Manager

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	J.P. Morgan Emerging Markets Bond Index Global Diversified Index (EMBI) tracks returns for actively traded external debt instruments in emerging markets, and is also J.P. Morgan’s most liquid U.S. dollar emerging markets debt benchmark.

[2]	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (GBI-EM) tracks local currency bonds issued by emerging markets governments. The index spans over 15 countries.

[3]	Emerging markets local currency bonds are bonds denominated in the local currency of the issuer.

[4]	Hard currency refers to currencies that are generally widely accepted around the world such as the U.S. dollar, euro, or yen.
6

The Fund is subject to risks associated with its investments in below investment grade securities, credit, currency management strategies, debt securities,derivatives, emerging market securities, foreign currency transactions, foreign securities, hedging, other investment companies, Latin American issuers, management, market, non-diversification, operational, portfolio turnover, sectors and sovereign bond risks. Investing in foreign denominated and/or domiciled securities may involve heightened risk due to currency fluctuations, and economic and political risks, which may be enhanced in emerging markets. As the Fund may invest in securities denominated in foreign currencies and some of the income received by the Fund will be in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s return. Derivatives may involve certain costs and risks such as liquidity, interest rate, and the risk that a position could not be closed when most advantageous. The Fund may also be subject to risks associated with non-investment grade securities.

All investments involve the risk of loss.

Bond and bond funds will decrease in value as interest rates rise.

7

UNCONSTRAINED EMERGING MARKETS BOND FUND

PERFORMANCE COMPARISON

June 30, 2018 (unaudited)

	Class A	Class A	Class C	Class C
Average Annual	Before	After Maximum	Before	After Maximum
Total Return (%)*	Sales Charge	Sales Charge	Sales Charge	Sales Charge
Six Months	(6.05)	(11.49)	(6.32)	(7.24)
One Year	(2.25)	(7.88)	(2.79)	(3.70)
Five Year	0.39	(0.79)	(0.29)	(0.29)
Life^	0.60	(0.39)	(0.11)	(0.11)

Average Annual Total Return (%)*	Class I**	Class Y**	50% EMBI/ 50% GBI-EM	EMBI	GBI-EM
Six Months	(5.87)	(5.98)	(5.78)	(5.23)	(6.44)
One Year	(1.85)	(1.95)	(1.89)	(1.60)	(2.33)
Five Year	0.72	0.63	1.89	5.15	(1.40)
Life^	0.89	0.82	1.73	4.29	(0.89)

*	Returns less than one year are not annualized
**	Classes are not subject to a sales charge
^	Since July 9, 2012 (inception date for all share classes).

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted.

Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value (NAV). These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 800.826.2333 or by visiting www.vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

J.P. Morgan Emerging Markets Bond Index Global Diversified Index (EMBI) tracks returns for actively traded external debt instruments in emerging markets, and is also J.P. Morgan’s most liquid U.S. dollar emerging markets debt benchmark. J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (GBI-EM) tracks local currency bonds issued by emerging markets governments. The index spans over 15 countries.

8

UNCONSTRAINED EMERGING MARKETS BOND FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2018 to June 30, 2018.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9

UNCONSTRAINED EMERGING MARKETS BOND FUND

EXPLANATION OF EXPENSES

(unaudited) (continued)

					Expenses Paid
		Beginning	Ending	Annualized	During the Period*
		Account Value	Account Value	Expense Ratio	January 1, 2018 -
		January 1, 2018	June 30, 2018	During Period	June 30, 2018
Unconstrained Emerging Markets Bond Fund
Class A	Actual	$1,000.00	$939.50	1.25%	$6.01
	Hypothetical**	$1,000.00	$1,018.60	1.25%	$6.26
Class C	Actual	$1,000.00	$936.80	1.95%	$9.36
	Hypothetical**	$1,000.00	$1,015.12	1.95%	$9.74
Class I	Actual	$1,000.00	$941.30	0.95%	$4.57
	Hypothetical**	$1,000.00	$1,020.08	0.95%	$4.76
Class Y	Actual	$1,000.00	$940.20	1.00%	$4.81
	Hypothetical**	$1,000.00	$1,019.84	1.00%	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2018), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
10

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 45.8%

Argentina: 4.1%
USD	496,000	Cia General de Combustibles SA 9.50%, 11/07/19 (c) Reg S	$488,560
		Generacion Mediterranea SA
	216,000	9.63%, 07/27/20 (c) Reg S	215,998
	57,000	9.63%, 07/27/20 (c) 144A	56,999
	238,000	Rio Energy SA / UGEN SA / UENSA SA 6.88%, 02/01/22 (c) 144A	198,730
	317,000	Transportadora de Gas del Sur SA 6.75%, 05/02/22 (c) 144A	291,640
ARS	14,157,000	YPF SA 16.50%, 05/09/22 Reg S	372,585
			1,624,512
Austria: 1.4%
USD	558,000	JBS Investments GmbH 7.75%, 07/30/18 (c) Reg S	569,857
Bermuda: 1.3%
	533,000	Geopark, Ltd. 6.50%, 09/21/21 (c) Reg S	513,887
Brazil: 1.5%
	802,000	Samarco Mineracao SA 5.75%, 10/24/23 (d) Reg S	589,470
Canada: 2.6%
	530,000	First Quantum Minerals Ltd. 7.50%, 04/01/20 (c) Reg S	525,044
	533,000	Frontera Energy Corp. 9.70%, 06/25/21 (c) 144A	530,335
			1,055,379
Cayman Islands: 4.6%
	554,000	Agile Group Holdings Ltd. 5.13%, 08/14/20 (c) Reg S	519,004
	521,000	China Evergrande Group 7.00%, 03/23/20 Reg S	514,744
	390,526	EP PetroEcuador via Noble Sovereign Funding I Ltd. 7.97% (ICE LIBOR USD 3 Month+5.63%), 09/24/19 (f) Reg S	385,645
	422,000	NagaCorp. Ltd. 9.38%, 05/21/20 (c) 144A	430,323
			1,849,716
Chile: 2.0%
	797,000	Enel Chile SA 4.88%, 06/12/28	803,854

See Notes to Financial Statements

11

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Colombia: 2.2%
USD	297,000	Colombia Telecomunicaciones SA ESP 8.50% (USD Swap Semi 30/360 5 Year+6.96%), 03/30/20 (c) Reg S	$311,108
	569,000	Credivalores-Crediservicios SAS 9.75%, 07/27/20 (c) 144A	560,465
			871,573
Indonesia: 1.3%
	517,000	Bukit Makmur Mandiri Utama PT 7.75%, 02/13/20 (c) Reg S	502,616
	60,829	Bumi Resources Tbk PT 0.00%, 12/11/22 (b) * ^ #	22,203
			524,819
Ireland: 1.5%
	582,000	Eurotorg LLC Via Bonitron DAC 8.75%, 10/30/22 144A	582,012
Luxembourg: 3.6%
	508,000	CSN Resources SA 6.50%, 07/21/20 Reg S	475,615
	371,000	MHP Lux SA 6.95%, 04/03/26 144A	348,171
	594,000	Topaz Marine SA 9.13%, 07/26/19 (c) 144A	602,025
			1,425,811
Malaysia: 1.1%
MYR	1,749,000	Country Garden Real Estate Sdn Bhd 6.60%, 02/23/23	432,557
Mauritius: 0.9%
USD	364,000	HTA Group Ltd. 9.13%, 03/08/19 (c) Reg S	349,440
Mexico: 0.0%
	380,000	Corp. GEO SAB de CV 9.25%, 08/13/18 (c) (d) *	95
Mongolia: 3.8%
	1,437,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/20 Reg S	1,519,074
Netherlands: 1.7%
	522,000	Marfrig Holdings Europe BV 8.00%, 06/08/19 (c) Reg S	530,482
	170,000	Metinvest BV 7.75%, 01/23/23 (c) 144A	159,894
			690,376
Nigeria: 1.0%
	427,000	SEPLAT Petroleum Development Co. Plc 9.25%, 04/01/20 (c) 144A	418,460

See Notes to Financial Statements

12

Principal Amount			Value

Panama: 0.8%
USD	347,000	AES El Salvador Trust II 6.75%, 07/30/18 (c) Reg S	$322,606
Peru: 2.9%
	204,000	Cia Minera Milpo SAA 4.63%, 03/28/23 Reg S	201,960
	213,000	Hunt Oil Co. of Peru LLC 6.38%, 06/01/28 144A	217,526
	572,000	Kallpa Generacion SA 4.13%, 05/16/27 (c) Reg S	521,950
	191,000	Minsur SA 6.25%, 02/07/24 Reg S	200,550
			1,141,986
Singapore: 2.2%
		Eterna Capital Pte Ltd.
	49,045	6.00% 07/30/18 (c) Reg S	49,351
	371,065	8.00% 07/30/18 (c)	356,060
	448,000	Indika Energy Capital III Pte Ltd. 5.88%, 11/09/21 (c) Reg S	399,806
	118,999	Innovate Capital Pte Ltd. 6.00% 07/30/18 (c)	79,744
			884,961
South Africa: 0.3%
ZAR	10,850,000	Eskom Holdings SOC Ltd. 0.00%, 12/31/32 (a) ^	122,883
Ukraine: 0.5%
USD	213,000	Kernel Holding SA 8.75%, 01/31/22 Reg S	209,970
United Kingdom: 3.4%
	460,831	DTEK Finance Plc 10.75% 07/30/18 (c)	476,324
	587,000	Petra Diamonds US$ Treasury Plc 7.25%, 05/01/19 (c) Reg S	567,189
	320,000	Tullow Oil Plc 7.00%, 03/01/21 (c) 144A	303,200
			1,346,713
United States: 1.1%
	448,000	CNOOC Finance 2015 USA LLC 3.50%, 05/05/25	432,497
Total Corporate Bonds (Cost: $18,796,636)			18,282,508

See Notes to Financial Statements

13

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

FOREIGN GOVERNMENT OBLIGATIONS: 50.3%

Angola: 3.2%
		Angolan Government International Bonds
USD	853,000	9.38%, 05/08/48 144A	$863,575
	383,000	9.50%, 11/12/25 Reg S	419,012
			1,282,587
Argentina: 8.5%
		Argentine Republic Government International Bonds
	752,000	6.88%, 01/11/48	566,640
	895,000	7.63%, 04/22/46	726,740
ARS	1,409,000	40.00% (Argentina Central Bank 7D Repo Reference Rate+.00%), 06/21/20 (f)	50,617
	16,525,000	Autonomous City of Buenos Aires Argentina 34.86% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+3.75%), 02/22/28 (f)	468,775
USD	447,000	Province of Santa Fe 6.90%, 11/01/27 Reg S	374,742
		Provincia de Buenos Aires
	499	4.00%, 05/15/35 (s) Reg S	331
	423,000	7.88%, 06/15/27 Reg S	372,240
ARS	15,495,000	35.19% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+3.83%), 05/31/22 (f)	452,767
USD	422,000	Provincia de la Rioja 9.75%, 02/24/25 Reg S	394,768
			3,407,620
Armenia: 1.7%
	660,000	Republic of Armenia International Bonds 6.00%, 09/30/20 Reg S	676,797
Belarus: 2.5%
		Republic of Belarus International Bonds
	212,000	6.20%, 02/28/30 144A	201,052
	761,000	6.88%, 02/28/23 Reg S	789,480
			990,532
Costa Rica: 2.0%
		Costa Rica Government International Bonds
	424,000	7.00%, 04/04/44 Reg S	415,520
	395,000	7.16%, 03/12/45 Reg S	392,038
			807,558
Dominican Republic: 3.1%
		Dominican Republic International Bonds
	639,000	5.50%, 01/27/25 Reg S	635,690
	403,000	5.95%, 01/25/27 Reg S	399,474
DOP	10,656,000	8.90%, 02/15/23 144A	218,394
			1,253,558

See Notes to Financial Statements

14

Principal Amount			Value

Ecuador: 2.2%
USD	844,000	Ecuador Government International Bonds 10.50%, 03/24/20 Reg S	$867,548
Egypt: 1.0%
	450,000	Egypt Government International Bonds 7.90%, 02/21/48 Reg S	410,994
El Salvador: 2.1%
		El Salvador Government International Bonds
	426,000	5.88%, 01/30/25 Reg S	400,393
	424,000	7.65%, 06/15/35 Reg S	416,656
			817,049
Georgia: 1.0%
	381,000	Georgia Government International Bonds 6.88%, 04/12/21 Reg S	406,512
Ghana: 2.1%
		Ghana Government International Bonds
	428,000	7.63%, 05/16/29 144A	418,772
	427,000	8.63%, 06/16/49 144A	416,808
			835,580
Nigeria: 2.9%
		Nigeria Government International Bonds
	854,000	7.63%, 11/28/47 Reg S	780,682
	395,000	7.88%, 02/16/32 Reg S	388,506
			1,169,188
Poland: 10.2%
		Polish Government Bonds
PLN	4,272,000	1.75%, 07/25/21	1,134,364
	5,096,000	2.25%, 04/25/22	1,363,641
	4,209,000	2.50%, 01/25/23	1,129,659
	1,555,000	4.00%, 10/25/23	445,060
			4,072,724
Rwanda: 1.0%
USD	395,000	Rwanda Government International Bonds 6.63%, 05/02/23 Reg S	393,968
South Korea: 4.6%
		Export-Import Bank of Korea
	855,000	2.88% (ICE LIBOR USD 3 Month+.57%), 06/01/21 (f)	855,102
	638,000	3.07% (ICE LIBOR USD 3 Month+.74%), 03/22/23 (f) Reg S	638,995
	335,000	Korea Development Bank 3.05% (ICE LIBOR USD 3 Month+.72%), 07/06/22 (f)	334,769
			1,828,866

See Notes to Financial Statements

15

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Uruguay: 1.0%
UYU	13,674,000	Uruguay Monetary Regulation Bill 0.00%, 05/03/19 ^	$403,450
Venezuela: 1.2%
USD	557,250	Petroleos de Venezuela SA 8.50%, 10/27/20 (d) * Reg S	483,414
Total Foreign Government Obligations (Cost: $21,295,626)			20,107,945

Number of Shares

COMMON STOCK: 0.0%

Mexico: 0.0% (Cost: $0)
	10,247	Corp. GEO SAB de CV * #	377
MONEY MARKET FUND: 2.1% (Cost: $850,426)
	850,426	AIM Treasury Portfolio — Institutional Class	850,426
Total Investments: 98.2% (Cost: $40,942,688)			39,241,256
Other assets less liabilities: 1.8%			707,745
NET ASSETS: 100.0%			$39,949,001

Definitions:

ARS	Argentine Peso
DOP	Dominican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Footnotes:
(a)	All or a portion of these securities are segregated for foreign forward currency contracts.
(b)	Contingent Value Right
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond
*	Non-income producing

See Notes to Financial Statements

16

#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $22,580 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $6,818,381, or 17.1% of net assets.

Schedule of Open Forward Foreign Currency Contracts – June 30, 2018

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	TRY	2,488,386	USD	532,989	7/2/2018	$(8,688)
State Street Bank and Trust Company	USD	386,686	BRL	1,525,478	7/2/2018	6,909
State Street Bank and Trust Company	USD	702,388	TRY	3,347,354	7/2/2018	26,272
State Street Bank and Trust Company	BRL	3,577,838	USD	958,872	7/2/2018	35,737
State Street Bank and Trust Company	TRY	1,907,919	USD	418,207	7/2/2018	2,887
State Street Bank and Trust Company	USD	541,806	BRL	2,052,360	7/2/2018	(12,267)
State Street Bank and Trust Company	EUR	3,447,609	USD	4,021,412	7/18/2018	(9,024)
State Street Bank and Trust Company	MYR	1,521,098	USD	379,052	7/20/2018	2,637
Net unrealized appreciation on forward foreign currency contracts						$44,463

Definitions:

BRL	Brazilian Real
EUR	Euro
MYR	Malaysian Ringgit
TRY	Turkish Lira
USD	United States Dollar

See Notes to Financial Statements

17

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Basic Materials	8.2%	$3,222,338
Communications	1.7	660,548
Consumer, Cyclical	2.6	1,012,335
Consumer, Non-cyclical	4.2	1,658,480
Energy	13.1	5,136,747
Financial	9.0	3,545,844
Government	51.2	20,107,945
Industrial	2.6	1,002,303
Utilities	5.2	2,044,290
Money Market Fund	2.2	850,426
	100.0%	$39,241,256

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$—	$377	$—	$377
Corporate Bonds*	—	18,282,508	—	18,282,508
Foreign Government Obligations*	—	20,107,945	—	20,107,945
Money Market Fund	850,426	—	—	850,426
Total	$850,426	$38,390,830	$—	$39,241,256
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$44,463	$—	$44,463

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

18

UNCONSTRAINED EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (unaudited)

Assets:
Investments, at value (Cost $40,942,688)	$39,241,256
Cash denominated in foreign currency, at value (Cost $36)	34
Receivables:
Investments sold	2,085,942
Shares of beneficial interest sold	133,315
Dividends and interest	652,298
Prepaid expenses	1,269
Unrealized appreciation on forward foreign currency contracts	44,464
Total assets	42,158,578
Liabilities:
Payables:
Investments purchased	2,083,985
Shares of beneficial interest redeemed	38,062
Due to Adviser	9,901
Due to Distributor	2,867
Deferred Trustee fees	18,096
Accrued expenses	56,666
Total liabilities	2,209,577
NET ASSETS	$39,949,001
Class A Shares:
Net Assets	$5,360,846
Shares of beneficial interest outstanding	838,424
Net asset value and redemption price per share	$6.39
Maximum offering price per share (Net asset value per share ÷ 94.25%) .	$6.78
Class C Shares:
Net Assets	$2,017,755
Shares of beneficial interest outstanding	329,131
Net asset value, offering and redemption price per share (Redemption may be subject to a contingent deferred sales charge within the first year of ownership)	$6.13
Class I Shares:
Net Assets	$25,893,957
Shares of beneficial interest outstanding	3,983,599
Net asset value, offering and redemption price per share	$6.50
Class Y Shares:
Net Assets	$6,676,443
Shares of beneficial interest outstanding	1,031,404
Net asset value, offering and redemption price per share	$6.47
Net Assets consist of:
Aggregate paid in capital	$74,698,842
Net unrealized depreciation	(1,664,091)
Accumulated net investment loss	(343,860)
Accumulated net realized loss	(32,741,890)
$39,949,001

See Notes to Financial Statements

19

UNCONSTRAINED EMERGING MARKETS BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (unaudited)

Income:
Dividends		$5,590
Interest (net of foreign taxes withheld of $6,187)		1,389,198
Total income		1,394,788
Expenses:
Management fees	$177,326
Distribution fees — Class A	7,185
Distribution fees — Class C	11,476
Transfer agent fees — Class A	10,108
Transfer agent fees — Class C	7,141
Transfer agent fees — Class I	6,553
Transfer agent fees — Class Y	15,884
Custodian fees	18,195
Professional fees	31,367
Registration fees — Class A	9,182
Registration fees — Class C	8,756
Registration fees — Class I	8,756
Registration fees — Class Y	8,756
Reports to shareholders	19,205
Insurance	2,284
Trustees’ fees and expenses	8,155
Interest	617
Other	3,135
Total expenses	354,081
Waiver of management fees	(120,853)
Net expenses		233,228
Net investment income		1,161,560
Net realized gain (loss) on:
Investments		(1,762,688)
Forward foreign currency contracts		576,558
Foreign currency transactions and foreign denominated assets and liabilities		(46,583)
Net realized loss		(1,232,713)
Net change in unrealized appreciation (depreciation) on:
Investments		(2,470,768)
Forward foreign currency contracts		44,464
Foreign currency transactions and foreign denominated assets and liabilities		(6,549)
Net change in unrealized depreciation		(2,432,853)
Net Decrease in Net Assets Resulting from Operations		$(2,504,006)

See Notes to Financial Statements

20

UNCONSTRAINED EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year Ended
	Ended	December 31,
	June 30, 2018	2017
	(unaudited)
Operations:
Net investment income	$1,161,560	$5,706,836
Net realized gain (loss)	(1,232,713)	4,918,285
Net change in unrealized appreciation (depreciation)	(2,432,853)	54,776
Net increase (decrease) in net assets resulting from operations	(2,504,006)	10,679,897
Dividends to shareholders from:
Net investment income
Class A Shares	(165,841)	(585,521)
Class C Shares	(47,610)	(210,020)
Class I Shares	(889,318)	(3,537,688)
Class Y Shares	(261,498)	(1,368,185)
Total dividends	(1,364,267)	(5,701,414)
Share transactions:
Proceeds from sale of shares
Class A Shares	281,167	1,899,611
Class C Shares	9,707	352,050
Class I Shares	254,055	368,697
Class Y Shares	895,419	3,849,473
	1,440,348	6,469,831
Reinvestment of dividends and distributions
Class A Shares	100,777	392,260
Class C Shares	37,625	169,142
Class I Shares	111,103	255,019
Class Y Shares	192,701	875,483
	442,206	1,691,904
Cost of shares redeemed
Class A Shares	(325,518)	(5,446,711)
Class C Shares	(289,187)	(857,117)
Class I Shares	(217,986)	(58,909,481)
Class Y Shares	(5,769,495)	(16,700,037)
	(6,602,186)	(81,913,346)
Net decrease in net assets resulting from share transactions	(4,719,632)	(73,751,611)
Total decrease in net assets	(8,587,905)	(68,773,128)
Net Assets:
Beginning of period	48,536,906	117,310,034
End of period #	$39,949,001	$48,536,906
# Including accumulated net investment loss	$(343,860)	$(141,153)

See Notes to Financial Statements

21

UNCONSTRAINED EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$7.00		$6.77	$6.64	$8.18	$8.55	$9.54
Income from investment operations:
Net investment income	0.17	(b)	0.49 (b)	0.25	0.45	0.54	0.44
Net realized and unrealized gain (loss) on investments	(0.58)		0.29	0.15	(1.53)	(0.37)	(0.87)
Total from investment operations	(0.41)		0.78	0.40	(1.08)	0.17	(0.43)
Less dividends and distributions from:
Net investment income	(0.20)		(0.55)	(0.16)	—	(0.38)	(0.14)
Return of capital	—		—	(0.11)	(0.46)	(0.16)	(0.42)
Total dividends and distributions	(0.20)		(0.55)	(0.27)	(0.46)	(0.54)	(0.56)
Net asset value, end of period	$6.39		$7.00	$6.77	$6.64	$8.18	$8.55
Total return (a)	(6.05	)%(c)	11.68%	6.06%	(13.60)%	1.83%	(4.70)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,361		$5,821	$8,657	$11,763	$36,990	$35,983
Ratio of gross expenses to average net assets	2.10	%(d)	1.71%	1.68%	1.44%	1.32%	1.42%
Ratio of net expenses to average net assets	1.25	%(d)	1.26%	1.25%	1.25%	1.25%	1.25%
Ratio of net expenses to average net assets excluding interest expense	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets	5.09	%(d)	7.02%	3.70%	5.63%	6.04%	6.23%
Portfolio turnover rate	142	%(c)	568%	546%	605%	410%	556%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$6.68		$6.53	$6.45	$8.02	$8.45	$9.50
Income from investment operations:
Net investment income	0.14	(b)	0.43 (b)	0.21	0.37	0.46	0.46
Net realized and unrealized gain (loss) on investments	(0.55)		0.27	0.14	(1.48)	(0.35)	(0.95)
Total from investment operations	(0.41)		0.70	0.35	(1.11)	0.11	(0.49)
Less dividends and distributions from:
Net investment income	(0.14)		(0.55)	(0.16)	—	(0.38)	(0.14)
Return of capital	—		—	(0.11)	(0.46)	(0.16)	(0.42)
Total dividends and distributions	(0.14)		(0.55)	(0.27)	(0.46)	(0.54)	(0.56)
Net asset value, end of period	$6.13		$6.68	$6.53	$6.45	$8.02	$8.45
Total return (a)	(6.32	)%(c)	10.86%	5.45%	(14.26)%	1.11%	(5.37)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$2,018		$2,447	$2,723	$3,669	$6,714	$5,254
Ratio of gross expenses to average net assets	3.56	%(d)	3.38%	3.01%	2.68%	2.60%	2.59%
Ratio of net expenses to average net assets	1.95	%(d)	1.96%	1.95%	1.95%	1.95%	1.95%
Ratio of net expenses to average net assets excluding interest expense	1.95	%(d)	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment income to average net assets	4.35	%(d)	6.38%	3.20%	4.93%	5.37%	5.60%
Portfolio turnover rate	142	%(c)	568%	546%	605%	410%	556%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

23

UNCONSTRAINED EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$7.13		$6.87	$6.71	$8.23	$8.58	$9.54
Income from investment operations:
Net investment income	0.19	(b)	0.51 (b)	0.31	0.47	0.55	0.54
Net realized and unrealized gain (loss) on investments	(0.60)		0.30	0.12	(1.53)	(0.36)	(0.94)
Total from investment operations	(0.41)		0.81	0.43	(1.06)	0.19	(0.40)
Less dividends and distributions from:
Net investment income	(0.22)		(0.55)	(0.16)	—	(0.38)	(0.14)
Return of capital	—		—	(0.11)	(0.46)	(0.16)	(0.42)
Total dividends and distributions	(0.22)		(0.55)	(0.27)	(0.46)	(0.54)	(0.56)
Net asset value, end of period	$6.50		$7.13	$6.87	$6.71	$8.23	$8.58
Total return (a)	(5.87	)%(c)	11.96%	6.45%	(13.27)%	2.06%	(4.38)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$25,894		$28,261	$82,960	$130,494	$135,421	$112,437
Ratio of gross expenses to average net assets	1.29	%(d)	1.06%	0.96%	0.94%	0.95%	1.02%
Ratio of net expenses to average net assets	0.95	%(d)	0.96%	0.95%	0.94%	0.95%	0.95%
Ratio of net expenses to average net assets excluding interest expense	0.95	%(d)	0.95%	0.95%	0.94%	0.95%	0.95%
Ratio of net investment income to average net assets	5.38	%(d)	7.08%	4.37%	6.27%	6.38%	6.56%
Portfolio turnover rate	142	%(c)	568%	546%	605%	410%	556%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

24

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$7.10		$6.84	$6.69	$8.22	$8.57	$9.54
Income from investment operations:
Net investment income	0.18	(b)	0.51 (b)	0.29	0.48	0.50	0.47
Net realized and unrealized gain (loss) on investments	(0.59)		0.30	0.13	(1.55)	(0.31)	(0.88)
Total from investment operations	(0.41)		0.81	0.42	(1.07)	0.19	(0.41)
Less dividends and distributions from:
Net investment income	(0.22)		(0.55)	(0.16)	—	(0.38)	(0.14)
Return of capital	—		—	(0.11)	(0.46)	(0.16)	(0.42)
Total dividends and distributions	(0.22)		(0.55)	(0.27)	(0.46)	(0.54)	(0.56)
Net asset value, end of period	$6.47		$7.10	$6.84	$6.69	$8.22	$8.57
Total return (a)	(5.98	)%(c)	12.01%	6.32%	(13.41)%	2.06%	(4.49)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$6,676		$12,008	$22,970	$22,505	$47,564	$8,607
Ratio of gross expenses to average net assets	1.75	%(d)	1.30%	1.19%	1.07%	1.08%	1.48%
Ratio of net expenses to average net assets	1.00	%(d)	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of net expenses to average net assets excluding interest expense	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	5.14	%(d)	7.15%	4.12%	6.08%	6.14%	6.61%
Portfolio turnover rate	142	%(c)	568%	546%	605%	410%	556%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

25

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The Unconstrained Emerging Markets Bond Fund (the “Fund”) is a non-diversified series of the Trust and seeks total return, consisting of income and capital appreciation by investing primarily in emerging market debt securities. The Fund currently offers four classes of shares: Class A, C, I and Y shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount
26

(“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest
27

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the U.S. Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations. The total net realized gains and losses from fluctuations of foreign exchange rates
28

on investments and other foreign currency denominated assets and liabilities are disclosed in Note 5 – Income Taxes.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are generally declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Forward Foreign Currency Contracts—The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives.
29

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure, or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in net realized gain (loss) on forward foreign currency contracts in the Statement of Operations. The Fund may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar. The Fund held forward foreign currency contracts for six months during the period ended June 30, 2018 with an average unrealized appreciation of $14,953. Forward foreign currency contracts held at June 30, 2018 are reflected in the Schedule of Open Forward Foreign Currency Contracts.

At June 30, 2018, the Fund held the following derivative instruments:

Asset Derivatives
Foreign Currency Risk
Foreign forward currency contracts[1]	$44,464

[1]	Statement of Assets and Liabilities location: Net unrealized appreciation on forward foreign currency contracts

The impact of transactions in derivatives instruments during the period ended June 30, 2018 was as follows:

Foreign Currency Risk
Realized gain (loss):
Foreign forward currency contracts[1]	$576,558
Net change in unrealized appreciation (depreciation):
Foreign forward currency contracts[2]	44,464

[1]	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Fund to set off any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments. Collateral held, if any, at June 30, 2018 is presented in the Schedule of Investments.
30

The table below present both gross and net information about the derivative instruments eligible for offset in the Statement of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2018. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

	Gross Amount of Recognized Assets	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Collateral Received	Net Amount

Foreign forward currency contracts	$74,443	$(29,979)	$44,464	$(44,464)	$—

	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Collateral Pledged	Net Amount

Foreign forward currency contracts	$(29,979)	$29,979	$—	$—	$—

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Estimated foreign taxes that are expected to be withheld from proceeds at the sale of certain foreign investments are accrued by the Fund and decrease the unrealized gain on investments. Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may
31

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.80% of the first $1.5 billion of average daily net assets and 0.75% of the average daily net assets in excess of $1.5 billion. The Adviser has agreed, until at least May 1, 2019, to waive management fees and/or pay Fund expenses to prevent the Fund’s annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding expense limitations listed in the table below.

The current expense limitations and the amounts waived by the Adviser for the period ended June 30, 2018, are as follows:

	Expense Limitation	Waiver of Management Fees
Class A	1.25%	$24,263
Class C	1.95	18,463
Class I	0.95	46,164
Class Y	1.00	31,963

For the period ended June 30, 2018, Van Eck Securities Corporation (the “Distributor”), an affiliate and wholly-owned subsidiary of the Adviser, received a total of $9,294 in sales loads relating to the sale of shares of the Fund, of which $8,000 was reallowed to broker/dealers and the remaining $1,294 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

Note 4—Investments—For the period ended June 30, 2018, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term obligations, aggregated $60,449,059 and $62,112,267, respectively.

Note 5—Income Taxes—At June 30, 2018, for Federal income tax purposes, the identified cost, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$41,407,234	$384,555	$(2,550,533)	$(2,165,978)
32

The tax character of dividends paid during the year ended December 31, 2017 was as follows:

Ordinary income	$5,701,414

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2017, the Fund had capital loss carryforwards available to offset future capital gains as follows:

Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
$(30,180,698)	$(865,384)	$(31,046,082)

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Fund’s fiscal year. For the period January 1, 2018 to June 30, 2018, the Fund’s net realized gains from foreign currency translations were $246,445.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2018, the Fund did not incur any interest or penalties.

Note 6—Concentration of Risk—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and

33

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

their prices more volatile than those of comparable U.S. issuers. The Fund may invest in debt securities which are rated below investment grade by rating agencies. Such securities involve more risk of default than higher rated securities and are subject to greater price variability.

The Fund may invest directly in the Russian local market. As a result of certain events involving the United States and the European Union (“EU”) have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Fund. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Fund.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 7—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares, and is recorded as Distribution fees in the Statement of Operations.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(unaudited)
Class A
Shares sold	40,963	269,296
Shares reinvested	14,683	55,569
Shares redeemed	(48,427)	(772,572)
Net increase (decrease)	7,219	(447,707)

Class C
Shares sold	1,452	51,754
Shares reinvested	5,719	24,987
Shares redeemed	(44,112)	(127,549)
Net decrease	(36,941)	(50,808)
34

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(unaudited)
Class I
Shares sold	35,512	51,359
Shares reinvested	15,920	35,540
Shares redeemed	(30,821)	(8,202,241)
Net increase (decrease)	20,611	(8,115,342)

Class Y
Shares sold	128,217	541,511
Shares reinvested	27,652	122,610
Shares redeemed	(816,194)	(2,328,727)
Net decrease	(660,325)	(1,664,606)

Note 9—Bank Line of Credit—The Trust may participate with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2018, the average daily loan balance during the twenty day period for which a loan was outstanding amounted to $311,841 and the average interest rate was 2.96%. At June 30, 2018, the Fund had no outstanding borrowings under the Facility.

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Recent Accounting Pronouncements—The Financial Accounting Standards Board issued an Accounting Standards Update ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, that shortens the amortization period for certain purchased callable debt securities

35

UNCONSTRAINED EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

held at premium to the earliest call date. The new guidance does not change the accounting for purchased callable debt securities held at a discount. The guidance is effective for public business entities for fiscal years beginning after 15 December 2018, and interim periods within those years. Early adoption is permitted. Management is currently evaluating the potential impact of this new guidance to the financial statements.

Note 12—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

36

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2018 (unaudited)

UNCONSTRAINED EMERGING MARKETS BOND FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 12, 2018, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (“VEAC”) (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on May 14, 2018 and June 12, 2018 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio
37

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2018 (unaudited) (continued)

management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2018 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”), and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2017 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;
38

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries
39

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2018 (unaudited) (continued)

pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

40

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITSs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2018, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2017.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group medians for the one- year period, but had underperformed its Performance Category and Performance Peer Group medians for the three- and five-year periods. The Board also noted that the Fund had outperformed its benchmark index for the one-year period, but had underperformed its benchmark index for the three- and five-year periods. The Board noted that actions that had been taken by the Adviser to establish additional risk-control investment guidelines that limit the Fund’s exposure to certain issuer-specific and country-specific risks and acknowledged the recent improvement in the Fund’s performance.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were higher than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2019 to the extent necessary to

41

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENTS

June 30, 2018 (unaudited) (continued)

prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions,

42

and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

43

[This page intentionally left blank.]

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	UEMBSAR

SEMI-ANNUAL REPORT June 30, 2018 (unaudited)

VanEck Funds

VanEck Morningstar Wide Moat Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the opinion of the investment adviser and may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2018.

VANECK MORNINGSTAR WIDE MOAT FUND

June 30, 2018 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report, which affords us the opportunity to provide a review of the economic backdrop for the first half of the year. But first, in light of the many developments that occurred across global markets during the first half of 2018, we want to reemphasize VanEck’s corporate mission and its implications to you as our valued shareholders.

As you may know, VanEck has a history of looking beyond the financial markets to identify historical, political, and/or technological trends that are likely to create or impact investment opportunities. We were one of the first U.S. asset managers to offer investors access to international markets, which set the tone for our drive to identify promising asset classes and trends. In this respect, our unconventional (at the time) efforts to introduce investors to gold investing in 1968, emerging markets (including China) in 1993, and ETFs in 2006, are now considered mainstream, permanently shaping the investment management industry as we now know it.

Today, we offer both active and passive strategies with compelling exposures supported by well-designed investment processes. Our firm’s capabilities range from strategies designed to strengthen core investment allocations to more specialized exposures that enhance portfolio diversification and reduce volatility.

Putting clients’ interests first in all market environments is at the heart of the firm’s mission and has been since our founding in 1955. We will, as always, continue to seek out and evaluate the most attractive opportunities for you as shareholders.

As we wrote in our Market Insights research, which can be found at www.vaneck.com/blogs/market-insights, we began 2018 by noting that global growth had gone from “ticking up” to “firmly in place” and that, while central banks were tightening, Europe remained “two years” behind the U.S. in this trend and had a trickier task. Further, our base case was for 10-year interest rates to rise to 3.5% with the curve not inverting. In its third longest bull market ever, we remained bullish on U.S. equities in the short-term, but were prepared for a correction. And, finally, we believed that investors should not be underweight commodities as global growth was supporting the bullish “grind trade” narrative from supply cutbacks.

1

VANECK MORNINGSTAR WIDE MOAT FUND

(unaudited) (continued)

Over the last six months we have seen interest rates in the U.S. rise as expected and, as a consequence, the U.S. dollar has strengthened. These events, along with both inflation fears and concern about trade and tariffs, have resulted not only in an increasingly evident decoupling of the U.S. dollar and emerging markets local currencies, but also significant outflows from emerging markets themselves (in May, for example, outflows were evenly split between equities and debt). From a regional perspective, countries in Latin America and Europe (e.g. Argentina and Turkey) rather than in Asia, have been the primary sources of emerging markets outflows. We still believe that credit exposure in high yield and emerging markets is still better than in governments, which have pure interest rate risk with no offset.

The biggest change in our outlook from six months ago is that global growth appears to be less synchronized – more relevant to the U.S. and China – with Europe uncertain and Africa, South America, and the Middle East struggling. In Europe, for example, economic growth has started to slow and weaker bank balance sheets remain an obstacle to monetary policy normalization. Despite these growing concerns, supply discipline has continued to support the bullish “grind trade” in commodities, with increasing chances of commodities and natural resources ending 2018 as the best performing area of the market.

To keep you informed on an ongoing basis, we encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit vaneck.com.

2

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for the Fund for the six-month period ended June 30, 2018. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President
VanEck Funds

July 17, 2018

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

3

VANECK MORNINGSTAR WIDE MOAT FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2018 to June 30, 2018.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2018 - June 30, 2018
Morningstar Wide Moat Fund
Class I
Actual	$1,000.00	$1,025.50	0.59%	$2.96
Hypothetical**	$1,000.00	$1,021.87	0.59%	$2.96
Class Z
Actual	$1,000.00	$1,025.90	0.49%	$2.46
Hypothetical**	$1,000.00	$1,022.37	0.49%	$2.46

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2018), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.
5

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%

Banks: 2.5%
2,617	Wells Fargo & Co.	$145,086
Capital Goods: 3.7%
10,601	General Electric Co.	144,280
566	United Technologies Corp.	70,767
		215,047
Commercial & Professional Services: 1.3%
1,176	Stericycle, Inc.*	76,781
Consumer Services: 3.4%
457	McDonald’s Corp.	71,607
2,503	Starbucks Corp.	122,272
		193,879
Diversified Financials: 4.6%
710	American Express Co.	69,580
1,318	Charles Schwab Corp.	67,350
3,981	Franklin Resources, Inc.	127,591
		264,521
Energy: 1.6%
1,404	Cheniere Energy, Inc.*	91,527
Food, Beverage & Tobacco: 14.1%
3,903	Campbell Soup Co.	158,228
3,177	General Mills, Inc.	140,614
1,540	Hershey Co.	143,312
3,556	Mondelez International, Inc.	145,796
1,385	PepsiCo, Inc.	150,785
934	Philip Morris International, Inc.	75,411
		814,146
Number of Shares		Value

Health Care Equipment & Services: 16.8%
1,584	AmerisourceBergen Corp.	$135,068
2,391	Cardinal Health, Inc.	116,753
2,223	CVS Caremark Corp.	143,050
1,910	Express Scripts Holding Co.*	147,471
982	McKesson Corp.	130,999
1,746	Medtronic Plc	149,475
1,269	Zimmer Biomet Holdings, Inc.	141,417
		964,233
Household & Personal Products: 3.9%
1,147	Colgate-Palmolive Co.	74,337
1,917	The Procter and Gamble Co.	149,641
		223,978
Materials: 2.5%
2,228	Compass Minerals International, Inc.	146,491
Media: 8.3%
4,255	Comcast Corp.	139,607
3,850	Twenty-First Century Fox, Inc.	191,307
1,424	Walt Disney Co.	149,249
		480,163
Pharmaceuticals, Biotechnology: 18.0%
900	Allergan Plc	150,048
788	Amgen, Inc.	145,457
495	Biogen Idec, Inc.*	143,669
1,356	Bristol-Myers Squibb Co.	75,041
1,762	Eli Lilly & Co.	150,351
997	Gilead Sciences, Inc.	70,627
2,504	Merck and Co., Inc.	151,993
4,030	Pfizer, Inc.	146,208
		1,033,394

See Notes to Financial Statements

6

Number of Shares		Value

Retailing: 6.6%
91	Amazon.com, Inc.*	$154,682
3,802	L Brands, Inc.	140,218
860	Lowe’s Cos, Inc.	82,190
		377,090
Semiconductor: 2.3%
1,455	Microchip Technology, Inc.	132,332
Software & Services: 7.7%
772	Guidewire Software, Inc.*	68,538
797	Microsoft Corp.	78,592
1,123	Salesforce.com, Inc.*	153,177
7,136	The Western Union Co.	145,075
		445,382
Number of Shares		Value

Utilities: 2.7%
2,250	Dominion Energy, Inc.	$153,405
Total Common Stocks (Cost: $5,610,521)		5,757,455
MONEY MARKET FUND: 1.4% (Cost: $76,653)
76,653	AIM Treasury Portfolio – Institutional Class	76,653
Total Investments: 101.4% (Cost: $5,687,174)		5,834,108
Liabilities in excess of other assets: (1.4)%		(78,176)
NET ASSETS: 100.0%		$5,755,932

Footnote:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	18.0%	$1,051,132
Consumer Staples	17.8	1,038,124
Energy	1.6	91,527
Financials	7.0	409,607
Health Care	34.3	1,997,627
Industrials	5.0	291,828
Information Technology	9.9	577,714
Materials	2.5	146,491
Utilities	2.6	153,405
Money Market Fund	1.3	76,653
	100.0%	$5,834,108

See Notes to Financial Statements

7

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$5,757,455	$—	$—	$5,757,455
Money Market Fund	76,653	—	—	76,653
Total	$5,834,108	$—	$—	$5,834,108

* See Schedule of Investments for industry sector breakouts.

There were no transfers between levels during the period ended June 30, 2018.

See Notes to Financial Statements

8

VANECK MORNINGSTAR WIDE MOAT FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (unaudited)

Assets:
Investments, at value (Cost $5,687,174)	$5,834,108
Receivables:
Due from Adviser	9,957
Dividends	7,123
Total assets	5,851,188
Liabilities:
Payables:
Deferred Trustee fees	1,973
Accrued expenses	93,283
Total liabilities	95,256
NET ASSETS	$5,755,932
Class I Shares:
Net Assets	$1,088,603
Shares of beneficial interest outstanding	39,863
Net asset value, offering and redemption price per share	$27.31
Class Z Shares:
Net Assets	$4,667,329
Shares of beneficial interest outstanding	170,827
Net asset value, offering and redemption price per share	$27.32
Net Assets consist of:
Aggregate paid in capital	$5,305,466
Net unrealized appreciation	146,934
Undistributed net investment income	47,331
Accumulated net realized gain	256,201
$5,755,932

See Notes to Financial Statements

9

VANECK MORNINGSTAR WIDE MOAT FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (unaudited)

Income:
Dividends		$60,291
Expenses:
Management fees	$12,523
Transfer agent fees – Class I	10,061
Transfer agent fees – Class Z	13,319
Custodian fees	6,772
Professional fees	25,553
Registration fees – Class I	9,878
Registration fees – Class Z	10,106
Reports to shareholders	8,339
Trustees’ fees and expenses	3,746
Other	1,496
Total expenses	101,793
Waiver of management fees	(12,523)
Expenses assumed by the Adviser	(75,095)
Net expenses		14,175
Net investment income		46,116
Net realized gain on:
Investments		219,193
Net change in unrealized appreciation (depreciation) on:
Investments		(108,948)
Net Increase in Net Assets Resulting from Operations		$156,361

See Notes to Financial Statements

10

VANECK MORNINGSTAR WIDE MOAT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018	For the Period Ended November 6, 2017 (a) through December 31, 2017
	(unaudited)
Operations:
Net investment income	$46,116	$15,370
Net realized gain	219,193	37,008
Net change in unrealized appreciation (depreciation)	(108,948)	255,882
Net increase in net assets resulting from operations	156,361	308,260
Dividends to shareholders from:
Net investment income
Class I Shares	—	(2,704)
Class Z Shares	—	(11,451)
Total dividends	—	(14,155)
Share transactions:
Proceeds from sale of shares
Class I Shares	—	1,000,020
Class Z Shares	444,853	4,000,020
	444,853	5,000,040
Reinvestment of dividends
Class I Shares	—	2,704
Class Z Shares	—	11,451
	—	14,155
Cost of shares redeemed
Class Z Shares	(153,582)	—
Net increase in net assets resulting from share transactions	291,271	5,014,195
Total increase in net assets	447,632	5,308,300
Net Assets:
Beginning of period	5,308,300	—
End of period #	$5,755,932	$5,308,300
# Including undistributed net investment income	$47,331	$1,215

(a)	Commencement of operations.

See Notes to Financial Statements

11

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the Six Months Ended June 30, 2018		For the Period November 6, 2017 (a) through December 31, 2017
	(unaudited)
Net asset value, beginning of period	$26.63		$25.15
Income from investment operations:
Net investment income	0.21	(b)	0.07	(b)
Net realized and unrealized gain on investments	0.47		1.48
Total from investment operations	0.68		1.55
Less distributions from:
Net investment income	—		(0.07)
Net asset value, end of period	$27.31		$26.63
Total return (c)	2.55	%(d)	6.15	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,089		$1,062
Ratio of gross expenses to average net assets	5.84	%(e)	16.25	%(e)
Ratio of net expenses to average net assets	0.59	%(e)	0.59	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.59	%(e)	0.59	%(e)
Ratio of net investment income to average net assets	1.57	%(e)	1.89	%(e)
Portfolio turnover rate	38	%(d)	10	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not annualized
(e)	Annualized

See Notes to Financial Statements

12

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Z
	For the Six Months Ended June 30, 2018		For the Period November 6, 2017 (a) through December 31, 2017
	(unaudited)
Net asset value, beginning of period	$26.63		$25.15
Income from investment operations:
Net investment income	0.22	(b)	0.08	(b)
Net realized and unrealized gain on investments	0.47		1.47
Total from investment operations	0.69		1.55
Less distributions from:
Net investment income	—		(0.07)
Net asset value, end of period	$27.32		$26.63
Total return (c)	2.59	%(d)	6.17	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,667		$4,247
Ratio of gross expenses to average net assets	3.14	%(e)	13.17	%(e)
Ratio of net expenses to average net assets	0.49	%(e)	0.49	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.49	%(e)	0.49	%(e)
Ratio of net investment income to average net assets	1.68	%(e)	1.99	%(e)
Portfolio turnover rate	38	%(d)	10	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not annualized
(e)	Annualized

See Notes to Financial Statements

13

VANECK MORNINGSTAR WIDE MOAT FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

Note 1—Fund Organization—Van Eck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The VanEck Morningstar Wide Moat Fund (the “Fund”) is a non-diversified series of the Trust and seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar Wide Moat Focus Index. The Fund currently offers two classes of shares: Class I and Z Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (“the Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize
14

independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
15

VANECK MORNINGSTAR WIDE MOAT FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued as earned. Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the investment adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on annual rate of 0.45% of the Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2019, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest

16

payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived/assumed by the Adviser for the period ended June 30, 2018, are as follows:

	Expense Limitation	Waiver of Management Fees	Expenses Assumed by the Adviser
Class I	0.59%	$2,399	$25,593
Class Z	0.49	10,124	49,502

Certain officers of the Trust are officers, directors or stockholders of the Adviser and Van Eck Securities Corporation (the “Distributor”).

Note 4—Investments—For the period ended June 30, 2018, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated $2,470,104 and $2,142,494, respectively.

Note 5—Income Taxes—At June 30, 2018, for Federal income tax purposes, the identified cost, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$5,687,175	$342,376	$(195,443)	$146,933

The tax character of dividends paid to shareholders during the period ended December 31, 2017 was as follows:

Ordinary income	$14,155

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. Therefore, no provision for income tax is required in the Fund’s financial statements.

17

VANECK MORNINGSTAR WIDE MOAT FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. During the period ended June 30, 2018, the Fund did not incur any interest or penalties.

Note 6—Concentration of Risk—The Fund is classified as a “nondiversified” fund under the Investment Company Act of 1940, as amended. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value.

The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. While broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.

Competitive advantages for wide moat companies may erode in a relatively short period of time due to, among other reasons, changes in laws and regulations, intellectual property rights, economic and political conditions and technological developments.

At June 30, 2018, the Adviser owned approximately 100% of Class I and 93% of Class Z.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

18

Note 7—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	Six Months Ended June 30, 2018	For the Period November 6, 2017* through December 31, 2017
	(unaudited)
Class I
Shares sold	—	39,762
Shares reinvested	—	101
Net increase	—	39,863
Class Z
Shares sold	16,849	159,047
Shares reinvested	—	428
Shares redeemed	(5,497)	—
Net increase	11,352	159,475

* Commencement of operations

Note 8—Bank Line of Credit—The Trust participates with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. At June 30, 2018, the Fund had no borrowings under the Facility.

Note 9—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 10—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

19

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited)

VANECK MORNINGSTAR WIDE MOAT FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 12, 2018, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (“VEAC”) (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on May 14, 2018 and June 12, 2018 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the
20

Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2018 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”), and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2017 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;
21

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);
22

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITSs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the

23

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2018, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2017.

Performance. The Fund commenced operations on November 6, 2017. Accordingly, the Fund had limited performance history for the period ended March 31, 2018. The Board noted, however, that the Fund had underperformed its Performance Category median, but outperformed its benchmark index for the quarter ended March 31, 2018.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2019 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the

24

Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

25

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	MWMSAR

SEMI-ANNUAL REPORT June 30, 2018 (unaudited)

VanEck Funds

VanEck NDR Managed Allocation Fund

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the opinion of the investment adviser and may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2018.

VANECK NDR MANAGED ALLOCATION FUND

June 30, 2018 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report, which affords us the opportunity to provide a review of the economic backdrop for the first half of the year. But first, in light of the many developments that occurred across global markets during the first half of 2018, we want to reemphasize VanEck’s corporate mission and its implications to you as our valued shareholders.

As you may know, VanEck has a history of looking beyond the financial markets to identify historical, political, and/or technological trends that are likely to create or impact investment opportunities. We were one of the first U.S. asset managers to offer investors access to international markets, which set the tone for our drive to identify promising asset classes and trends. In this respect, our unconventional (at the time) efforts to introduce investors to gold investing in 1968, emerging markets (including China) in 1993, and ETFs in 2006, are now considered mainstream, permanently shaping the investment management industry as we now know it.

Today, we offer both active and passive strategies with compelling exposures supported by well-designed investment processes. Our firm’s capabilities range from strategies designed to strengthen core investment allocations to more specialized exposures that enhance portfolio diversification and reduce volatility.

Putting clients’ interests first in all market environments is at the heart of the firm’s mission and has been since our founding in 1955. We will, as always, continue to seek out and evaluate the most attractive opportunities for you as shareholders.

As we wrote in our Market Insights research, which can be found at www.vaneck.com/blogs/market-insights, we began 2018 by noting that global growth had gone from “ticking up” to “firmly in place” and that, while central banks were tightening, Europe remained “two years” behind the U.S. in this trend and had a trickier task. Further, our base case was for 10-year interest rates to rise to 3.5% with the curve not inverting. In its third longest bull market ever, we remained bullish on U.S. equities in the short-term, but were prepared for a correction. And, finally, we believed that investors should not be underweight commodities as global growth was supporting the bullish “grind trade” narrative from supply cutbacks.

1

VANECK NDR MANAGED ALLOCATION FUND

(unaudited) (continued)

Over the last six months we have seen interest rates in the U.S. rise as expected and, as a consequence, the U.S. dollar has strengthened. These events, along with both inflation fears and concern about trade and tariffs, have resulted not only in an increasingly evident decoupling of the U.S. dollar and emerging markets local currencies, but also significant outflows from emerging markets themselves (in May, for example, outflows were evenly split between equities and debt). From a regional perspective, countries in Latin America and Europe (e.g. Argentina and Turkey) rather than in Asia, have been the primary sources of emerging markets outflows. We still believe that credit exposure in high yield and emerging markets is still better than in governments, which have pure interest rate risk with no offset.

The biggest change in our outlook from six months ago is that global growth appears to be less synchronized — more relevant to the U.S. and China — with Europe uncertain and Africa, South America, and the Middle East struggling. In Europe, for example, economic growth has started to slow and weaker bank balance sheets remain an obstacle to monetary policy normalization. Despite these growing concerns, supply discipline has continued to support the bullish “grind trade” in commodities, with increasing chances of commodities and natural resources ending 2018 as the best performing area of the market.

To keep you informed on an ongoing basis, we encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit vaneck.com.

2

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for the Fund for the six-month period ended June 30, 2018. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President
VanEck Funds

July 17, 2018

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

3

VANECK NDR MANAGED ALLOCATION FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2018 to June 30, 2018.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2018 - June 30, 2018
Class A
Actual	$1,000.00	$982.30	1.15%	$5.65
Hypothetical**	$1,000.00	$1,019.09	1.15%	$5.76
Class I
Actual	$1,000.00	$983.70	0.85%	$4.18
Hypothetical**	$1,000.00	$1,020.58	0.85%	$4.26
Class Y
Actual	$1,000.00	$983.30	0.90%	$4.43
Hypothetical**	$1,000.00	$1,020.33	0.90%	$4.51

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2018), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
5

VANECK NDR MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

EXCHANGE TRADED FUNDS (a): 97.5%
60,905	iShares Core U.S. Aggregate Bond ETF	$6,475,420
30,968	iShares MSCI Canada ETF	882,898
60,256	iShares MSCI Eurozone ETF	2,471,099
48,218	iShares MSCI Japan ETF	2,792,304
30,455	iShares MSCI Pacific ex Japan ETF	1,401,235
9,231	iShares MSCI South Korea ETF	625,031
15,513	iShares MSCI Switzerland ETF	505,413
51,331	iShares MSCI United Kingdom ETF	1,785,292
61,074	iShares Russell 1000 Growth ETF	8,782,441
72,113	iShares Russell 1000 Value ETF	8,753,076
6,825	iShares Russell 2000 Growth ETF	1,394,552
10,581	iShares Russell 2000 Value ETF	1,395,845
82,784	Vanguard FTSE Emerging Markets ETF	3,493,485
81,699	Vanguard Total Bond Market ETF	6,469,744

Total Exchange Traded Funds (Cost: $45,388,657)		47,227,835

MONEY MARKET FUND: 2.5% (Cost: $1,193,076)
1,193,076	AIM Treasury Portfolio—Institutional Class	1,193,076

Total Investments: 100.0% (Cost: $46,581,733)		48,420,911
Other assets less liabilities: 0.0%		9,014
NET ASSETS: 100.0%		$48,429,925

Footnotes:

(a)	Each underlying funds’ shareholder reports and registration documents are available free of charge on the SEC’s website, at http://www.sec.gov/.

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	97.5%	$47,227,835
Money Market Fund	2.5	1,193,076
	100.0%	$48,420,911

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$47,227,835	$—	$—	$47,227,835
Money Market Fund	1,193,076	—	—	1,193,076
Total	$48,420,911	$—	$—	$48,420,911

There were no transfers between levels during the period ended June 30, 2018.

See Notes to Financial Statements

6

VANECK NDR MANAGED ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (unaudited)

Assets:
Investments, at value (Cost: $46,581,733)	$48,420,911
Receivables:
Shares of beneficial interest sold	50,855
Dividends	121
Prepaid expenses	24,442
Total assets	48,496,329
Liabilities:
Payables:
Shares of beneficial interest redeemed	31,000
Due to Adviser	18,502
Due to Distributor	3,513
Deferred Trustee fees	13,389
Total liabilities	66,404
NET ASSETS	$48,429,925
Class A Shares:
Net Assets	$17,122,310
Shares of beneficial interest outstanding	594,733
Net asset value and redemption price per share	$28.79
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$30.55
Class I Shares:
Net Assets	$13,682,100
Shares of beneficial interest outstanding	472,860
Net asset value, offering and redemption price per share	$28.93
Class Y Shares:
Net Assets	$17,625,515
Shares of beneficial interest outstanding	609,827
Net asset value, offering and redemption price per share	$28.90
Net Assets consist of:
Aggregate paid in capital	$46,864,913
Net unrealized appreciation	1,839,178
Undistributed net investment income	182,304
Accumulated net realized loss	(456,470)
$48,429,925

See Notes to Financial Statements

7

VANECK NDR MANAGED ALLOCATION FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (unaudited)

Income:
Dividends	$379,669
Expenses:
Management fees	171,766
Distribution fees – Class A	15,769
Transfer agent fees – Class A	8,932
Transfer agent fees – Class I	7,261
Transfer agent fees – Class Y	8,398
Custodian fees	1,991
Professional fees	25,340
Registration fees – Class A	10,369
Registration fees – Class I	10,319
Registration fees – Class Y	10,338
Reports to shareholders	12,124
Insurance	328
Trustees’ fees and expenses	5,725
Interest	106
Other	1,450
Total expenses	290,216
Waiver of management fees	(84,053)
Net expenses	206,163
Net investment income	173,506
Net realized loss on:
Investments	(687,279)
Net change in unrealized appreciation (depreciation) on:
Investments	(372,016)
Net Decrease in Net Assets Resulting from Operations	$(885,789)

See Notes to Financial Statements

8

VANECK NDR MANAGED ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(unaudited)
Operations:
Net investment income	$173,506	$241,480
Net realized gain (loss)	(687,279)	834,395
Net change in unrealized appreciation (depreciation)	(372,016)	1,961,878
Net increase (decrease) in net assets resulting from operations	(885,789)	3,037,753
Dividends and Distributions to shareholders from:
Net investment income
Class A Shares	—	(53,716)
Class I Shares	—	(87,194)
Class Y Shares	—	(89,639)
	—	(230,549)
Net realized gains
Class A Shares	—	(145,357)
Class I Shares	—	(185,074)
Class Y Shares	—	(191,201)
	—	(521,632)
Total dividends and distributions	—	(752,181)
Share transactions:
Proceeds from sale of shares
Class A Shares	10,628,283	11,229,450
Class I Shares	1,833,285	9,029,182
Class Y Shares	6,652,440	11,726,060
	19,114,008	31,984,692
Reinvestment of dividends and distributions
Class A Shares	—	192,529
Class I Shares	—	272,268
Class Y Shares	—	216,225
	—	681,022
Cost of shares redeemed
Class A Shares	(3,202,007)	(5,919,961)
Class I Shares	(625,508)	(564,416)
Class Y Shares	(1,879,047)	(1,415,397)
	(5,706,562)	(7,899,774)
Net increase in net assets resulting from share transactions	13,407,446	24,765,940
Total increase in net assets	12,521,657	27,051,512
Net Assets:
Beginning of period	35,908,268	8,856,756
End of period #	$48,429,925	$35,908,268
# Including undistributed net investment income	$182,304	$8,798

See Notes to Financial Statements

9

VANECK NDR MANAGED ALLOCATION FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	For the
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017	2016(a)
	(unaudited)
Net asset value, beginning of period	$29.31		$25.97	$25.15
Income from investment operations:
Net investment income	0.11	(b)	0.22 (b)	0.20
Net realized and unrealized gain (loss) on investments	(0.63)		3.71	1.12
Total from investment operations	(0.52)		3.93	1.32
Less dividends and distributions from:
Net investment income	—		(0.16)	(0.25)
Net realized gains	—		(0.43)	(0.25)
Total dividends and distributions	—		(0.59)	(0.50)
Net asset value, end of period	$28.79		$29.31	$25.97
Total return (c)	(1.77	)%(d)	15.15%	5.27	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$17,122		$10,006	$3,724
Ratio of gross expenses to average net assets (f)	1.57	%(e)	2.09%	2.67	%(e)
Ratio of net expenses to average net assets (f)	1.15	%(e)	1.15%	1.15	%(e)
Ratio of net expenses to average net assets excluding interest expense (f)	1.15	%(e)	1.15%	1.15	%(e)
Ratio of net investment income to average net assets	0.76	%(e)	0.79%	1.79	%(e)
Portfolio turnover rate	88	%(d)	229%	140	%(d)

(a)	For the period May 11, 2016 (commencement of operations) through December 31, 2016
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not annualized
(e)	Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investments in underlying funds.

See Notes to Financial Statements

10

VANECK NDR MANAGED ALLOCATION FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	For the
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017	2016(a)
	(unaudited)
Net asset value, beginning of period	$29.41		$26.02	$25.15
Income from investment operations:
Net investment income	0.12	(b)	0.35 (b)	0.30
Net realized and unrealized gain (loss) on investments	(0.60)		3.67	1.07
Total from investment operations	(0.48)		4.02	1.37
Less dividends and distributions from:
Net investment income	—		(0.20)	(0.25)
Net realized gains	—		(0.43)	(0.25)
Total dividends and distributions	—		(0.63)	(0.50)
Net asset value, end of period	$28.93		$29.41	$26.02
Total return (c)	(1.63	)%(d)	15.48%	5.47	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$13,682		$12,741	$3,285
Ratio of gross expenses to average net assets (f)	1.28	%(e)	1.79%	2.40	%(e)
Ratio of net expenses to average net assets (f)	0.85	%(e)	0.85%	0.85	%(e)
Ratio of net expenses to average net assets excluding interest expense (f)	0.85	%(e)	0.85%	0.85	%(e)
Ratio of net investment income to average net assets	0.82	%(e)	1.23%	1.95	%(e)
Portfolio turnover rate	88	%(d)	229%	140	%(d)

(a)	For the period May 11, 2016 (commencement of operations) through December 31, 2016
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not annualized
(e)	Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investments in underlying funds.

See Notes to Financial Statements

11

VANECK NDR MANAGED ALLOCATION FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	For the
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017	2016(a)
	(unaudited)
Net asset value, beginning of period	$29.39		$26.01	$25.15
Income from investment operations:
Net investment income	0.12	(b)	0.36 (b)	0.27
Net realized and unrealized gain (loss) on investments	(0.61)		3.65	1.09
Total from investment operations	(0.49)		4.01	1.36
Less dividends and distributions from:
Net investment income	—		(0.20)	(0.25)
Net realized gains	—		(0.43)	(0.25)
Total dividends and distributions	—		(0.63)	(0.50)
Net asset value, end of period	$28.90		$29.39	$26.01
Total return (c)	(1.67	)%(d)	15.45%	5.43	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$17,626		$13,161	$1,848
Ratio of gross expenses to average net assets (f)	1.24	%(e)	1.75%	2.90	%(e)
Ratio of net expenses to average net assets (f)	0.90	%(e)	0.90%	0.90	%(e)
Ratio of net expenses to average net assets excluding interest expense (f)	0.90	%(e)	0.90%	0.90	%(e)
Ratio of net investment income to average net assets	0.83	%(e)	1.25%	2.12	%(e)
Portfolio turnover rate	88	%(d)	229%	140	%(d)

(a)	For the period May 11, 2016 (commencement of operations) through December 31, 2016
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not annualized
(e)	Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investments in underlying funds.

See Notes to Financial Statements

12

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

Note 1—Fund Organization—Van Eck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. The NDR Managed Allocation Fund (the “Fund”) is a diversified series of the Trust and seeks to achieve its investment objective by investing in exchange traded products using a customized version of a global tactical asset allocation model developed by Ned Davis Research, Inc. The Fund currently offers three classes of shares: Class A, I and Y Shares. Each share class represents an interest in the same portfolio of investments of the Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I and Y Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair
13

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

value hierarchy. The Pricing Committee of Van Eck Associates Corporation (“the Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:
14

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

E.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued as earned. Income, expenses (excluding class-specific expenses), realized and unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.
15

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the investment adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2019, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived/assumed by the Adviser for the period ended June 30, 2018, are as follows:

		Waiver of
	Expense	Management
	Limitation	Fees
NDR Managed Allocation Fund
Class A	1.15%	$26,510
Class I	0.85	29,065
Class Y	0.90	28,478

For the period ended June 30, 2018, Van Eck Securities Corporation (the “Distributor”), and affiliate and wholly-owned subsidiary of the Adviser, received a total of $122 in sales loads relating to the sale of shares of the Fund, of which $106 was reallowed to broker/dealers and the remaining $16 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and Van Eck Securities Corporation (the “Distributor”).

Note 4—Investments—For the period ended June 30, 2018, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated $49,792,201 and $37,103,136, respectively.

16

Note 5—Income Taxes—At June 30, 2018, for Federal income tax purposes, the identified cost, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

	Gross	Gross	Net Unrealized
Cost of	Unrealized	Unrealized	Appreciation
Investments	Appreciation	Depreciation	(Depreciation)
$46,611,793	$2,205,464	$(396,346)	$1,809,118

The tax character of dividends paid to shareholders during the year ended December 31, 2017 was as follows:

Ordinary income*	$752,181

* Includes short-term capital gains

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. Therefore, no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. During the period ended June 30, 2018, the Fund did not incur any interest or penalties.

Note 6—Concentration of Risk—The Fund may concentrate its investments in exchange traded products that invest directly in, or have exposure to, equity and debt securities, as well as other asset categories such as commodities and derivative instruments. Such investments may subject the exchange traded product to greater volatility than investments in traditional securities. The Fund may indirectly own foreign securities. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. The Fund may invest in debt securities which are rated below investment grade by

17

VANECK NDR MANAGED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

rating agencies. Such securities involve more risk of default than higher rated securities and are subject to greater price variability.

At June 30, 2018, the Adviser owned approximately 18% of Class A, 37% of Class I, and 20% of Class Y.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 7—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and is recorded as Distribution fees in the Statement of Operations.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

		Year Ended
	Six Months Ended	December 31,
	June 30, 2018	2017
	(unaudited)
Class A
Shares sold	363,268	397,728
Shares reinvested	—	6,583
Shares redeemed	(109,953)	(206,300)
Net increase	253,315	198,011
Class I
Shares sold	61,056	317,390
Shares reinvested	—	9,277
Shares redeemed	(21,422)	(19,676)
Net increase	39,634	306,991
Class Y
Shares sold	226,073	418,000
Shares reinvested	—	7,372
Shares redeemed	(64,142)	(48,520)
Net increase	161,931	376,852
18

Note 9—Bank Line of Credit—The Trust participates with VanEck VIP Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2018, the average daily loan balance during the 6 day period for which a loan was outstanding amounted to $198,064 and the average interest rate was 3.21%. At June 30, 2018, the Fund had no borrowings under the Facility.

Note 10—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”), for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in eligible shares of the VE/VIP Funds as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 11—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

19

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited)

VANECK NDR MANAGED ALLOCATION FUND

(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval. On June 12, 2018, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), which is comprised exclusively of Independent Trustees, voted to approve the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (“VEAC”) (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Board and furnished by the Adviser for meetings of the Board held on May 14, 2018 and June 12, 2018 specifically for the purpose of considering the continuation of the Advisory Agreement. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the
20

Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by an independent consultant comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended March 31, 2018 with the investment performance of (i) a universe of mutual funds selected by the independent consultant with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by the independent consultant further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”), and (iii) an appropriate benchmark index;

■	A report prepared by an independent consultant comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2017 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a sub-set of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information about the Adviser’s use of a customized version of a global tactical asset allocation model (the “NDR Model”) created by Ned Davis Research, Inc. (“NDR”) to guide the Fund’s asset allocation decisions, including information about the structure of the NDR Model, the process followed in managing the Fund in accordance with the NDR Model, the manner in which the NDR Model was customized at the request of the Adviser and the reasons for such customizations, among other things;

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in
21

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Descriptions of the processes that the Adviser uses to evaluate and monitor the liquidity of fixed-income instruments and information regarding the actions the Adviser has taken with respect to risk management and disclosure matters relating to changing fixed income market conditions;
22

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire prepared by independent legal counsel on behalf of the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to reduce the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving a portion of its fees or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities,

23

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

including the Securities and Exchange Commission; (8) the resources committed by the Adviser in recent periods to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund.

The Board considered the fact that the Adviser is managing other investment products, including exchange-traded funds, private funds, separate accounts and UCITSs, one or more of which may invest in the same financial markets and may be managed by the same investment professionals according to a similar investment objective and/or strategy as the Fund. The Board concluded that the management of these products contributes to the Adviser’s financial stability and is helpful to the Adviser in attracting and retaining quality portfolio management personnel for the Fund. In addition, the Board concluded that the Adviser has established appropriate procedures to monitor conflicts of interest involving the management of the Fund and the other products and for resolving any such conflicts of interest in a fair and equitable manner.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended March 31, 2018, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2017.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Fund had outperformed its Performance Category and Performance Peer Group median for the one-year period. The Board also noted that the Fund had outperformed its benchmark index for the one-year period. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund was satisfactory.

Fees and Expenses. The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were lower than the median advisory fee rates and total expense ratios of the Fund’s Expense Category and Expense Peer Group. The Board also noted that the Adviser has agreed to waive fees or pay expenses of the Fund through April 2019 to the extent

24

necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. The Board further noted that, in evaluating the reasonableness of the Adviser’s profits from managing any particular Fund, it would be appropriate to consider the size of the Adviser relative to other firms in the investment management industry and the impact on the Adviser’s profits of the volatility of the markets in which the Fund invests and the volatility of cash flow into and out of the Fund through various market cycles. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser, if any, are deemed not to be excessive. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders. The Board concluded that, with respect to the Fund, any economies of scale being realized are currently being shared by the Adviser and the Fund, and that adding or modifying existing (if any) breakpoints would not be warranted at this time for the Fund.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its

25

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2018 (unaudited) (continued)

consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that the continuation of the Advisory Agreement is in the interests of shareholders and, accordingly, the Board approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

26

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Fund’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	NDRSAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.

(a)  Not applicable.

(b)  Not applicable.

Item 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)
       under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK FUNDS

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date September 7, 2018
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date September 7, 2018
     ------------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date September 7, 2018
     ------------------